As filed with the Securities and Exchange Commission on April 25, 2013

Securities Act File No. 033-73140

Investment Company Act File No. 811-8220

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 49	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 50 (Check appropriate box or boxes)	☒

ING VARIABLE PRODUCTS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on April 30, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ING VARIABLE PRODUCTS TRUST

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

—	Cover Sheet

—	Contents of Registration Statement

—	Explanatory Note

—	Registrant’s Adviser Class (“Class ADV”) shares’ Prospectus dated April 30, 2013

—	Registrant’s Institutional Class (“Class I”) shares’ Prospectus dated April 30, 2013

—	Registrant’s Service Class (“Class S”) shares’ Prospectus dated April 30, 2013

—	Registrant’s Service 2 Class (“Class S2”) shares’ Prospectus dated April 30, 2013

—	Registrant’s Class ADV, Class I, Class S and Class S2 shares’ Statement of Additional Information dated April 30, 2013

—	Part C

—	Signature Page

Explanatory Note

This Post-Effective Amendment No. 49 to the Registration Statement (“Amendment”) on Form N-1A for ING Variable Products Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the disclosure in compliance with annual updating requirements to the Registrant’s Class ADV Prospectus, Class I Prospectus, Class S Prospectus, and Class S2 Prospectus, and their related Statement of Additional Information, each dated April 30, 2013.

Prospectus	April 30, 2013

  ING International Value Portfolio ADV/IVIVX

  ING MidCap Opportunities Portfolio ADV/IAMOX

  ING SmallCap Opportunities Portfolio ADV/ISOPX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING International Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.46%
Waivers and Reimbursements[1]	0.04%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.50%

1	The adviser is contractually obligated to limit expenses to 1.50% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$153	466	801	1,750

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Portfolio generally invests in common and preferred stocks, warrants, and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio may invest in derivative instruments including futures, options, and swaps. The Portfolio typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

ING International Value Portfolio	1

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

2	ING International Value Portfolio

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt   These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations   U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2003-2006) and Class ADV shares’ performance (2007-2012).

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 27.00% and Worst quarter: 3rd, 2011, (23.03)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	18.64	(5.87)	(3.01)	12/29/06
MSCI EAFE® Index[1]	%	17.32	(3.69)	(1.36)[2]	—
Class I (adjusted)%		18.64	(5.91)	5.85	08/08/97
MSCI EAFE® Index[1]	%	17.32	(3.69)	8.21	—

1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

ING International Value Portfolio	3

Portfolio Managers
Martin Jansen	David Rabinowitz
Portfolio Manager (since 12/10)	Portfolio Manager (since 04/11)
Joseph Vultaggio
Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

4	ING International Value Portfolio

ING MidCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.69%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.34%
Waivers and Reimbursements[1]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.34%

1	The adviser is contractually obligated to limit expenses to 1.40% through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment. In addition, the adviser is contractually obligated to further limit expenses to 1.35% through May 2, 2014. There is no guarantee this obligation will continue after May 2, 2014 and the obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$136	425	734	1,613

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, mid-sized companies are those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2012, ranged from $403.7 million to $21.2 billion.

The Portfolio may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Portfolio. The Portfolio typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Portfolio may also invest in foreign securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

ING MidCap Opportunities Portfolio	5

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Mid-Capitalization Company   Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares

6	ING MidCap Opportunities Portfolio

the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2003-2006) and Class ADV shares’ performance (2007-2012).

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd, 2009, 17.68% and Worst quarter: 4th, 2008, (23.49)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class ADV	%	13.61	4.89	7.99	12/29/06
Russell Midcap® Growth Index[1]	%	15.81	3.23	4.55[2]	—
Russell Midcap® Index[1]	%	17.28	3.57	3.90[2]	—
Class I (adjusted)%		13.63	4.98	11.00	05/05/00
Russell Midcap® Growth Index[1]	%	15.81	3.23	10.32	—
Russell Midcap® Index[1]	%	17.28	3.57	10.65	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Jeff Bianchi	Michael Pytosh
Portfolio Manager (since 07/05)	Portfolio Manager (since 04/12)
Kristin Manning
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING MidCap Opportunities Portfolio	7

ING SmallCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.42%
Waivers and Reimbursements[2]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.42%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 1.42% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$145	449	776	1,702

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2012, ranged from $27.0 million to $4.7 billion.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

8	ING SmallCap Opportunities Portfolio

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2003-2008) and Class ADV shares’ performance (2009-2012).

Calendar Year Total Returns
(as of December 31 of each year)

ING SmallCap Opportunities Portfolio	9

Best quarter: 2nd, 2009, 22.52% and Worst quarter: 4th, 2008, (25.38)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class ADV	%	14.63	24.57	N/A	11/20/08
Russell 2000® Growth Index[1]	%	14.59	19.01[2]	N/A	—
Russell 2000® Index[1]	%	16.35	17.06[2]	N/A	—
Class I (adjusted)%		14.60	5.18	10.02	05/06/94
Russell 2000® Growth Index[1]	%	14.59	3.49	9.80	—
Russell 2000® Index[1]	%	16.35	3.56	9.72	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
James Hasso	Steve Salopek
Portfolio Manager (since 10/08)	Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

10	ING SmallCap Opportunities Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolios and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolios’ Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Products Trust (“Trust”), a Massachusetts business trust. The Portfolios are managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights, and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class ADV shares are offered in this Prospectus. Class ADV shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as such term is defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although the Portfolios are designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives, and other investments.

Temporary Defensive Strategies

When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

11

KEY PORTFOLIO INFORMATION  (continued)

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

12

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objectives

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

For a complete description of each Portfolio’s principal investment strategies, please see the Portfolio’s summary prospectus or the summary section of this Prospectus.

Additional Information About the Risks

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility

13

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) of a portfolio and reduce its returns. Derivatives may not perform as expected, so a portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Interest Rate.  With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase a portfolio’s exposure to risks associated with rising interest rates.

Investment Model.  The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could

14

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to portfolio costs and impair the ability of a portfolio to achieve its investment objectives.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

Additional Risks

The discussion below also includes risks that are not considered to be principal risks of a Portfolio, but are considered to be relevant to each Portfolio.

Counterparty.  The entity with which a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if interest rates drop by one percentage point.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s Annual Portfolio Operating Expenses for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment by Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of each Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolios’ SAI. Portfolio holdings information can be reviewed online at www.INGInvestment.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios. ING Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Prospectus, ING U.S. is a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). Following an IPO, ING Groep would likely continue to own a majority of the common stock of ING U.S. Subsequent to an IPO, ING Groep would likely sell its controlling ownership interest in ING U.S. over time. While the base case for the Separation Plan is the IPO, all options remain open and it is possible that ING Groep’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers. Notwithstanding the filing of the Form S-1, there can be no assurance that the IPO will occur.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2012, ING Investments managed approximately $46.2 billion in assets.

Management Fees

The Adviser receives a monthly fee for its services based on the average daily net assets of each Portfolio.

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MANAGEMENT OF THE PORTFOLIOS  (continued)

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets.

Management Fees
ING International Value Portfolio	0.80%
ING MidCap Opportunities Portfolio	0.69%
ING SmallCap Opportunities Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2012.

The Sub-Adviser and Portfolio Managers

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio’s portfolio. The sub-adviser is an affiliate of ING Investments.

The Adviser acts as a “manager-of-managers” for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

ING Investment Management Co. LLC

ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING U.S. and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2012, ING IM managed approximately $66.3 billion in assets.

The following individuals are jointly responsible for the day-to-day management of ING International Value Portfolio. Mr. Jansen is primarily responsible for making investment decisions on behalf of the Portfolio. Mr. Rabinowitz and Mr. Vultaggio support Mr. Jansen and assist in the management of the Portfolio.

Martin Jansen, Portfolio Manager, has primary responsibility for the International Value Strategy. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to ING IM. He joined ING IM in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining ING IM, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

Joseph Vultaggio, Portfolio Manager, joined ING IM in 1994. Mr. Vultaggio is responsible for the European Markets.

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MANAGEMENT OF THE PORTFOLIOS  (continued)

David Rabinowitz, Portfolio Manager, also serves as Head of International Equity and Director of Equity Research. Mr. Rabinowitz joined ING IM in January 2008. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

The following individuals are jointly responsible for the day-to-day management of ING MidCap Opportunities Portfolio.

Jeff Bianchi is the Lead Portfolio Manager of ING IM’s large cap growth and mid cap growth strategies. Mr. Bianchi joined ING IM in 1994 as a fundamental research analyst on the growth strategies. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed portfolio manager duties on the large cap growth strategy in 2000, and was named lead portfolio manager on the strategy in 2010. He also assumed lead portfolio manager responsibilities of the mid cap growth strategy in 2005.

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Kristin Manning, CFA, Portfolio Manager, is on the mid cap growth strategies team and is an analyst on the fundamental research team covering the consumer sector. Ms. Manning joined ING IM in 2006. Prior to that she was a research analyst at Wells Capital Management where she was responsible for the financial, auto, IT services, and utilities sectors.

The following individuals are jointly responsible for the day-to-day management of ING SmallCap Opportunities Portfolio.

James Hasso, Portfolio Manager, has been with ING IM since 2006. Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners LLC from 2001-2002.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, the Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

21

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

22

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

23

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

24

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

25

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least quarterly. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

26

INDEX DESCRIPTIONS

The MSCI - Europe, Australasia, and Far East® (“MSCI EAFE® ”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia, and the Far East.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

27

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class ADV shares’ financial performance for the past five years or, if shorter, the period of the share class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2012, are incorporated herein by reference.

28

FINANCIAL HIGHLIGHTS  (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING International Value Portfolio
Class ADV
12-31-12	6.99	0.15	1.14	1.29	0.16	—	—	0.16	—	8.12	18.64	1.46	1.50	1.50	1.99	1,123	56
12-31-11	8.44	(0.01)•	(1.26)	(1.27)	0.17	—	0.01	0.18	—	6.99	(15.40)	1.57	1.52	1.52	(0.09)	1,145	69
12-31-10	8.41	0.11	0.05	0.16	0.13	—	—	0.13	—	8.44	2.02	1.56	1.50†	1.50†	1.28†	31	155
12-31-09	6.74	0.09	1.70	1.79	0.12	—	—	0.12	—	8.41	26.88	1.55	1.51†	1.51†	1.10†	21	214
12-31-08	14.21	0.22	(5.67)	(5.45)	0.25	1.78	—	2.03	0.01	6.74	(43.11)(a)	1.56	1.50†	1.50†	2.06†	0**	207
ING MidCap Opportunities Portfolio
Class ADV
12-31-12	11.34	0.01	1.52	1.53	0.04	0.32	—	0.36	—	12.51	13.61	1.34	1.34	1.34	0.09	81,463	89
12-31-11	11.46	(0.02)	(0.10)	(0.12)	—	—	—	—	—	11.34	(1.05)	1.34	1.34	1.34	(0.23)	40,497	90
12-31-10	8.88	0.08•	2.54	2.62	0.04	—	—	0.04	—	11.46	29.57	1.36	1.29†	1.29†	0.75†	15,119	96
12-31-09	6.32	0.03•	2.54	2.57	0.01	—	—	0.01	—	8.88	40.65	1.40	1.14†	1.14†	0.36†	957	169
12-31-08	10.20	(0.03)•	(3.85)	(3.88)	—	—	—	—	0.00*	6.32	(38.04)(b)	1.38	1.20†	1.20†	(0.40)†	1	191
ING SmallCap Opportunities Portfolio
Class ADV
12-31-12	20.73	(0.07)•	3.00	2.93	—	2.29	—	2.29	—	21.37	14.63	1.41	1.41	1.41	(0.34)	14,236	57
12-31-11	20.67	(0.14)•	0.20	0.06	—	—	—	—	—	20.73	0.29	1.40	1.40	1.40	(0.67)	4,819	72
12-31-10	15.69	(0.10)•	5.08	4.98	—	—	—	—	—	20.67	31.74	1.40	1.40†	1.40†	(0.57)†	2,120	97
12-31-09	12.04	(0.08)	3.73	3.65	—	—	—	—	—	15.69	30.32	1.46	1.43†	1.43†	(0.61)†	88	139
11-20-08(5) - 12-31-08	9.63	(0.01)•	2.41	2.40	—	—	—	—	0.01	12.04	25.03(c)	1.43	1.40†	1.40†	(0.93)†	4	148

See Accompanying Notes to Financial Highlights
29

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

(a)	Excluding a $729,720 payment by affiliate in 2008, ING International Value Portfolio total return would have been (43.18)%, (42.86)%, and (42.43)% on Classes ADV, I, and S, respectively.

(b)	There was no impact on total return due to payment by affiliate in 2008.

(c)	Excluding a $110,798 payment by affiliate in 2008, ING SmallCap Opportunities Portfolio total return would have been 24.72%, (34.52)%, and (34.64)% for Classes ADV, I, and S, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

**	Amount is less than $500.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

30

TO OBTAIN MORE INFORMATION
You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Portfolio information.

To make shareholder inquiries contact: The ING Funds 7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034 1-800-992-0180 or visit our website at www.INGInvestment.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:

U.S. Securities and Exchange Commission Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Products Trust	811-8220
ING International Value Portfolio ING MidCap Opportunities Portfolio ING SmallCap Opportunities Portfolio

PRO-INGVPTA (0413-043013)

Prospectus	April 30, 2013

  ING International Value Portfolio I/IIVIX

  ING MidCap Opportunities Portfolio I/IIMOX

  ING SmallCap Opportunities Portfolio I/IVSOX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING International Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.96%
Waivers and Reimbursements[1]	0.04%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.00%

1	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$102	310	535	1,182

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Portfolio generally invests in common and preferred stocks, warrants, and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio may invest in derivative instruments including futures, options, and swaps. The Portfolio typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

ING International Value Portfolio	1

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

2	ING International Value Portfolio

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt   These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations   U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 26.86% and Worst quarter: 3rd, 2011, (22.78)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	19.23	(5.43)	6.37	08/08/97
MSCI EAFE® Index[1]	%	17.32	(3.69)	8.21	—

1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Martin Jansen	David Rabinowitz
Portfolio Manager (since 12/10)	Portfolio Manager (since 04/11)
Joseph Vultaggio
Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may

ING International Value Portfolio	3

apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

4	ING International Value Portfolio

ING MidCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.69%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.84%
Waivers and Reimbursements[1]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.84%

1	The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.85% through May 2, 2014. There is no guarantee this obligation will continue after May 2, 2014 and the obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$86	268	466	1,037

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, mid-sized companies are those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2012, ranged from $403.7 million to $21.2 billion.

The Portfolio may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Portfolio. The Portfolio typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Portfolio may also invest in foreign securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

ING MidCap Opportunities Portfolio	5

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Mid-Capitalization Company   Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class

6	ING MidCap Opportunities Portfolio

I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd, 2009, 17.82% and Worst quarter: 4th, 2008, (23.35)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	14.20	5.50	11.53	05/05/00
Russell Midcap® Growth Index[1]	%	15.81	3.23	10.32	—
Russell Midcap® Index[1]	%	17.28	3.57	10.65	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Jeff Bianchi	Michael Pytosh
Portfolio Manager (since 07/05)	Portfolio Manager (since 04/12)
Kristin Manning
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING MidCap Opportunities Portfolio	7

ING SmallCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.92%
Waivers and Reimbursements[2]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.92%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.92% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$94	293	509	1,131

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2012, ranged from $27.0 million to $4.7 billion.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

8	ING SmallCap Opportunities Portfolio

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 22.83% and Worst quarter: 4th, 2008, (25.27)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	%	15.18	5.71	10.55	05/06/94
Russell 2000® Growth Index[1]	%	14.59	3.49	9.80	—
Russell 2000® Index[1]	%	16.35	3.56	9.72	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

ING SmallCap Opportunities Portfolio	9

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
James Hasso	Steve Salopek
Portfolio Manager (since 10/08)	Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

10	ING SmallCap Opportunities Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolios and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolios’ Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Products Trust (“Trust”), a Massachusetts business trust. The Portfolios are managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights, and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class I shares are offered in this Prospectus. Class I shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as such term is defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although the Portfolios are designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives, and other investments.

Temporary Defensive Strategies

When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION  (continued)

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objectives

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

For a complete description of each Portfolio’s principal investment strategies, please see the Portfolio’s summary prospectus or the summary section of this Prospectus.

Additional Information About the Risks

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) of a portfolio and reduce its returns. Derivatives may not perform as expected, so a portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Interest Rate.  With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase a portfolio’s exposure to risks associated with rising interest rates.

Investment Model.  The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to portfolio costs and impair the ability of a portfolio to achieve its investment objectives.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

Additional Risks

The discussion below also includes risks that are not considered to be principal risks of a Portfolio, but are considered to be relevant to each Portfolio.

Counterparty.  The entity with which a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if interest rates drop by one percentage point.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s Annual Portfolio Operating Expenses for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment by Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

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PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of each Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolios’ SAI. Portfolio holdings information can be reviewed online at www.INGInvestment.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios. ING Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Prospectus, ING U.S. is a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). Following an IPO, ING Groep would likely continue to own a majority of the common stock of ING U.S. Subsequent to an IPO, ING Groep would likely sell its controlling ownership interest in ING U.S. over time. While the base case for the Separation Plan is the IPO, all options remain open and it is possible that ING Groep’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers. Notwithstanding the filing of the Form S-1, there can be no assurance that the IPO will occur.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2012, ING Investments managed approximately $46.2 billion in assets.

Management Fees

The Adviser receives a monthly fee for its services based on the average daily net assets of each Portfolio.

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MANAGEMENT OF THE PORTFOLIOS  (continued)

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets.

Management Fees
ING International Value Portfolio	0.80%
ING MidCap Opportunities Portfolio	0.69%
ING SmallCap Opportunities Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2012.

The Sub-Adviser and Portfolio Managers

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio’s portfolio. The sub-adviser is an affiliate of ING Investments.

The Adviser acts as a “manager-of-managers” for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

ING Investment Management Co. LLC

ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING U.S. and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2012, ING IM managed approximately $66.3 billion in assets.

The following individuals are jointly responsible for the day-to-day management of ING International Value Portfolio. Mr. Jansen is primarily responsible for making investment decisions on behalf of the Portfolio. Mr. Rabinowitz and Mr. Vultaggio support Mr. Jansen and assist in the management of the Portfolio.

Martin Jansen, Portfolio Manager, has primary responsibility for the International Value Strategy. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to ING IM. He joined ING IM in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining ING IM, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

Joseph Vultaggio, Portfolio Manager, joined ING IM in 1994. Mr. Vultaggio is responsible for the European Markets.

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MANAGEMENT OF THE PORTFOLIOS  (continued)

David Rabinowitz, Portfolio Manager, also serves as Head of International Equity and Director of Equity Research. Mr. Rabinowitz joined ING IM in January 2008. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

The following individuals are jointly responsible for the day-to-day management of ING MidCap Opportunities Portfolio.

Jeff Bianchi is the Lead Portfolio Manager of ING IM’s large cap growth and mid cap growth strategies. Mr. Bianchi joined ING IM in 1994 as a fundamental research analyst on the growth strategies. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed portfolio manager duties on the large cap growth strategy in 2000, and was named lead portfolio manager on the strategy in 2010. He also assumed lead portfolio manager responsibilities of the mid cap growth strategy in 2005.

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Kristin Manning, CFA, Portfolio Manager, is on the mid cap growth strategies team and is an analyst on the fundamental research team covering the consumer sector. Ms. Manning joined ING IM in 2006. Prior to that she was a research analyst at Wells Capital Management where she was responsible for the financial, auto, IT services, and utilities sectors.

The following individuals are jointly responsible for the day-to-day management of ING SmallCap Opportunities Portfolio.

James Hasso, Portfolio Manager, has been with ING IM since 2006. Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners LLC from 2001-2002.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, the Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

21

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

22

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

23

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

24

PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

25

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least quarterly. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

26

INDEX DESCRIPTIONS

The MSCI - Europe, Australasia, and Far East® (“MSCI EAFE® ”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia, and the Far East.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

27

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2012, are incorporated herein by reference.

28

FINANCIAL HIGHLIGHTS  (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING International Value Portfolio
Class I
12-31-12	7.04	0.19	1.14	1.33	0.19	—	—	0.19	—	8.18	19.23	0.96	1.00	1.00	2.52	124,728	56
12-31-11	8.49	0.21	(1.45)	(1.24)	0.20	—	0.01	0.21	—	7.04	(14.96)	1.07	1.02	1.02	2.56	135,682	69
12-31-10	8.46	0.16•	0.04	0.20	0.17	—	—	0.17	—	8.49	2.50	1.06	1.00†	1.00†	1.96†	230,836	155
12-31-09	6.77	0.13	1.68	1.81	0.12	—	—	0.12	—	8.46	27.18	1.05	1.01†	1.01†	1.70†	399,689	214
12-31-08	14.24	0.27	(5.67)	(5.40)	0.30	1.78	—	2.08	0.01	6.77	(42.76)(a)	1.06	1.00†	1.00†	2.59†	340,022	207
ING MidCap Opportunities Portfolio
Class I
12-31-12	11.63	0.07	1.57	1.64	0.07	0.32	—	0.39	—	12.88	14.20	0.84	0.84	0.84	0.56	614,151	89
12-31-11	11.69	0.03	(0.09)	(0.06)	—	—	—	—	—	11.63	(0.51)	0.84	0.84	0.84	0.24	435,027	90
12-31-10	9.03	0.06	2.67	2.73	0.07	—	—	0.07	—	11.69	30.36	0.86	0.79†	0.79†	0.62†	350,626	96
12-31-09	6.40	0.04	2.61	2.65	0.02	—	—	0.02	—	9.03	41.44	0.90	0.64†	0.64†	0.46†	238,426	169
12-31-08	10.26	0.01	(3.87)	(3.86)	—	—	—	—	0.00*	6.40	(37.62)(b)	0.88	0.70†	0.70†	0.11†	195,295	191
ING SmallCap Opportunities Portfolio
Class I
12-31-12	21.46	0.01	3.14	3.15	—	2.29	—	2.29	—	22.32	15.18	0.91	0.91	0.91	0.03	136,300	57
12-31-11	21.28	(0.04)	0.22	0.18	—	—	—	—	—	21.46	0.85	0.90	0.90	0.90	(0.17)	117,965	72
12-31-10	16.08	(0.02)	5.22	5.20	—	—	—	—	—	21.28	32.34	0.90	0.90†	0.90†	(0.14)†	113,938	97
12-31-09	12.27	(0.02)	3.83	3.81	—	—	—	—	—	16.08	31.05	0.96	0.93†	0.93†	(0.12)†	79,291	139
12-31-08	21.98	(0.01)	(6.61)	(6.62)	—	3.10	—	3.10	0.01	12.27	(34.48)(c)	0.93	0.90†	0.90†	(0.04)†	56,476	148

See Accompanying Notes to Financial Highlights
29

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

(a)	Excluding a $729,720 payment by affiliate in 2008, ING International Value Portfolio total return would have been (43.18)%, (42.86)%, and (42.43)% on Classes ADV, I, and S, respectively.

(b)	There was no impact on total return due to payment by affiliate in 2008.

(c)	Excluding a $110,798 payment by affiliate in 2008, ING SmallCap Opportunities Portfolio total return would have been 24.72%, (34.52)%, and (34.64)% for Classes ADV, I, and S, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

**	Amount is less than $500.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

30

TO OBTAIN MORE INFORMATION
You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Portfolio information.

To make shareholder inquiries contact: The ING Funds 7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034 1-800-992-0180 or visit our website at www.INGInvestment.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:

U.S. Securities and Exchange Commission Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Products Trust	811-8220
ING International Value Portfolio ING MidCap Opportunities Portfolio ING SmallCap Opportunities Portfolio

PRO-INGVPTI (0413-043013)

Prospectus	April 30, 2013

  ING International Value Portfolio S/IVPIX

  ING MidCap Opportunities Portfolio S/ISMOX

  ING SmallCap Opportunities Portfolio S/IVPOX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING International Value Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.21%
Waivers and Reimbursements[1]	(0.01)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.20%

1	The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is also contractually obligated to waive 0.05% of the 0.25% shareholder services fee through May 1, 2014. There is no guarantee that the shareholder services fee waiver will continue after May 1, 2014. The shareholder services fee waiver will only renew if the distributor elects to renew it.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$122	383	664	1,465

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Portfolio generally invests in common and preferred stocks, warrants, and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio may invest in derivative instruments including futures, options, and swaps. The Portfolio typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

ING International Value Portfolio	1

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

2	ING International Value Portfolio

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt   These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations   U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 26.29% and Worst quarter: 3rd, 2011, (22.46)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class S	%	18.90	(5.52)	6.15	03/19/02
MSCI EAFE® Index[1]	%	17.32	(3.69)	8.21	—

1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Martin Jansen	David Rabinowitz
Portfolio Manager (since 12/10)	Portfolio Manager (since 04/11)
Joseph Vultaggio
Portfolio Manager (since 01/09)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING International Value Portfolio	3

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

4	ING International Value Portfolio

ING MidCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.69%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.09%
Waivers and Reimbursements[1]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.09%

1	The adviser is contractually obligated to limit expenses to 1.10% through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.10% through May 2, 2014. There is no guarantee this obligation will continue after May 2, 2014 and the obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$111	347	601	1,329

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, mid-sized companies are those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2012, ranged from $403.7 million to $21.2 billion.

The Portfolio may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Portfolio. The Portfolio typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Portfolio may also invest in foreign securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

ING MidCap Opportunities Portfolio	5

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Mid-Capitalization Company   Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class

6	ING MidCap Opportunities Portfolio

S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd, 2009, 17.65% and Worst quarter: 4th, 2008, (23.39)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class S	%	13.92	5.23	11.29	05/07/01
Russell Midcap® Growth Index[1]	%	15.81	3.23	10.32	—
Russell Midcap® Index[1]	%	17.28	3.57	10.65	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Jeff Bianchi	Michael Pytosh
Portfolio Manager (since 07/05)	Portfolio Manager (since 04/12)
Kristin Manning
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING MidCap Opportunities Portfolio	7

ING SmallCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.17%
Waivers and Reimbursements[2]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.17%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 1.17% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$119	372	644	1,420

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2012, ranged from $27.0 million to $4.7 billion.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

8	ING SmallCap Opportunities Portfolio

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 22.78% and Worst quarter: 4th, 2008, (25.29)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class S	%	14.95	5.46	10.30	05/03/01
Russell 2000® Growth Index[1]	%	14.59	3.49	9.80	—
Russell 2000® Index[1]	%	16.35	3.56	9.72	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

ING SmallCap Opportunities Portfolio	9

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
James Hasso	Steve Salopek
Portfolio Manager (since 10/08)	Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

10	ING SmallCap Opportunities Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolios and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolios’ Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Products Trust (“Trust”), a Massachusetts business trust. The Portfolios are managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights, and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered in this Prospectus. Class S shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as such term is defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although the Portfolios are designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives, and other investments.

Temporary Defensive Strategies

When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

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KEY PORTFOLIO INFORMATION  (continued)

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objectives

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

For a complete description of each Portfolio’s principal investment strategies, please see the Portfolio’s summary prospectus or the summary section of this Prospectus.

Additional Information About the Risks

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities.  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. A convertible security may also provide income and be subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, a portfolio could lose money. A portfolio may be forced to convert a convertible security before it otherwise would do so, which may decrease the portfolio’s returns.

Credit.  Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency.  To the extent that a portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) of a portfolio and reduce its returns. Derivatives may not perform as expected, so a portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Foreign Investments/Developing and Emerging Markets.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Interest Rate.  With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase a portfolio’s exposure to risks associated with rising interest rates.

Investment Model.  The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to portfolio costs and impair the ability of a portfolio to achieve its investment objectives.

Market Capitalization.  Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company.  Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Sovereign Debt.  These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations.  U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing.  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The sub-adviser may be wrong in its assessment of a company’s value and the securities a portfolio holds may not reach their full values. A particular risk of a portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a portfolio’s relative performance may suffer.

Additional Risks

The discussion below also includes risks that are not considered to be principal risks of a Portfolio, but are considered to be relevant to each Portfolio.

Counterparty.  The entity with which a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if interest rates drop by one percentage point.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s Annual Portfolio Operating Expenses for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

Investment by Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

17

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of each Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolios’ SAI. Portfolio holdings information can be reviewed online at www.INGInvestment.com.

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MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios. ING Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Prospectus, ING U.S. is a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). Following an IPO, ING Groep would likely continue to own a majority of the common stock of ING U.S. Subsequent to an IPO, ING Groep would likely sell its controlling ownership interest in ING U.S. over time. While the base case for the Separation Plan is the IPO, all options remain open and it is possible that ING Groep’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers. Notwithstanding the filing of the Form S-1, there can be no assurance that the IPO will occur.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2012, ING Investments managed approximately $46.2 billion in assets.

Management Fees

The Adviser receives a monthly fee for its services based on the average daily net assets of each Portfolio.

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MANAGEMENT OF THE PORTFOLIOS  (continued)

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets.

Management Fees
ING International Value Portfolio	0.80%
ING MidCap Opportunities Portfolio	0.69%
ING SmallCap Opportunities Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2012.

The Sub-Adviser and Portfolio Managers

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio’s portfolio. The sub-adviser is an affiliate of ING Investments.

The Adviser acts as a “manager-of-managers” for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

ING Investment Management Co. LLC

ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING U.S. and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2012, ING IM managed approximately $66.3 billion in assets.

The following individuals are jointly responsible for the day-to-day management of ING International Value Portfolio. Mr. Jansen is primarily responsible for making investment decisions on behalf of the Portfolio. Mr. Rabinowitz and Mr. Vultaggio support Mr. Jansen and assist in the management of the Portfolio.

Martin Jansen, Portfolio Manager, has primary responsibility for the International Value Strategy. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to ING IM. He joined ING IM in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining ING IM, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

Joseph Vultaggio, Portfolio Manager, joined ING IM in 1994. Mr. Vultaggio is responsible for the European Markets.

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MANAGEMENT OF THE PORTFOLIOS  (continued)

David Rabinowitz, Portfolio Manager, also serves as Head of International Equity and Director of Equity Research. Mr. Rabinowitz joined ING IM in January 2008. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

The following individuals are jointly responsible for the day-to-day management of ING MidCap Opportunities Portfolio.

Jeff Bianchi is the Lead Portfolio Manager of ING IM’s large cap growth and mid cap growth strategies. Mr. Bianchi joined ING IM in 1994 as a fundamental research analyst on the growth strategies. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed portfolio manager duties on the large cap growth strategy in 2000, and was named lead portfolio manager on the strategy in 2010. He also assumed lead portfolio manager responsibilities of the mid cap growth strategy in 2005.

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Kristin Manning, CFA, Portfolio Manager, is on the mid cap growth strategies team and is an analyst on the fundamental research team covering the consumer sector. Ms. Manning joined ING IM in 2006. Prior to that she was a research analyst at Wells Capital Management where she was responsible for the financial, auto, IT services, and utilities sectors.

The following individuals are jointly responsible for the day-to-day management of ING SmallCap Opportunities Portfolio.

James Hasso, Portfolio Manager, has been with ING IM since 2006. Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners LLC from 2001-2002.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, the Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

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HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Shareholder Service Plan

Each Portfolio has a Shareholder Service Plan (“Service Plan”) for Class S shares of the Portfolios. The Service Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S shares. These payments are made to the Distributor in connection with personal services rendered to Portfolios’ shareholders and the maintenance of shareholders’ accounts. The Distributor has agreed to waive 0.05% of the shareholder services fee for Class S shares of ING International Value Portfolio. The shareholder services fee waiver will continue through May 1, 2014.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least quarterly. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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INDEX DESCRIPTIONS

The MSCI - Europe, Australasia, and Far East® (“MSCI EAFE® ”) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia, and the Far East.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

27

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class S shares’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2012, are incorporated herein by reference.

28

FINANCIAL HIGHLIGHTS  (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING International Value Portfolio
Class S
12-31-12	7.18	0.18	1.16	1.34	0.18	—	—	0.18	—	8.34	18.90	1.21	1.20	1.20	2.33	7,623	56
12-31-11	8.64	0.19	(1.46)	(1.27)	0.18	—	0.01	0.19	—	7.18	(14.99)	1.32	1.22	1.22	2.27	8,156	69
12-31-10	8.60	0.13	0.06	0.19	0.15	—	—	0.15	—	8.64	2.36	1.31	1.20†	1.20†	1.61†	11,068	155
12-31-09	6.93	0.11	1.68	1.79	0.12	—	—	0.12	—	8.60	26.13	1.30	1.21†	1.21†	1.44†	12,076	214
12-31-08	14.39	0.25	(5.66)	(5.41)	0.28	1.78	—	2.06	0.01	6.93	(42.31)(a)	1.31	1.20†	1.20†	2.35†	9,782	207
ING MidCap Opportunities Portfolio
Class S
12-31-12	11.37	0.04	1.53	1.57	0.05	0.32	—	0.37	—	12.57	13.92	1.09	1.09	1.09	0.29	435,586	89
12-31-11	11.46	(0.00)*	(0.09)	(0.09)	—	—	—	—	—	11.37	(0.79)	1.09	1.09	1.09	(0.04)	414,381	90
12-31-10	8.86	0.03•	2.62	2.65	0.05	—	—	0.05	—	11.46	29.96	1.11	1.04†	1.04†	0.35†	450,115	96
12-31-09	6.29	0.02	2.56	2.58	0.01	—	—	0.01	—	8.86	41.04	1.15	0.89†	0.89†	0.25†	333,376	169
12-31-08	10.10	(0.00)•*	(3.81)	(3.81)	—	—	—	—	0.00*	6.29	(37.72)(b)	1.13	0.90†	0.90†	(0.02)†	249,953	191
ING SmallCap Opportunities Portfolio
Class S
12-31-12	20.91	(0.05)	3.07	3.02	—	2.29	—	2.29	—	21.64	14.95	1.16	1.16	1.16	(0.22)	68,682	57
12-31-11	20.80	(0.10)	0.21	0.11	—	—	—	—	—	20.91	0.53	1.15	1.15	1.15	(0.47)	63,588	72
12-31-10	15.75	(0.07)	5.12	5.05	—	—	—	—	—	20.80	32.06	1.15	1.15†	1.15†	(0.39)†	71,992	97
12-31-09	12.05	(0.05)	3.75	3.70	—	—	—	—	—	15.75	30.71	1.21	1.17†	1.17†	(0.36)†	62,253	139
12-31-08	21.68	(0.05)	(6.49)	(6.54)	—	3.10	—	3.10	0.01	12.05	(34.59)(c)	1.18	1.10†	1.10†	(0.26)†	54,163	148

See Accompanying Notes to Financial Highlights
29

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

(a)	Excluding a $729,720 payment by affiliate in 2008, ING International Value Portfolio total return would have been (43.18)%, (42.86)%, and (42.43)% on Classes ADV, I, and S, respectively.

(b)	There was no impact on total return due to payment by affiliate in 2008.

(c)	Excluding a $110,798 payment by affiliate in 2008, ING SmallCap Opportunities Portfolio total return would have been 24.72%, (34.52)%, and (34.64)% for Classes ADV, I, and S, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

**	Amount is less than $500.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

30

TO OBTAIN MORE INFORMATION
You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Portfolio information.

To make shareholder inquiries contact: The ING Funds 7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034 1-800-992-0180 or visit our website at www.INGInvestment.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:

U.S. Securities and Exchange Commission Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Products Trust	811-8220
ING International Value Portfolio ING MidCap Opportunities Portfolio ING SmallCap Opportunities Portfolio

PRO-INGVPTS (0413-043013)

^
Prospectus	April 30, 2013

  ING MidCap Opportunities Portfolio S2/IMOPX

  ING SmallCap Opportunities Portfolio S2/ISCTX

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies, and other permitted investors.
NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENTS

ING MidCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.69%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.34%
Waivers and Reimbursements[1]	(0.10)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.24%

1	The adviser is contractually obligated to limit expenses to 1.30% through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.25% through May 2, 2014. There is no guarantee this obligation will continue after May 2, 2014 and the obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The distributor is also contractually obligated to waive 0.10% of the distribution fee through May 1, 2014. There is no guarantee the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will continue only if the distributor elects to renew it.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$126	415	725	1,604

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, mid-sized companies are those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2012, ranged from $403.7 million to $21.2 billion.

The Portfolio may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Portfolio. The Portfolio typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Portfolio may also invest in foreign securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

ING MidCap Opportunities Portfolio	1

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Mid-Capitalization Company   Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class I shares’ performance from year to year, and the table compares

2	ING MidCap Opportunities Portfolio

the Portfolio’s Class S2 shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2012).

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd, 2009, 17.71% and Worst quarter: 4th, 2008, (23.44)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2%		13.79	24.87	N/A	02/27/09
Russell Midcap® Growth Index[1]	%	15.81	25.44[2]	N/A	—
Russell Midcap® Index[1]	%	17.28	26.17[2]	N/A	—
Class I (adjusted)%		13.74	5.09	11.11	05/05/00
Russell Midcap® Growth Index[1]	%	15.81	3.23	10.32	—
Russell Midcap® Index[1]	%	17.28	3.57	10.65	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Jeff Bianchi	Michael Pytosh
Portfolio Manager (since 07/05)	Portfolio Manager (since 04/12)
Kristin Manning
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

ING MidCap Opportunities Portfolio	3

ING SmallCap Opportunities Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	1.42%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.32%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 1.32% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is also contractually obligated to waive 0.10% of the distribution fee through May 1, 2014.There is no guarantee the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$134	440	767	1,693

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2012, ranged from $27.0 million to $4.7 billion.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

4	ING SmallCap Opportunities Portfolio

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ and Class I shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ and Class I shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class I shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2012).

ING SmallCap Opportunities Portfolio	5

Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 22.71% and Worst quarter: 4th, 2008, (25.36)%

Average Annual Total Returns%
(for the periods ended December 31, 2012)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S2%		14.79	25.84	N/A	02/27/09
Russell 2000® Growth Index[1]	%	14.59	24.68[2]	N/A	—
Russell 2000® Index[1]	%	16.35	24.29[2]	N/A	—
Class I (adjusted)%		14.72	5.28	10.13	05/06/94
Russell 2000® Growth Index[1]	%	14.59	3.49	9.80	—
Russell 2000® Index[1]	%	16.35	3.56	9.72	—

1	The index returns do not reflect deductions for fees, expenses, or taxes.

2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
James Hasso	Steve Salopek
Portfolio Manager (since 10/08)	Portfolio Manager (since 07/05)
Joseph Basset
Portfolio Manager (since 04/12)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

6	ING SmallCap Opportunities Portfolio

KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolios and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

The Portfolios’ Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolios.

Other ING Funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of the Portfolios. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of other ING Funds.

Other mutual funds and/or funds-of-funds may invest in the Portfolios. So long as the Portfolios accept investments by other investment companies, they will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Each Portfolio is a series of ING Variable Products Trust (“Trust”), a Massachusetts business trust. The Portfolios are managed by ING Investments, LLC (“ING Investments” or “Adviser”).

The Portfolios’ shares are classified into four classes of shares, Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) shares. The classes of shares of each Portfolio are identical except for different expenses, certain related rights, and certain shareholder services. All share classes of each Portfolio have a common investment objective and investment portfolio. Only Class S2 shares are offered in this Prospectus. Class S2 shares are not subject to any sales loads.

Fundamental Policies

Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the Portfolio’s assets in securities that are consistent with the Portfolio’s name. For more information about these policies, please consult the SAI.

Portfolio Diversification

Each Portfolio is diversified, as such term is defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

Investor Diversification

Although the Portfolios are designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate each Portfolio in the context of your personal financial situation, investment objectives, and other investments.

Temporary Defensive Strategies

When the Adviser or sub-adviser (if applicable) to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Portfolio invests defensively, it may not achieve its investment objective. A Portfolio’s defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Portfolio may engage are identified and discussed in the SAI.

Percentage and Rating Limitations

The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.

7

KEY PORTFOLIO INFORMATION  (continued)

Investment Not Guaranteed

Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Shareholder Reports

Each Portfolio’s fiscal year ends December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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8

MORE INFORMATION ABOUT THE PORTFOLIOS

Additional Information About the Investment Objectives

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Portfolio’s Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. There is no guarantee the Portfolios will achieve their respective investment objectives.

Additional Information About Principal Investment Strategies

For a complete description of each Portfolio’s principal investment strategies, please see the Portfolio’s summary prospectus or the summary section of this Prospectus.

Additional Information About the Risks

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or sub-adviser can decide whether to use them. The Portfolios may invest in these securities or use these techniques as part of the Portfolios’ principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolios’ principal investment strategies.

The discussions below expand on the risks included in a Portfolio’s summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Company.  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency.  To the extent that a portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivative Instruments.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a portfolio and reduce its returns. Derivatives may not perform as expected, so a portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Foreign Investments.  To the extent a portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model.  The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity.  If a security is illiquid, the adviser or sub-adviser might be unable to sell the security at a time when a portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. A portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the portfolio.

Market.  Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to portfolio costs and impair the ability of a portfolio to achieve its investment objectives.

Mid-Capitalization Company.  Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Because a portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

Other investment companies include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate,

10

MORE INFORMATION ABOUT THE PORTFOLIOS  (continued) the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Securities Lending.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a portfolio will receive cash or U.S. government securities as collateral.

When a portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a portfolio will be protected to the extent the portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a portfolio will be protected by its securities lending agent, which has agreed to indemnify the portfolio from losses resulting from borrower default.

Small-Capitalization Company.  Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Additional Risks

The discussion below also includes risks that are not considered to be principal risks of a Portfolio, but are considered to be relevant to each Portfolio.

Counterparty.  The entity with which a portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Duration.  One measure of risk for fixed-income securities is duration. Duration measures the sensitivity of a bond’s price to interest rate movements and is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was also used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if interest rates drop by one percentage point.

Increase in Expenses.  Your actual cost of investing in a portfolio may be higher or lower than the expenses shown in the portfolio’s Annual Portfolio Operating Expenses for a variety of reasons. For example, expense ratios may be higher than those shown if the portfolio’s assets decrease. The portfolio’s assets may decrease and portfolio expense ratios increase for many reasons, including volatility in the portfolio’s net asset value caused by volatility in the secondary markets for assets in which the portfolio invests.

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MORE INFORMATION ABOUT THE PORTFOLIOS  (continued)

Investment by Other Funds.  Various other mutual funds and/or funds-of-funds, including some ING funds, may invest in a portfolio. If investments by these other funds result in large inflows or outflows of cash from the portfolio, the portfolio’s performance or realization of capital gains could be affected. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, these transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a portfolio and funds-of-funds as a result of these transactions.

Manager.  A portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no guarantee that these will produce the desired results. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

12

PORTFOLIO HOLDINGS INFORMATION

Portfolio Holdings Information

A description of each Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolios’ SAI. Portfolio holdings information can be reviewed online at www.INGInvestment.com.

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13

MANAGEMENT OF THE PORTFOLIOS

The Investment Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for the Portfolios. ING Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Prospectus, ING U.S. is a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). Following an IPO, ING Groep would likely continue to own a majority of the common stock of ING U.S. Subsequent to an IPO, ING Groep would likely sell its controlling ownership interest in ING U.S. over time. While the base case for the Separation Plan is the IPO, all options remain open and it is possible that ING Groep’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers. Notwithstanding the filing of the Form S-1, there can be no assurance that the IPO will occur.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2012, ING Investments managed approximately $46.2 billion in assets.

Management Fees

The Adviser receives a monthly fee for its services based on the average daily net assets of each Portfolio.

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MANAGEMENT OF THE PORTFOLIOS  (continued)

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets.

Management Fees
ING MidCap Opportunities Portfolio	0.69%
ING SmallCap Opportunities Portfolio	0.75%

The Adviser is responsible for all of its own costs, including costs of its personnel required to carry out its investment advisory duties.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolios’ annual shareholder report dated December 31, 2012.

The Sub-Adviser and Portfolio Managers

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio’s portfolio. The sub-adviser is an affiliate of ING Investments.

The Adviser acts as a “manager-of-managers” for the Portfolios. The Adviser delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, the Adviser may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and the Adviser have received exemptive relief from the SEC to permit the Adviser, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

ING Investment Management Co. LLC

ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING U.S. and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2012, ING IM managed approximately $66.3 billion in assets.

The following individuals are jointly responsible for the day-to-day management of ING MidCap Opportunities Portfolio.

Jeff Bianchi is the Lead Portfolio Manager of ING IM’s large cap growth and mid cap growth strategies. Mr. Bianchi joined ING IM in 1994 as a fundamental research analyst on the growth strategies. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed portfolio manager duties on the large cap growth strategy in 2000, and was named lead portfolio manager on the strategy in 2010. He also assumed lead portfolio manager responsibilities of the mid cap growth strategy in 2005.

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Kristin Manning, CFA, Portfolio Manager, is on the mid cap growth strategies team and is an analyst on the fundamental research team covering the consumer sector. Ms. Manning joined ING IM in 2006. Prior to that she was a research analyst at Wells Capital Management where she was responsible for the financial, auto, IT services, and utilities sectors.

15

MANAGEMENT OF THE PORTFOLIOS  (continued)

The following individuals are jointly responsible for the day-to-day management of ING SmallCap Opportunities Portfolio.

James Hasso, Portfolio Manager, has been with ING IM since 2006. Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners LLC from 2001-2002.

Steve Salopek, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolios.

The Administrator

ING Funds Services, LLC (“Administrator”) serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of each Portfolio’s average daily net assets.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, the Sub-Adviser, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Distributor

ING Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

16

HOW SHARES ARE PRICED

The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent a Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares. When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
  Securities of an issuer that has entered into a restructuring;
  Securities whose trading has been halted or suspended;
  Fixed-income securities that have gone into default and for which there are no current market value quotations; and
  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolios’ Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

17

HOW TO BUY AND SELL SHARES

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios’ behalf.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, each Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and each Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

The Portfolios reserve the right to suspend the offering of shares or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution Plan and Shareholder Service Plan

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. The Distributor has agreed to waive 0.10% of the distribution fees for each Portfolio. The distribution fee waivers will continue through May 1, 2014. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolios’ administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity is harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, a Portfolio’s Adviser, Distributor, Administrator or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of a Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use a Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. A Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

20

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Portfolio declares and pays dividends from net investment income at least quarterly. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

21

INDEX DESCRIPTIONS

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index.

22

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Portfolio’s Class S2 shares’ financial performance for the past five years or, if shorter, the period of the share class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolios’ financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2012, are incorporated herein by reference.

23

FINANCIAL HIGHLIGHTS  (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING MidCap Opportunities Portfolio
Class S2
12-31-12	11.38	0.02	1.54	1.56	0.04	0.32	—	0.36	—	12.58	13.79	1.34	1.24	1.24	0.18	7,243	89
12-31-11	11.49	(0.01)	(0.10)	(0.11)	—	—	—	—	—	11.38	(0.96)	1.34	1.24	1.24	(0.13)	3,314	90
12-31-10	8.89	0.08•	2.56	2.64	0.04	—	—	0.04	—	11.49	29.67	1.36	1.19†	1.19†	0.71†	900	96
02-27-09(5) - 12-31-09	5.55	0.01	3.34	3.35	0.01	—	—	0.01	—	8.89	60.41	1.40	1.04†	1.04†	0.14†	5	169
ING SmallCap Opportunities Portfolio
Class S2
12-31-12	20.79	(0.06)•	3.03	2.97	—	2.29	—	2.29	—	21.47	14.79	1.41	1.31	1.31	(0.27)	3,205	57
12-31-11	20.71	(0.11)•	0.19	0.08	—	—	—	—	—	20.79	0.39	1.40	1.30	1.30	(0.56)	1,472	72
12-31-10	15.71	(0.09)•	5.09	5.00	—	—	—	—	—	20.71	31.83	1.40	1.30†	1.30†	(0.50)†	344	97
02-27-09(5) - 12-31-09	9.88	(0.06)	5.89	5.83	—	—	—	—	—	15.71	59.01	1.46	1.33†	1.33†	(0.54)†	5	139

See Accompanying Notes to Financial Highlights
24

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

(a)	Excluding a $729,720 payment by affiliate in 2008, total return would have been (43.18)%, (42.86)%, and (42.43)% on Classes ADV, I, and S, respectively.

(b)	There was no impact on total return due to payment by affiliate in 2008.

(c)	Excluding a $110,798 payment by affiliate in 2008, ING SmallCap Opportunities Portfolio total return would have been 24.72%, (34.52)%, and (34.64)% for Classes ADV, I, and S, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

**	Amount is less than $500.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

25

TO OBTAIN MORE INFORMATION
You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolios’ annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Portfolio information.

To make shareholder inquiries contact: The ING Funds 7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034 1-800-992-0180 or visit our website at www.INGInvestment.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:

U.S. Securities and Exchange Commission Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Variable Products Trust	811-8220
ING MidCap Opportunities Portfolio ING SmallCap Opportunities Portfolio

PRO-INGVPTS2 (0413-043013)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

ING VARIABLE PRODUCTS TRUST

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

ING International Value Portfolio

Class/Ticker: ADV/IVIVX; I/IIVIX; S/IVPIX

ING MidCap Opportunities Portfolio

Class/Ticker: ADV/IAMOX; I/IIMOX; S/ISMOX; S2/IMOPX

ING SmallCap Opportunities Portfolio

Class/Ticker: ADV/ISOPX; I/IVSOX; S/IVPOX; S2/ISCTX

Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”),

and Service 2 Class (“Class S2”) Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each a “Portfolio” and collectively the “Portfolios”) of ING Variable Products Trust (“Trust”). A prospectus or prospectuses for the Portfolios dated April 30, 2013 (each, a “Prospectus” and collectively the “Prospectuses”) that provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Investments Distributor, LLC (“Distributor”), at the address or phone number written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 30, 2013, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2012, are incorporated herein by reference. Copies of the Prospectuses and annual or unaudited semi-annual shareholder reports may be obtained upon request and without charge by contacting the Portfolios at the address or phone number written above. Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

Shares of the Portfolios are sold to insurance company separate accounts (“Separate Accounts”) so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolios may also sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolios, as well as to the general accounts of any insurance company whose Separate Accounts hold shares of the Portfolios. Shares of the Portfolios are currently offered to Separate Accounts of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”), as well as non affiliated insurance companies. Shares of the Portfolios may also be made available to affiliated investment companies under funds-of-funds arrangements consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”) and U.S. Treasury Regulation Section 1.817-5. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

INTRODUCTION

This SAI is designed to expand upon information contained in the Portfolios’ Prospectuses, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios’ securities and some investment techniques. Some of the Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.

HISTORY OF THE TRUST

The Trust was organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated December 17, 1993 as an open-end management investment company.

The Trust is authorized to issue multiple series and classes of shares each with different objectives, policies, and restrictions. The Trust currently has three (3) Portfolios.

The Trust changed its name on April 30, 2000, from the “Northstar Galaxy Trust” to the “Pilgrim Variable Products Trust.” Effective May 1, 2002, the Trust changed its name from “Pilgrim Variable Products Trust” to “ING Variable Products Trust.”

HISTORY OF THE PORTFOLIOS

Portfolio Name Changes

Portfolio	Former Name	Date of Change
ING International Value	ING VP International Value Portfolio	May 1, 2009
	Pilgrim International Value Portfolio	May 1, 2002
ING MidCap Opportunities	ING VP MidCap Opportunities Portfolio	May 1, 2009
	Pilgrim VP MidCap Opportunities Portfolio	May 1, 2002
ING SmallCap Opportunities	ING VP SmallCap Opportunities Portfolio	May 1, 2009
	Pilgrim VP SmallCap Opportunities Portfolio	May 1, 2002

Portfolio Classes

Portfolio	Class ADV	Class I	Class S	Class S2
ING International Value	X	X	X	N/A
ING MidCap Opportunities	X	X	X	X
ING SmallCap Opportunities	X	X	X	X

Effective February 25, 2004, Class R shares of the Trust were renamed as Class I shares in order to avoid confusion and provide consistency within the share class structure across the ING family of funds. The current Class R fee structure is identical to that of other Class I shares within the ING Fund Complex having no upfront sales load, contingent deferred sales charge, or service or distribution fees.

Effective April 29, 2005, Class ADV shares were added to the Trust.

Effective January 23, 2009, Class S2 shares were added to the Trust.

ING Funds Service Providers

The following table reflects various ING services providers, their historical names, and the service they provide to the funds in the ING Fund Complex.

Current Name	Previous Name(s)	Service
ING Investments, LLC	ING Pilgrim Investments, LLC	Investment Adviser
ING Pilgrim Investments, Inc.
Pilgrim American Investments
ING Investment Management Co. LLC	ING Investment Management Co.	Sub-Adviser to certain funds in the ING Fund Complex
Directed Services LLC	Directed Services, Inc.	Investment Adviser
ING Investments Distributor, LLC	ING Funds Distributor, LLC	Distributor
ING Funds Distributor, Inc.
ING Pilgrim Securities, Inc.
Pilgrim America Securities, Inc.
ING Funds Services, LLC	ING Pilgrim Group, LLC	Administrator
ING Pilgrim Group, Inc.
Pilgrim Group, Inc.
Pilgrim Group America, Inc.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Diversification

Each Portfolio is classified as a “diversified” fund as that term is defined under the 1940 Act. The 1940 Act generally requires that a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or investments in securities of other investment companies).

A non-diversified company under the 1940 Act means that a fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a fund’s assets in the securities of a small number of issuers may cause a fund’s share price to fluctuate more than that of a diversified company. When compared to a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.

Concentration

For purposes of the 1940 Act, concentration occurs when at least 25% of a Portfolio’s assets are invested in any one industry. Each Portfolio has a fundamental policy against concentration.

Investments, Investment Strategies, and Risks

The table on the following pages identifies various securities and investment techniques used by the adviser or the sub-adviser in managing the Portfolios and provides a more detailed description of those securities and investment techniques, along with the risks associated with them. A Portfolio may use any or all of these techniques at any one time, and the fact that the Portfolio may use a technique does not mean that the technique will be used. A Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio’s investment objective, policies and restrictions described in the Portfolio’s Prospectuses and/or in this SAI, as well as the federal securities laws. There can be no assurance that a Portfolio will achieve its investment objective. Each Portfolio’s investment objective, policies, investment strategies, and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques a Portfolio utilizes is set out below. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Prospectuses. Where a particular type of security or investment technique is not discussed in a Portfolio’s Prospectuses, that security or investment technique is not a principal investment strategy; and the Portfolio will not invest more than 5% of its assets in such security or investment technique.

Please refer to the fundamental and non-fundamental investment restrictions following the description of securities for more information on any applicable limitation.

Asset Class/Investment Technique(1)	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
EQUITY SECURITIES
Common Stocks	X	X	X
Convertible Securities	X	X	X
Initial Public Offerings	X	X	X
Mid- and/or Small-Capitalization Companies	X	X	X
Other Investment Companies(2)	X	X	X
Preferred Stock	X	X	X
Private Funds	X	X	X
Real Estate Securities and Real Estate Investment Trusts(3)	X	X	X
Special Situation Companies	X	X	X
Stock Purchase Rights	X	X	X
Unseasoned Companies	X	X	X
FIXED-INCOME INVESTMENTS
Asset-Backed Securities	X	X	X
Banking Industry Obligations, Savings Industry Obligations, and Other Short-Term Instruments	X	X	X
Commercial Paper	X	X	X
Corporate Debt Securities(4)	X	X	X
Credit-Linked Notes	X	X	X
Floating and Variable Rate Instruments	X	X	X
Government Trust Certificates	X	X	X

Asset Class/Investment Technique(1)	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
Guaranteed Investment Contracts	X	X	X
Loan Participation and Assignments	X	X	X
Mortgage-Backed Securities(5)	X	X	X
Adjustable Rate Mortgage Securities	X
Agency Mortgage-Backed Securities	X	X	X
Collateralized Mortgage Obligations	X	X	X
Government National Mortgage Association Certificates	X	X	X
Interest/Principal Only Stripped Mortgage-Backed Securities	X	X	X
Privately Issued Mortgage-Backed Securities	X	X	X
Subordinated Mortgage Securities	X
Municipal Securities(6)	X	X	X
Industrial Development and Pollution Control Bonds	X	X	X
Moral Obligation Securities	X	X	X
Municipal Lease Obligations and Certificates of Participation	X	X	X
Short-Term Municipal Obligations	X	X	X
U.S. Government Securities	X	X	X
Zero-Coupon Bonds, Deferred Interest Securities, and Pay-in-Kind Bonds	X	X	X
FOREIGN AND EMERGING MARKET EQUITY AND DEBT INVESTMENTS
Depositary Receipts	X	X	X
Emerging Market Securities(7)	X	X	X
Eurodollar and Yankee Dollar Instruments	X	X	X
Eurodollar Convertible Securities(8)	X	X	X
Foreign Bank Obligations	X	X	X
Foreign Debt Securities	X	X	X
Foreign Mortgage-Backed Securities	X	X	X
Passive Foreign Investment Companies	X	X	X
Sovereign Debt Securities/Brady Bonds	X	X	X
Supranational Agencies (10% max)	X	X	X
DERIVATIVE INSTRUMENTS(9)
Forward Foreign Currency Exchange Contracts	X	X	X
Futures Contracts, Options, and Options on Futures Contracts (10)	X	X	X
Futures Contracts	X	X	X
Options (11)(12)	X	X	X
Covered Call Options	X	X	X
Foreign Currency Options	X	X	X
Over-the-Counter Options(13)	X	X	X
Put and Call Options	X	X	X
Stock Index Options	X	X	X
Options on Futures Contracts	X	X	X
Hybrid Instruments	X	X	X
Index-, Currency-, and Equity-Linked Debt Securities	X
Straddles	X	X	X
Swaps Transactions and Options on Swap Transactions(14)
Credit Default Swaps	X	X	X
Cross Currency Swaps	X	X	X

Asset Class/Investment Technique(1)	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
Interest Rate Swaps	X	X	X
Securities Swaps	X	X	X
Swap Options	X	X	X
Total Return Swaps	X	X	X
Synthetic Convertible Securities	X	X	X
Warrants	X	X	X
INVESTMENT TECHNIQUES
Borrowing(15)	X	X	X
Currency Management	X	X	X
Forward Commitment Transactions	X	X	X
Portfolio Hedging	X	X	X
Repurchase Agreements(16)	X	X	X
Restricted Securities, Illiquid Securities, and Liquidity Requirements(17)	X	X	X
Reverse Repurchase Agreements and Dollar Roll Transactions(18)	X	X	X
Securities Lending(19)	X	X	X
Segregated Accounts	X	X	X
Short Sales	X	X	X
Strategic Transactions	X	X	X
To Be Announced Sale Commitments	X	X	X
When-Issued Securities and Delayed-Delivery Transactions(20)	X	X	X
(1)

Each Portfolio may invest in the following investment vehicles according to its investment strategy contained in the Prospectuses. That investment strategy may be modified by a Portfolio’s fundamental investment restrictions. The fundamental investment restrictions for each Portfolio follow this “Supplemental Description of Portfolio Investments and Risks.”

(2)	The Portfolios may invest in other investment companies to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder.
(3)	The Portfolios may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts.
(4)	Corporate debt securities include corporate bonds, debentures, notes, and other similar corporate debt instruments.
(5)

The Portfolios may invest up to 5% of their net assets in Privately Issued Collateralized Mortgage Obligations, Interest Obligations, and Private Obligations. The Portfolios may invest in parallel-pay Collateralized Mortgage Obligations and Planned Amortization Class Collateralized Mortgage Obligations. ING MidCap Opportunities Portfolio may invest in privately issued Collateralized Mortgage Obligations.

(6)

The Portfolios indicated may purchase municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolios.

(7)	ING International Value Portfolio may invest up to 25% of its assets in securities of companies located in countries with emerging market securities.
(8)

The Portfolios indicated may invest, without limitation, in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by American Depositary Receipts listed on the New York Stock Exchange, NYSE Amex Equities, or convertible into publicly traded common stocks of U.S. companies, and may invest up to 15% of its total assets in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by American Depositary Receipts listed, on such exchanges.

(9)

ING International Value Portfolio may invest in derivative instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for ING International Value Portfolio to invest than “traditional” securities would.

(10)

As a general rule, ING International Value Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, ING International Value Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio’s existing futures positions and premiums paid for such options would exceed 5% of the fair market value of the Portfolio’s net assets. ING International Value Portfolio will not enter into futures contracts if as a result the aggregate of the initial margin deposits in the Portfolio’s existing futures exceeds 5% of the fair market value of the Portfolio’s assets.

(11)

Use of currency hedging techniques may be limited by management’s need to protect the status of the Portfolios as a regulated investment company under the Internal Revenue Code of 1986. The Portfolios may purchase or sell options on currency only when the adviser or sub-adviser believes that a liquid secondary market exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any time.

(12)

The Portfolios will not write call options on when-issued securities. In addition, ING SmallCap Opportunities Portfolio and ING MidCap Opportunities Portfolio will not sell a covered call option if, as a result, the aggregate market value of all portfolio securities of the Portfolio covering call options or subject to put options exceeds 10% of the market value of the Portfolio’s net assets.

(13)	The Portfolios may invest in over–the-counter options on U.S. government securities.
(14)

A Portfolio will not enter into any of the derivatives transactions unless the unsecured senior debt on the claims paying ability of the other party is rated at least “high quality” at the time of purchase by at least one of the established rating agencies.

(15)

ING SmallCap Opportunities Portfolio and ING International Value Portfolio may each borrow in accordance with the provisions provided under their respective “Investment Restrictions” section and as set forth in the 1940 Act; not withstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings.

(16)

The Portfolios may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times.

(17)	Each Portfolio indicated above may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment.
(18)	ING International Value Portfolio may not enter dollar roll agreements.
(19)

ING International Value Portfolio may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets; and ING MidCap Opportunities Portfolio and ING SmallCap Opportunities Portfolio may lend up to 33% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the adviser. No lending may be made with any companies affiliated with the adviser.

(20)

In order to secure prices or yields deemed advantageous at the time, the Portfolios indicated may purchase or sell securities on a when- issued or a delayed-delivery basis generally 15 – 45 days after the commitment is made. The Portfolios may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Portfolio’s net assets would be segregated to cover such securities.

EQUITY SECURITIES

The market price of equity securities, such as common stocks and preferred stocks, owned by a portfolio may go up or down, sometimes rapidly or unpredictably. The value of such securities may decline due to factors affecting equity securities markets generally or to factors affecting a particular industry or industries. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed-income securities.

Common Stocks

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives a portfolio the right to vote on issues affecting the company’s organization and operations. In the case of a diversified fund, such investments will be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets, and financial resources, and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, including convertible securities, preferred stocks, rights, warrants, or other securities that are exchangeable for, or otherwise provide similar exposure to, shares of common stocks.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stocks. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. Convertible securities include corporate notes or preferred stocks but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stocks of the issuer.

By investing in convertible securities, a portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stocks into which the securities are convertible, while investing at a better price than may be available on the common stocks or obtaining a higher fixed rate of return than is available on the common stocks.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities generally rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. In evaluating a convertible security, the adviser or the sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

The market value of convertible securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a portfolio is called for redemption, the portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible securities purchased by a portfolio because the portfolio purchases such securities for their equity characteristics.

Initial Public Offerings (“IPOs”)

IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a portfolio’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the portfolio. Any gains from shares held for one (1) year or less will be treated as short-term gains, taxable as ordinary income to a portfolio’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a portfolio’s performance when the portfolio’s asset base is small. Consequently, IPOs may constitute a significant portion of a portfolio’s returns particularly when the portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a portfolio’s assets as it increases in size and therefore have a more limited effect on the portfolio’s performance in the future.

There can be no assurance that IPOs will continue to be available for a portfolio to purchase. The number or quality of IPOs available for purchase by a portfolio may vary, decrease, or entirely disappear. In some cases, a portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the portfolio to realize a profit.

Mid- and/or Small-Capitalization Companies

Investments in mid- and/or small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets, limited product lines, limited financial resources, and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. The trading volume of securities of mid-capitalization and small-capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a portfolio to dispose of such securities may be greatly limited, and a portfolio may have to continue to hold such securities during periods when the sub-adviser would otherwise have sold the security. It is possible that a sub-adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a portfolio which it manages.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.

Generally, a portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase: (i) acquire more than 3% of the outstanding voting shares of the investment company; (ii) invest more than 5% of the portfolio’s total assets in the investment company; or (iii) invest more than 10% of the portfolio’s total assets in all investment company holdings. A portfolio may invest beyond these limits to the extent permitted under the 1940 Act or operates under exemptive order exempting it from the provisions of the 1940 Act.

For so long as shares of a portfolio are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, the portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees, a portfolio bears directly in connection with its own operation, the portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When a portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.

Exchange-Traded Funds (“ETFs”)

ETFs are passively managed investment companies traded on a securities exchange whose goals may be to track or replicate a desired index, such as a sector, market or global segment. The goal of a passive ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. ETFs are traded on exchanges similarly to publicly-traded companies. Consequently, the risks and costs are similar to that of a publicly-traded company. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the price of an ETF may vary significantly from the NAV of the ETF’s underlying security. Additionally, if a portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a portfolio invests in an ETF, shareholders of the portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

Market Trading Risks for ETFs

Absence of Active Market. Although shares of an ETF are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Risks of Secondary Listings. An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such stock exchange or in any market, or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others and investors are subject to the execution and settlement risks and market standards of the market where they, or their broker, direct their trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risks. Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when an ETF accepts purchase and redemption orders. Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent a portfolio’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stocks. For example, a portfolio’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Index-Related Securities (“Equity Equivalents”)

Equity Equivalents are securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), Standard & Poor’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities that seeks to track the performance of the S&P 500® Index, iShares MSCI Index Shares (“iShares”) (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and PowerShares QQQTM (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an Equity Equivalent seeks to track perform poorly, the Equity Equivalent security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a portfolio’s assets across a broad range of equity securities.

To the extent a portfolio invests in securities of other investment companies, portfolio shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of a portfolio may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a portfolio’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of a portfolio.

iShares track the performance of several international equity indices. Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAV of their underlying indices and supply and demand of iShares on the New York Stock Exchange (“NYSE”) Amex Equities Exchange (“AMEX”). To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a portfolio’s shares could also be substantially and adversely affected. If such disruptions were to occur, a portfolio could be required to reconsider the use of iShares as part of its investment strategy.

SPDRs are securities traded on the AMEX that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

Investment Companies that Invest in Senior Loans

Some investment companies invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a portfolio’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Risks of Senior Loans

Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized statistical rating organization (“NRSRO”). Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment-grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment-grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.

Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Reliable market value quotations may not be readily available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans.    The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, a portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans.  The primary risk arising in connection with subordinated loans is that because the interest is subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.

Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than secured loans.

Preferred Stocks

A preferred stock represents an equity (or ownership) interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Unlike common stocks, preferred stocks typically may offer a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stocks may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stocks also generally have a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Private Funds

Private funds are U.S. or foreign private limited partnerships or other investment funds. Investments in private funds may be highly speculative and volatile. Because private funds generally are investment companies for purposes of the 1940 Act, or would be but for the exemptions provided in Sections 3(c)(1) or 3(c)(7), a portfolio’s ability to invest in them will be limited. In addition, shareholders of a portfolio will remain subject to the portfolio’s expenses while also bearing their pro rata share of the operating expenses of the private funds. The ability of a portfolio to dispose of interests in private funds is very limited and involves risks, including loss of the portfolio’s entire investment in the private fund.

Private funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, a portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. A portfolio receives a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow a portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the pooled investments hold securities of many issuers, the default of a few issuers would not impact a portfolio significantly. However, a portfolio bears its proportionate share of any expenses incurred by the pooled investments. In addition, a portfolio assumes the liquidity risks generally associated with the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to private funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical private fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

A portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

Real estate securities include investments in other real estate operating companies (“REOCs”), companies engaged in other real estate related businesses, and REITs. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the northeastern United States, or both. A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (i) the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate; or (ii) products or services related to the real estate industry, such as building supplies or mortgage servicing.

A REIT is a corporation or business trust that meets the definitional requirements of the Internal Revenue Code of 1986, as amended, (“Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, or a combination of equity REITs and mortgage REITs. Equity REITs invest most of their assets directly in real estate property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the portfolio.

Risks Associated with Investing in REITs and the Real Estate Industry in General

Investing in REITs involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a portfolio, a shareholder will bear not only his proportionate share of the expenses of the portfolio, but also, indirectly, similar expenses of the REITs. REITs generally depend on their ability to generate cash flow to make distributions to shareholders.

To the extent that assets underlying the REIT’s investments are concentrated geographically, by property type, or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investments in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagers elect to prepay, which prepayment may diminish the yield on the securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investments in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

Investing in REITs involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a portfolio, a shareholder will bear not only his proportionate share of the expenses of the portfolio, but also, indirectly, similar expenses of the REITs.

Although a portfolio will not invest directly in real estate, the portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Risks of real estate securities and REITs include those risks that are more closely associated with investing in real estate securities directly than with investing in the stock market generally. These risks include, among others: (i) possible periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) periodic overbuilding, which creates gluts in the market; (v) extended vacancies of properties; (vi) increases in competition, property taxes, and operating expenses; (vii) changes in laws (such as zoning laws) that impair the property rights of real estate owners; (viii) costs resulting from the clean up of, and liability to, third parties for damages resulting from environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from floods, earthquakes, or other natural disasters; (xi) limitations on and variations in rents; (xii) changes in interest rates; (xiii) acts of terrorism, war, or other acts of violence; and (xiv) adverse developments in the real estate industry.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skills and are not diversified (which subjects them to the risk of financing for a single or a limited number of projects). REITs are also subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under applicable tax credits and to maintain an exemption under the 1940 Act. To the extent a portfolio invests in international REITs, such a REIT may be considered a “passive foreign investment company” which may result in an adverse situation for the portfolio.

Special Situations Companies

A special situation arises when, in the opinion of a portfolio’s adviser or a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in special situations often involve much greater risk than is inherent in ordinary investment securities.

Stock Purchase Rights

Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the stock purchase rights is normally at a discount from market value of the common stock at the time of distribution. The stock purchase rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a stock purchase right does not necessarily change with the value of the underlying securities, and they expire worthless if they are not exercised on or prior to their expiration date.

Unseasoned Companies

Unseasoned companies are companies with a record of less than three (3) years’ continuous operation, including the operations of any predecessors and parents. These companies have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

FIXED-INCOME INVESTMENTS

The value of fixed-income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to two years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

While some countries or companies may be regarded as favorable investments, pure fixed-income opportunities may be unattractive or limited due to insufficient supply, legal, or technical restrictions. In such cases, a portfolio may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed-income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a portfolio may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed-income instrument. Depending upon, among other things, the adviser’s or a sub-adviser’s evaluation of the potential value of such securities in relation to the price that could be obtained by a portfolio at any given time upon sale thereof, the portfolio may determine to hold such securities in its portfolio.

Debt obligations that are deemed investment-grade carry a rating of at least Baa3 from Moody’s Investor Services, Inc. (“Moody’s”) or BBB- from Standard & Poor’s Ratings Services (“S&P”), or a comparable rating from another NRSRO or, if not rated by a NRSRO, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa3 or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, equipment leases, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-backed and asset-backed securities, a portfolio takes the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted below with respect to CMOs and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARsSM”). CARsSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARsSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARsSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. A CPN is also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

The principal on asset-backed securities, like mortgage-backed securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A portfolio’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid. Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The coupon rate of interest on mortgage-backed and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate. However, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Risks of Asset-Backed Securities

It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for a portfolio.

The non-mortgage-backed asset-backed securities in which a portfolio may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables, and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

Corporate Asset-Backed Securities

Corporate asset-backed securities, which are issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities’ weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security. Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.

Banking Industry Obligations, Savings Industry Obligations, and Other Short-Term Investments

Banking industry obligations include, but are not limited to: (i) certificates of deposit; (ii) fixed time deposits; (iii) bankers’ acceptances; and (iv) other short term debt obligations issued by commercial banks. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. government. A portfolios may also invest in foreign branches of commercial banks and foreign banks as long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See the section entitled “Foreign/Emerging Market Equity and Debt Securities” in this SAI for more information regarding the risks attendant with investment in foreign securities.

Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, because there is no market for such deposits. A portfolio will not invest in fixed time deposits which: (i) are not subject to prepayment; or (ii) provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, such investment would mean that the portfolio would exceed its limitation in illiquid securities.

When a portfolio holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit in the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a portfolio may acquire.

For foreign banks there is a possibility that liquidity could be impaired because of: (i) future political and economic developments; (ii) the obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its Prospectuses, a portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Fixed time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

A portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loans (“S&L”) associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine (9) months and fixed rates of return, although such instruments may have maturities of up to one (1) year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten (10) years or more, a portfolio may purchase corporate obligations which have remaining maturities of one (1) year or less from the date of purchase and which are rated “Aa or higher by Moody’s, “AA” or higher by S&P, or have received a comparable rating by another NRSRO, or if not rated by a NRSRO, are determined by the adviser or sub-adviser to be of comparable quality.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which, the lender may determine to invest varying amounts.

A portfolio may invest in commercial paper (including variable rate master demand notes and extendable commercial notes) denominated in U.S. dollars and issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a portfolio, the portfolio may invest in commercial paper: (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P; (ii) if not rated by either Moody’s or S&P, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which the portfolio may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between a portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount under the note, at any time, up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, a portfolio’s adviser or a sub-adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. A portfolio’s adviser or a sub-adviser also will consider the extent to which the variable rate master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or S&P. A portfolio may invest in them only if the adviser or a sub-adviser believes that, at the time of investment, the notes are of comparable quality to the other commercial paper in which the portfolio may invest. Master demand notes are considered by a portfolio to have a maturity of one day unless a sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody’s and S&P ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes, and other similar corporate debt instruments, including convertible securities. A portfolio may invest only in debt securities that are investment-grade (rated Baa3 or better by Moody’s, BBB- or better by S&P, or, if not rated by Moody’s or S&P, a comparable rating from another NRSRO, or, if not rated by a NRSRO, are determined to be of comparable quality by the portfolio’s adviser or a sub-adviser. A portfolio may also invest in debt securities that are rated below investment-grade. Investments in corporate debt securities that are rated below investment-grade are described in “High-Yield Bonds” below.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also a risk that the issuer of a debt security may not be able to meet its obligations on interest or principal payments at the time called for by the instrument.

Debt securities rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Bonds, and particularly those rated BBB- or Baa3, have speculative characteristics and may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal. Bonds rated below BBB- or Baa- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; meaning, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a portfolio will not accrue any income on these securities prior to delivery. A portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

A portfolio also may invest in corporate debt securities of foreign issuers (including preferred or preference stocks), certain foreign bank obligations (see “Banking Industry Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies, and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.

A portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require a portfolio to make distributions exceeding book income to qualify as a regulated investment company (“RIC”) for federal tax purposes.

Moody’s and S&P do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by a portfolio’s adviser or sub-adviser.

Credit-Linked Notes (“CLNs”)

A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a portfolio in this case. A CLN is issued by a trust, a special purpose vehicle, and is collateralized by AAA-rated securities. A CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, a CLN holder receives either a fixed or a floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. A CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, a CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). A portfolio cannot assure that it can implement a successful strategy regarding this type of investment.

Floating and Variable Rate Instruments

Floating and variable rate instruments normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating and variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a portfolio. These bonds are more defensive than conventional long-term bonds, in that they protect to some degree against a rise in interest rates while providing greater opportunity than comparable intermediate term bonds since a portfolio may retain the bond if interest rates decline. By acquiring these types of instruments, a portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

Variable rate instruments held by a portfolio may have maturities of more than one year, provided: (i) the portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate instrument defaulted on its payment obligation, a portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. A portfolio may invest in variable rate instruments only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of these instruments will be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven (7) business days in the usual course of business, without taking a reduced price will be treated as illiquid securities.

Credit rating agencies frequently do not rate floating and variable rate instruments; however, a portfolio’s adviser or sub-adviser will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the portfolio. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a portfolio. The absence of such an active secondary market could make it difficult for a portfolio to dispose of the variable or floating rate instrument involved if the issuer of the instrument defaults on its payment obligation or during periods in which the portfolio is not entitled to exercise its demand rights, and the portfolio could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit. Money market instruments with a maturity of 60 days or less provide duration exposure similar to the floating rate debt in which a portfolio invests. Such money market instruments are considered, for the purposes of a portfolio’s investment, to be floating rate debt.

Government Trust Certificates

Government trust certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s or have received a comparable rating by another NRSRO.

Guaranteed Investment Contracts (“GICs”)

GICs are issued by insurance companies. Pursuant to such contracts, a portfolio makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits a portfolio, on a monthly basis, guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because a portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one (1) year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. GICs are not backed by the U.S. government nor are they insured by the FDIC. GICs are generally guaranteed only by the insurance companies that issue them.

Loan Participations and Assignments

A loan participation is an undivided interest in a loan made by the issuing financial institution in the same proportion as the buyer’s participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to a portfolio other than to pay the portfolio the proportionate amount of the principal and interest payments it receives. Commercial loans may be secured or unsecured. Loan participations generally are offered by banks or other financial institutions or lending syndicates. A portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests that a portfolio may invest in may not be rated by any NRSRO.

When purchasing loan participations, a portfolio may assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a portfolio has direct recourse against a borrower, the portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, a portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a portfolio has direct recourse against the corporate borrower, the portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrowing corporation may have difficulty making payments. If a portfolio does not receive scheduled interest or principal payments on such indebtedness, the portfolio could experience a reduction in its income and its share price and yield could be adversely affected. In addition, the value of that loan participation might also decline. Loans that are fully secured offer a portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrowing corporation’s obligation, or that the collateral can be liquidated. If a portfolio invests in loan participations with poor credit quality, the portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to a portfolio. For example, if a loan is foreclosed, a portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

A portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a portfolio bears a substantial risk of losing the entire amount invested.

A portfolio may be required to limit the amount of its total assets that it invests in any one issuer or in issuers within the same industry (see each Portfolio’s “Fundamental and Non-Fundamental Investment Restrictions”). For purposes of these limits, a portfolio generally will treat the borrowing corporation as the “issuer” of indebtedness held by the portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a portfolio and the borrowing corporation, if the participation does not shift to the portfolio, the direct debtor-creditor relationship with the borrowing corporation, SEC interpretations require a portfolio to treat both the lending bank or other lending institution and the borrowing corporation as “issuers” for the purposes of determining whether the portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a portfolio were determined to be subject to the claims of the agent bank’s general creditors, the portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (such as, an insurance company or governmental agency) similar risks may arise.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what a portfolio’s sub-adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a portfolio’s NAV than if that value were based on available market quotations, and could result in significant variations in the portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, a portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the portfolio’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company’s investment restriction relating to the lending of portfolios or assets by a portfolio.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the portfolios. For example, if a loan is foreclosed, a portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a portfolios relies on the adviser’s or the sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the portfolio.

Mortgage-Backed Securities

Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. The types of mortgage-backed securities a portfolio may invest in include adjustable rate mortgage securities, agency related mortgage-backed securities, CMOs, interest/principal only stripped mortgage-backed securities (“SMBS”), REMICs, and subordinated mortgage securities. Most mortgage-backed securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers. A portfolio may invest only in those mortgage-backed securities that meet its credit quality and portfolio maturity requirements.

Mortgage-backed securities issued by commercial banks, S&L associations, private mortgage insurance companies, mortgage bankers, and other secondary market issuers create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers, and the mortgage poolers.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the adviser or the sub-adviser may, consistent with a portfolio’s investment objective, policies and restrictions, consider making investments in such new types of securities.

Other types of mortgage-backed securities in which a portfolio may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer CMOs. Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Risks of Investing in Mortgage-Backed Securities

Investments in mortgage-backed securities involve certain risks. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-backed securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-backed securities held by a portfolio may be lengthened.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets, and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities.

In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-backed securities. Because investments in mortgage-backed securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages.

Additionally, although mortgages and mortgage-backed securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the Interest Only (“IO”) class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A portfolio could fail to fully recover its initial investment in a CMO residual or an SMBS.

Some of these mortgage-backed securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

Adjustable Rate Mortgage Securities (“ARMS”)

ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMS tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMS are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow a portfolio to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a portfolio may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a portfolio. Further, because of this feature, the values of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: (i) those based on U.S. Treasury securities and (ii) those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association (“FNMA”)), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Agency-Mortgage-Backed Securities

Agency mortgage securities mortgage-backed securities are issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage-backed securities currently available including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities. The dominant issuers or guarantors of mortgage-backed securities today are the Government National Mortgage Association (“GNMA”), FNMA, and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority (“FHA”) or Veterans Administration (“VA”) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. (See “U.S. Government Securities.”)

FNMA: FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The pools consist of one or more of the following types of loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

FHLMC Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

FHLMC issues certificates representing interests in mortgage loans. FHLMC guarantees, to each holder of a FHLMC certificate, timely payment of the amounts representing a holder’s proportionate share in: (i) interest payments, less servicing and guarantee fees; (ii) principal prepayments; and (iii) the ultimate collection of amounts representing the holder’s proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC certificate, in each case whether or not such amounts are actually received. FHLMC securities are not backed by the full faith and credit of the United States; however, they generally are considered to present minimal credit risks.

GNMA Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buy down” mortgage loans); (viii) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. FNMA and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-backed securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Life of GNMA Certificates. The average life of a GNMA certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA certificates. First, GNMA certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of a portfolio would be reduced.

Collateralized Mortgage Obligations

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA and their income streams.

CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of guaranteed pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct pass-through of payments. CMOs are structured into multiple classes or “tranches,” each bearing a different date of maturity. Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

CMOs are issued by entities that operate under order of the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as a portfolio) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, a portfolio may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (iii) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies.

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

In a typical CMO transaction, a corporation (issuer) issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds. Proceeds of the CMO bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the CMO bonds. Principal and interest payments from the collateral are used to pay principal on the CMO bonds in the order A, B, C, and Z. The portfolio’s A, B, and C CMO bonds all bear current interest. Interest on the portfolio’s Z CMO bond is accrued and added to the principal; a like amount is paid as principal on the portfolio’s A, B, or C CMO bond currently being paid off. When the portfolio’s A, B, and C CMO bonds are paid in full, interest and principal on the portfolio’s Z CMO bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

A portfolio considers GNMA-, FNMA-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-backed securities to be U.S. government securities for purposes of a portfolio’s investment policies.

Interest/Principal Only Stripped Mortgage-Backed Securities

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

SMBS are usually structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the “Interest Only” or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories. The determination of whether a particular government-issued IO or PO backed by fixed rate mortgages is liquid is made by the adviser or the sub-adviser under guidelines and standards established by a portfolio’s Board of Trustees (“Board”). Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a portfolio’s limitations on investment in illiquid securities.

Privately Issued Mortgage-Backed Securities

Mortgage-backed securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-backed securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages. A portfolio limits its investments in privately issued mortgage-backed securities to “mortgage related securities” within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

A portfolio may invest in, among other things, “parallel pay” CMOs, Planned Amortization Class CMOs (“PAC Bonds”) and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as “regular” interests, or “residual” interests. A portfolio will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by FNMA, FHLMC, or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. GNMA REMIC Certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-backed securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government mortgage-backed securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-backed securities guarantee, or provide insurance for, timely payment of interest and principal on such securities. Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of credit enhancement. These credit enhancements fall generally into two categories: (i) liquidity protection; and (ii) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies, or letters of credit through various means of structuring the transaction or through a combination of such approaches.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which a portfolio may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate, and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-backed security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder are exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to a portfolio of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. A portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

A portfolio’s adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. Each sub-adviser has developed guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. A portfolio may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The adviser may seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&L associations, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who: (i) establishes requirements for each service; (ii) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (iii) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, municipalities, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities. The interest on these securities is, in the opinion of bond counsel to the issuer at the time of issuance, exempt from federal income tax. From time to time, legislation restricting or limiting the federal income tax exemption for interest on municipal securities is introduced to Congress. Municipal securities include both notes (which have maturities of less than one (1) year) and bonds (which have maturities of one (1) year or more) that bear fixed or variable rates of interest.

In general, municipal securities are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water, and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt securities may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a portfolio would hold the longer-term security, which could experience substantially more volatility.

Insured municipal debt involves scheduled payments of interest and principal is guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a portfolio.

Risks of Investing in Municipal Securities

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. A portfolio may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. A portfolio also may purchase municipal bonds due to changes in the sub-adviser’s evaluation of the issuer or cash needs resulting from redemption requests for portfolio shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect a portfolio’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

A portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability to municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a portfolio’s municipal bonds in the same manner.

Industrial Development Bonds and Pollution Control Bonds

These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Moral Obligation Securities

Municipal securities may include moral obligation securities, which are usually issued by special purpose public authorities. A moral obligation security is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of a moral obligation security cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality, that created the issuer.

Municipal Lease Obligations and Certificates of Participation

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, they are ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.

Certificates of participation are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property; disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

Short-Term Municipal Obligations

These securities include the following:

Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction loan notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-term discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Structured Securities

Structured securities include notes, bonds, or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Rules governing the federal income tax aspects of commodity-linked structured securities are in a developing stage are not entirely clear in certain respects, particularly in light of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to a commodity index or individual commodities was not qualifying income for a RIC. A portfolio intends to limit its investments in commodity-linked structured securities in a manner designed to maintain their qualification as RICs under the Code. However, these investment decisions involve judgment and the IRS may not agree with the determinations made by a portfolio. If the IRS does not agree, the status of a portfolio as a RIC might be jeopardized. The IRS has announced an internal review of its position with respect to the tax treatment of RICs that invest in commodity-related investments, and a moratorium on the issuance of new private letter rulings to RICs with respect to these investments. Future developments in this area could necessitate a future change to a portfolio’s investment strategies.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. government, its agencies or instrumentalities. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as bills, notes, and bonds). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities, and the dates of their issuances.

In addition, U.S. government securities include securities issued by agencies or instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, FNMA, and FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. A portfolio generally will invest in securities of such agencies or instrumentalities when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Obligations of the International Bank for Reconstruction and Development may be purchased. These obligations which, while technically not a U.S. government agency or instrumentality, have the right to borrow from the participating countries, including the United States.

A portfolio may also invest in U.S. Treasury obligations, which are obligations issued or guaranteed by U.S. government agencies. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-backed securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as GNMA pass-through mortgage certificates; some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as FNMA bonds, while others are supported only by the credit of the entity that issued them, such as FHLMC obligations.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve the FNMA’s and FHLMC’s assets and property and to put the FNMA and FHLMC in a sound and solvent condition. The U.S. Treasury has made a commitment of indefinite duration to maintain the positive net worth of the FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury’s initiative will be successful.

On August 5, 2011, S&P lowered the long-term sovereign credit rating assigned to the United States to AA+ with a negative outlook. On August 8, 2011, S&P downgraded the long-term senior debt rating of Fannie Mae and Freddie Mac to AA+ with a negative outlook. The long-term impacts of the downgrades or the impacts of any future downgrade are unknown. However, the downgrades could have a material adverse impact on global financial markets and worldwide economic conditions, and could negatively impact a portfolio.

Zero-Coupon Bonds, Deferred Interest Securities, and Pay-In-Kind (“PIK”) Bonds

Zero-coupon bonds and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value and pay interest only at maturity rather than at intervals during the life of the security. PIK bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and PIK bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently and may involve greater credit risk than such bonds.

The discount of zero-coupon bonds and PIK bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, PIK bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the portfolio’s distribution obligations.

The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A PIK bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. PIK bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.

A PIK bond obligation which provides that the issuer of the security may, at its option, pay interest or dividends on such security in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. A portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the portfolio's distribution obligations.

A portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the portfolio until the cash payment date or the securities mature. Under certain circumstances, a portfolio could also be required to include accrued market discount or capital gain with respect to its PIK bonds.

The risks associated with lower rated debt securities apply to these securities. Zero-coupon and PIK bonds are also subject to the risk that in the event of a default, a portfolio may realize no return on its investment, because these securities do not pay cash interest.

FOREIGN/EMERGING MARKET EQUITY AND DEBT INVESTMENTS

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers traded outside the United States involve certain risks not ordinarily associated with investments in securities of domestic issuers.

Although a portfolio will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by a portfolio on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a portfolio, and any income earned by the portfolio should be considered incidental.

A portfolio also may invest in corporate debt securities of foreign issuers (including preferred or preference stocks), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.

A portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require a portfolio to make distributions exceeding book income to qualify as a RIC for federal tax purposes.

Restrictions on Foreign Investments

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a portfolio. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a portfolio that invests in such countries. For example, a portfolio may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of a portfolio. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving a portfolio of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments. No more than 15% of a portfolio’s net assets may be comprised, in the aggregate, of assets that are: (i) subject to material legal restrictions on repatriation; or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a portfolio.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts a portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict a portfolio’s investments in certain foreign banks and other financial institutions.

The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a portfolio’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war);more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Therefore, unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, will adversely affect the value of a portfolio’s shares.

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where portfolio assets may be released prior to receipt of payment or securities, may expose a portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a portfolio’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods, imposition of taxes, currency restrictions, and exchange control regulations.

Taxes. The interest payable on certain of a portfolio’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a portfolio’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a portfolio.

Costs. The expense ratio of a portfolio that invests in foreign securities is likely to be higher than those of a fund investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or the sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectuses, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.

European Union. European Union (EU) member countries that have adopted the euro could abandon the euro and replace their currency through means that could include a return to their national currencies. It is possible that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment of the euro or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets could be adverse to the market values of various securities, currencies, and derivatives, and could create conditions of volatility and limited liquidity in various currency, securities, and other markets. The exit of any country out of the euro could have a destabilizing effect on that country and all eurozone countries and their economies, and could have an adverse effect on the global economy and on global markets. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.

Depositary Receipts

Securities of foreign issuers may take the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other similar securities representing interests in securities of foreign issuers (collectively “Depositary Receipts”). These securities are typically dollar-denominated although their market price is subject to fluctuations of the foreign currencies in which the underlying securities are denominated.

ADR receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and is typically designed for U.S. investors. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs of the unsponsored facility. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the Depositary Receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the portfolio’s custodian in five days. A portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.

EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States. Typically these securities are traded on the Luxembourg exchange in Europe. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as EuroClear Bank and other foreign depositaries.

Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities. Non-voting Depositary Receipts evidence non-voting equity interests in a foreign issuer.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry same risks as investing in foreign securities.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. A portfolio may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the NYSE or the AMEX or that are convertible into publicly traded common stocks of U.S. companies. A portfolio may also invest up to 15% of its assets in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted that might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Foreign currency transactions involve buying and selling securities denominated in currencies other than the U.S. dollar, and receive interest, dividends, and sale proceeds in other currencies. A portfolio may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A portfolio may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Foreign Debt Securities

Foreign debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, PIK bonds, or zero-coupon bonds.

In determining whether to invest in debt obligations of foreign issuers, a portfolio will consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries, and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a portfolio having previously distributed more income in a particular period than was available from investment income which could result in a return of capital to shareholders. A portfolio’s portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.

Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer generally does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration, or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated. Although a portion of a portfolio’s investment income may be received or realized in foreign currencies, the portfolio would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.

A portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require a portfolio to make distributions exceeding book income to qualify as a RIC for federal tax purposes.

Foreign Mortgage-Backed Securities

Foreign mortgage-backed securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations such as Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited. The mechanics of these mortgage-backed securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, prepayment experience, and maturities of loans.

Passive Foreign Investment Companies (“PFICs”)

Some foreign countries limit or prohibit all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. A portfolio is subject to certain percentage limits under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of a portfolio’s assets may be invested in such securities.

Sovereign Debt Securities/Brady Bonds

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt securities in which a portfolio may invest may be rated below investment-grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

Brady Bonds represent a type of sovereign debt. These obligations were created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with the debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (“Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: by Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Niger, Nigeria, Philippines, Poland, Uruguay, and Venezuela, and may be issued by other emerging countries.

Brady Bonds may be collateralized or uncollateralized, and are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter (“OTC”) secondary market. Brady Bonds are not considered to be U.S. government securities and are considered to be speculative. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Risks of Investing In Sovereign Debt/Brady Bonds

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a portfolio or its investors.

A portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of a portfolio’s income distributions to constitute returns of capital for tax purposes or require the portfolio to make distributions exceeding book income to qualify as a RIC for federal tax purposes.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a portfolio may invest, potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities. A portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, a portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which a portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a portfolio may have few or no effective legal remedies for collecting on such debt.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a portfolio to suffer a loss of interest or principal on any of its holdings.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to the International Bank of Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is an organization of European countries engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment, and provide technical assistance to member nations in the Asian and Pacific regions.

DERIVATIVE INSTRUMENTS

A derivative is a financial instrument whose value is dependent upon the value of an underlying asset or assets. These underlying assets may include commodities, stocks, bonds, interest rates, currency exchange rates, or related indices. Types of derivatives include forward currency contracts, futures, options, swaps, and warrants. Derivative instruments may be used for a variety of reasons including enhancing returns, hedging against certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker, or more specifically focused way for a portfolio to invest than “traditional” securities would.

Transactions in derivative instruments may include:

—	the purchase and writing of options on securities (including index options) and options on foreign currencies;

—	the purchase and sale of futures contracts based on financial, interest rate, and securities indices, equity securities, or fixed-income securities; and

—

entering into forward contracts, swaps, and swap related products, such as equity index, interest rate, or currency swaps, credit default swaps (long and short), and related caps, collars, floors, and swaps.

Some derivatives may be used for “hedging,” meaning that they may be used when the sub-adviser seeks to protect a portfolio’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations, and other market factors. Derivatives may also be used when the sub-adviser seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond, or segment of the market in a more efficient or less expensive way; modify the characteristics of a portfolio’s portfolio investments; and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the sub-adviser’s ability to predict and understand relevant market movements.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as OTC derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, a portfolio will consider the creditworthiness of counterparties to OTC derivatives in the same manner as they would review the credit quality of a security to be purchased by a portfolio. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which a portfolio invests may be particularly sensitive to changes in prevailing interest rates and, like the other investments of the portfolio, the ability of the portfolio to successfully utilize these instruments may depend in part upon the ability of the portfolio’s adviser or sub-adviser to forecast interest rates and other economic factors correctly. If the adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a portfolio could be exposed to the risk of loss.

A portfolio might not employ any of the strategies described below and no assurance can be given that any strategy used will succeed. If a portfolio’s adviser or sub-adviser incorrectly forecasts interest rates, market values, or other economic factors in utilizing a derivatives strategy for the portfolio, the portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses by offsetting favorable price movements in related investments or otherwise due to the possible inability of a portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable; the possible need to sell a portfolio security at a disadvantageous time because the portfolio is required to maintain asset coverage; offsetting positions in connection with transactions in derivative instruments; and the possible inability of the portfolio to close out or to liquidate its derivatives positions. In addition, a portfolio’s use of such instruments may cause the portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

The success of transactions in derivative instruments depends on a portfolio’s adviser’s or sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes a portfolio to additional investment risks and transaction costs. If a portfolio’s adviser or sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the portfolio’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

A portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk and can reduce the risk of a position held in an investment portfolio. If a portfolio’s adviser or sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a portfolio’s investments, the use of derivatives could result in a loss to the portfolio and may, in turn, increase the portfolio’s volatility. In addition, in the event that non-exchange traded derivatives are used; they could result in a loss if the counterparty to the transaction does not perform as promised.

Each portfolio has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit a portfolio.

In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted regulatory changes that may impact a portfolio by subjecting a portfolio’s adviser or sub-adviser to registration with the CFTC as a CPO or commodity trading adviser (“(“CTA”)”) of the portfolio, unless the portfolio is able to comply with certain trading and marketing limitations on its investments in futures, many over-the-counter derivatives and certain other instruments. A related CFTC proposal to harmonize applicable CFTC and SEC regulations could, if adopted, mitigate certain disclosure and operational burdens where CPO registration is required for an adviser. Compliance with these additional registration and regulatory requirements may increase portfolio expenses.

Forwards, Futures, and Options

A forward contract obliges its purchaser to buy a given amount of a specified asset at some stated time in the future at the forward price. Similarly, the seller of the contract is obliged to deliver the asset at the forward price. Forward contracts are not traded on exchanges. They are OTC contracts.

Futures contracts are created and traded on organized futures exchanges. Contracts are highly standardized in terms of the amount and type of the underlying asset involved and the available dates in which it can be delivered. The exchanges themselves provide assurances that contracts will be honored through clearinghouses.

An option is a derivative security that gives the buyer (holder) the right, but not the obligation, to buy or sell a specified quantify of a specified asset within a specified time period. An option contract differs from the futures contract in that the option contract gives the buyer the price, but not the obligation, to purchase or sell a security at a later date at the specified price.

Risks of Investing with Forwards, Futures, and Options

Risk of Imperfect Correlation of Hedging Instruments with a Portfolio’s Securities - A portfolio’s abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the portfolio’s securities. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, a portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which a portfolio has a position and the portfolio securities a portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, a portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the portfolio’s portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, a portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where a portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and a portfolio may not be fully covered. As a result, a portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a portfolio’s holdings. When a portfolio sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and a portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the portfolio’s portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, a portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, a portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, a portfolio’s overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that a portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by a portfolio may not fully protect it against risk of loss and, in any event, a portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose a portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectuses and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, a portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing a portfolio with two simultaneous premiums on the same security, but involve additional risk, since a portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by a portfolio, and the portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on a portfolio’s ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the portfolio or decreases in the prices of securities or other assets the portfolio intends to acquire. Where a portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the portfolio to greater risk.

Trading and Position Limits - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of a portfolio.

Risks of Options on Futures Contracts - The amount of risk a portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges - Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which a portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for a portfolio to respond to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes, or other charges.

Unlike many transactions entered into by a portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and OTC options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, OTC transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a portfolio’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of OTC contracts, and a portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration, or maturity. This in turn could limit a portfolio’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, OTC transactions are not subject to the guarantee of an exchange clearinghouse, and a portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting a portfolio’s ability to enter into desired hedging transactions. A portfolio will enter into an OTC transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser or a sub-adviser.

Options on securities, options on stock indices, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of OTC trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Forward Foreign Currency Exchange Contracts

A portfolio that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore the portfolio may enter into forward foreign currency exchange contracts to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.

Forward contracts for foreign currency (forward foreign currency exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers.

These contracts may be used for hedging to attempt to minimize the risk to a portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.

A portfolio may enter into a forward foreign currency exchange contract in order to “lock in” the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward foreign currency exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. A portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as “cross hedging.” The success of cross hedging is dependent on many factors, including the ability of the sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the underlying securities a portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward foreign currency exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (i.e., cash) (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward foreign currency exchange contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a forward foreign currency exchange contract requiring a portfolio to sell a foreign currency exchange currency, the portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward foreign currency exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although a portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A portfolio may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. A portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the portfolio’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

Alternatively, when a sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward foreign currency exchange contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of a portfolio’s securities denominated in, or exposed, to such foreign currency. The precise matching of the forward foreign currency exchange contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward foreign currency exchange contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.

A portfolio will also enter into transactions in forward foreign currency exchange contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, a portfolio may purchase a given foreign currency through a forward foreign currency exchange contract if, in the judgment of the sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, a portfolio may sell the currency through a forward foreign currency exchange contract if the adviser or a sub-adviser believes that its value will decline relative to the dollar.

A portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

A portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward foreign currency exchange contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts. In those instances in which a portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward foreign currency exchange contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward foreign currency exchange contracts. In such event the portfolio’s ability to utilize forward contracts in the manner set forth above may be restricted.

A portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the adviser or a sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A portfolio may also hold foreign currency in anticipation of purchasing foreign securities. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

The cost of engaging in forward foreign currency exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although a portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A portfolio may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

If a hedging transaction in forward foreign currency exchange contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. A portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the portfolio’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

Futures Contracts

A portfolio may enter into futures contracts, including futures contracts related to stock indices and interest rates among others. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a portfolio’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (“speculation”).

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts generally call for settlement only on a certain date and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable—a process known as “marking to the market.”

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is achieved by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contracts.

When using futures contracts as a hedging technique, at best the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a portfolio might not be successful and the portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there are may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, a portfolio’s overall return could be less than if the hedging transactions had not been undertaken.

Investments in futures contracts on fixed-income securities involve the risk that if a portfolio’s adviser’s or a sub-adviser’s judgment concerning the general direction of interest rates is incorrect, the portfolio’s overall performance may be poorer than if it had not entered into any such contract. For example, if a portfolio has been hedged against the possibility that an increase in interest rates would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be at increased prices, which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts that are intended to hedge against a change in the value of securities held by a portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss of such securities upon disposition.

“Margin” is the amount of funds that must be deposited with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a portfolio’s futures contracts. A margin deposit is intended to assure a portfolio’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a portfolio. These daily payments to and from a portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily NAVs, a portfolio marks-to-market the current value of its open futures contracts. A portfolio expects to earn interest income on its initial margin deposits.

When a portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, cash and loan liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

Policies on the Use of Futures and Options on Futures

A portfolio may engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the 1940 Act to engage in a de minimis amount of transactions in futures and related options transaction for non-bona fide hedging without registering as commodity pool operators.

The staff of the SEC has taken the position that OTC options and assets used to cover sold OTC options are illiquid and, therefore, together with other illiquid securities held by a portfolio, cannot exceed 15% of the portfolio’s assets (the “SEC illiquidity ceiling”). Although a portfolio’s sub-adviser may disagree with this position, the portfolio’s sub-adviser intends to limit the portfolio’s selling of OTC options in accordance with the following procedure. Also, the contracts a portfolio has in place with such primary dealers provide that the portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. A portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. A portfolio may also sell OTC options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

Limitations on Futures and Options on Futures

When purchasing a futures contract, a portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by the portfolio. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, a portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the portfolio.

Risks Associated with Futures and Options on Futures

The value of a futures contract may decline. While a portfolio’s transactions in futures may protect the portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a portfolio’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that a portfolio’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when a portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a portfolio from liquidating an unfavorable position and the portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

A portfolio will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade or, in the case of futures options, for which an established OTC market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. However, foreign markets may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association (“NFA”) and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. A portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade, and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a portfolio to incur additional brokerage commissions and may cause an increase in the portfolio’s portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the adviser or sub-adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a portfolio or such prices move in a direction opposite to that anticipated the portfolio may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of a portfolio for the period may be less than if it had not engaged in the hedging transaction.

Interest Rate Futures Contracts

An interest rate futures contract obligates the seller of the contract to deliver and the purchaser to take delivery of the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

A portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a portfolio might employ, the portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer its purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a portfolio to earn the income on a short-term security while at the same time minimizing the effect of all, or part, of an increase in the market price of the long-term debt security, that the portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by a portfolio or avoided by taking delivery of the debt securities under the futures contract.

A portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security that would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a portfolio would be substantially offset by the ability of the portfolio to repurchase at a lower price the interest rate futures contract previously sold. While a portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

Stock Index Futures Contracts

A portfolio may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a portfolio’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (speculation).

A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

A “stock index” assigns relative values to the common stocks included in an index (for example, the S&P 500® Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

Purchases or sales of stock index futures contracts are used to attempt to protect a portfolio’s current or intended stock investments from broad fluctuations in stock prices. For example, a portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the portfolio’s portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, a portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

To the extent that changes in the value of a portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

(i)	when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)	forego possible price appreciation;
(b)	create a situation in which the securities would be difficult to repurchase; or
(c)	create substantial brokerage commissions.

(ii)

when a liquidation of a portfolio has commenced or is contemplated, but there is, in the adviser’s or a sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(iii)	to close out stock index futures purchase transactions.

Where a portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the portfolio is not fully invested. Stock index futures might also be purchased:

(i)

if a portfolio is attempting to purchase equity positions in issues which it had, or was having, difficulty purchasing at prices considered by the adviser or a sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio; or

(ii)	to close out stock index futures sales transactions

Options on Futures Contracts

A portfolio may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by a portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a portfolio would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

(i)

if a portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by its adviser or a sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio; or

(ii)	to close out stock index futures sales transactions.

As long as required by regulatory authorities, a portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section.

For example, a portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the portfolio’s securities or the price of the securities that the portfolio intends to purchase. A portfolio’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a portfolio’s exposure to interest rate fluctuations, the portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

If a purchase or sale of a futures contract is made by a portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”). The initial margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A portfolio expects to earn interest income on its initial margin deposits.

A futures contract held by a portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a portfolio pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by a portfolio but is settlement between the portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, a portfolio marks-to-market its open futures positions.

A portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a portfolio.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a portfolio realizes a capital gain, or if it is more, a portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a portfolio realizes a capital gain, or if it is less, the portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

A portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

Options on futures contracts that are sold or purchased by a portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over-the-counter or on an electronic trading facility.

A portfolio may sell call options on futures contracts only if it also: (i) purchases the underlying futures contract; (ii) owns the instrument, or instruments included in the index, underlying the futures contract; or (iii) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held is equal to or less than the exercise price of the call sold; or is greater than the exercise price of the call sold if the difference is maintained by the portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). A portfolio may sell put options on futures contracts only if it also: (i) sells the underlying futures contract; (ii) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (iii) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by a portfolio, the portfolio will be required to sell the underlying futures contract which, if a portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by a portfolio is exercised, the portfolio will be required to purchase the underlying futures contract which, if the portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, a portfolio will retain the full amount of the option premium, less related transaction costs, which provide a partial hedge against any decline that may have occurred in the portfolio’s holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the portfolio intends to purchase. If a put or call option a portfolio has sold is exercised, the portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, a portfolio’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

Options

A portfolio may purchase and sell put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A portfolio may purchase these securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio. A portfolio may also write combinations of put and call options on the same security, known as “straddles”. Such transactions can generate additional premium income but also present increased risk. A portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the portfolio wants to purchase at a later date. A portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of a sub-adviser.

In the case of a call option on a security, the option is “covered” if a portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the portfolio’s adviser or a sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the portfolio. For a call option on an index, the option is covered if a portfolio maintains with its custodian assets determined to be liquid by the adviser or sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if a portfolio holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written, provided the difference is maintained by the portfolio in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if a portfolio segregates assets determined to be liquid the sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if a portfolio holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by the portfolio in segregated assets determined to be liquid by the portfolio’s adviser or sub-adviser in accordance with procedures established by the Board.

Effecting a closing transaction in the case of a sold call option will permit a portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such transactions permit a portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, completing a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a portfolio, provided that another option on such security is not sold.

A portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the portfolio is more than the premium paid for the original purchase. Conversely, a portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by a portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the portfolio.

If an option written by a portfolio expires unexercised, the portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a portfolio expires unexercised, the portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a portfolio desires.

A portfolio may sell options in connection with buy-and-write transactions; that is, the portfolio may purchase a security and then sell a call option against that security. The exercise price of the call a portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security, up to the exercise price, will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a portfolio’s maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the portfolio’s purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a portfolio’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a portfolio may elect to close the position or retain the option until it is exercised, at which time the portfolio will be required to take delivery of the security at the exercise price; the portfolio’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

By selling a call option, a portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, a portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by a portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, a portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A portfolio may purchase call options to hedge against an increase in the price of securities that the portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit a portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the portfolio.

In certain instances, a portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options, grant the purchaser the right to purchase (in the case of a “call”), or sell (in the case of a “put”), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous to a portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, a portfolio assumes the risk that: (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying U.S. Treasury security over the term of the option and adjustments made to the strike price of the option; and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

A portfolio will not write call options on when-issued securities. A portfolio purchases call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such a gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A portfolio may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate a portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, a portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a portfolio, the portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. However, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect a portfolio’s holdings in an underlying security against a substantial decline in market value. Such protection, of course, only provided during the life of the put option when a portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, a portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options also may be used by a portfolio when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that portfolio.

This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a portfolio to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If a portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the date of the security. There is, of course, no assurance that a portfolio will be able to effect a closing transaction at a favorable price. If a portfolio cannot either enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

Risks of Investing in Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objective. A decision as to whether, when, and how to see options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

If trading were suspended in an option purchased by a portfolio, the portfolio would not be able to close out the option. If restrictions on exercise were imposed, a portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a portfolio is covered by an option on the same index purchased by the portfolio, movements in the index may result in a loss to the portfolio; however, such losses may be mitigated by changes in the value of the portfolio’s securities during the period the option was outstanding. The extent to which a portfolio may enter into options transactions may be limited by the Code requirements for qualification of the portfolio as a RIC. (See “Tax Considerations.”)

In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. (See “Over-the-Counter Options.”)

Covered Call Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

A portfolio may write a call or put option only if the option is “covered” or “secured” by the portfolio holding a position in the underlying securities. This means that so long as a portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a portfolio may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same portfolio.

Foreign Currency Options

Options on foreign currencies may be purchased and sold for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, a portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

A portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where a portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a portfolio’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by a portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, a portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. A portfolio may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Exchange-Traded/OTC Options

A portfolio may purchase and sell options that are traded on U.S. and foreign exchanges and options traded OTC with broker-dealers who make markets in these options. The ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Transactions by a portfolio in options will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facility or are held in one or more accounts or through one or more brokers. Thus, the number of options which a portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. While a portfolio seeks to enter into OTC options only with dealers who can enter into closing transactions with the fund or Underlying Fund, no assurance exists that the portfolio will at any time be able to liquidate an OTC option at a favorable price at any time prior to expiration. If a portfolio, as a covered OTC/call option writer, cannot effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a portfolio may be unable to liquidate an OTC option. With respect to options written by a portfolio, the inability to enter into a closing transaction may result in material losses to the portfolio. For example, because a portfolio must maintain a secured position with respect to any call option on a security it writes, the portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair a portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty.

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of the sub-adviser.

Put and call options are derivative securities traded on U.S. and foreign exchanges, including the AMEX, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange, and NYSE. A portfolio will engage in trading of such derivative securities exclusively for non-speculative hedging purposes.

If a put option is purchased, a portfolio acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the adviser or the sub-adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a portfolio holds a stock which the adviser or the sub-adviser believes has strong fundamentals, but for some reason may be weak in the near term, the portfolio may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a portfolio will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a portfolio exercises the put, less transaction costs, is the amount by which the portfolio hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a portfolio paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit a portfolio realizes on the sale of the securities.

If a put option is sold by a portfolio, the portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a portfolio has a short position in the underlying security and the security thereafter increases in price. A portfolio will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a portfolio purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the portfolio realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. A portfolio generally will purchase only those options for which the adviser or the sub-adviser believes there is an active secondary market to facilitate closing transactions.

A portfolio will not write call options on when-issued securities. A portfolio may purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer, through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

A portfolio may write call options on futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate a portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, a portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. A portfolio generally will purchase only those options for which the adviser or a sub-adviser believes there is an active secondary market to facilitate closing transactions.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that portfolio. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a portfolio to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If a portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the date of the security. There is, of course, no assurance that a portfolio will be able to effect a closing transaction at a favorable price. If a portfolio cannot either enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

A portfolio may purchase and sell call and put options on stock indices for the same purposes as it purchases or sells options on securities. Options on stock indices are similar to options on securities, except that the exercise of stock index options requires cash payments and does not involved the actual purchase of sale of securities.

A portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although the portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A portfolio’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs. The index underlying a stock index option may be a “broad-based” index, such as the S&P 500® Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to: (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied; by (ii) a fixed “index multiplier.”

A portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the adviser or a sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its portfolio. When a portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held: (i) is equal to or less than the exercise price of the call sold; or (ii) is greater than the exercise price of the call sold if the difference is maintained by the portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). A portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by a portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

A portfolio will receive a premium from selling a put or call option, which increases the portfolio’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a portfolio has sold a call option falls or remains the same, the portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, a portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the portfolio’s stock investments. By selling a put option, a portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the portfolio’s losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

A portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a portfolio’s investments does not decline as anticipated, or if the value of the option does not increase, the portfolio’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a portfolio’s security holdings.

The purchase of call options on stock indices may be used by a portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the portfolio holds un-invested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the portfolio owns.

Options on Futures Contracts

A portfolio may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by a portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

Options on futures contracts that are sold or purchased by a portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over-the-counter or on an electronic trading facility.

A portfolio may sell call options on futures contracts only if it also: (a) purchases the underlying futures contract; (b) owns the instrument, or instruments included in the index, underlying the futures contract; or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held: (i) is equal to or less than the exercise price of the call sold; or (ii) is greater than the exercise price of the call sold if the difference is maintained by the portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). A portfolio may sell put options on futures contracts only if it also: (A) sells the underlying futures contract; (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by a portfolio, the portfolio will be required to sell the underlying futures contract which, if the portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by a portfolio is exercised, the portfolio will be required to purchase the underlying futures contract which, if the portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, a portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the portfolio’s holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the portfolio intends to purchase. If a put or call option a portfolio has sold is exercised, the portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the portfolio’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

A portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

Risks Associated with Investing in Options, Futures and Forward Transactions

Risk of Imperfect Correlation of Hedging Instruments with a Portfolio’s Securities. A portfolio’s abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the portfolio’s securities. In the case of futures and options based on an index, a portfolio will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, a portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, a portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which a portfolio has a position and the portfolio securities the portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, a portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the portfolio’s portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, a portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, a portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where a portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the portfolio may not be fully covered. As a result, a portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a portfolio’s holdings. When a portfolio sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and a portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the portfolio’s portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, a portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, a portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the portfolio’s overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that a portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by a portfolio may not fully protect it against risk of loss and, in any event, the portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

A portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectuses and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, a portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing a portfolio with two simultaneous premiums on the same security, but involve additional risk, since the portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a Potential Lack of a Liquid Secondary Market.    Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by a portfolio, and the portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on a portfolio’s ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin.  Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the portfolio or decreases in the prices of securities or other assets the portfolio intends to acquire. Where a portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the portfolio to greater risk.

Trading and Position Limits.    The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The sub-advisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of a portfolio.

Risks of Options on Futures Contracts.    The amount of risk a portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency, or futures contracts.

Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges.    Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity, and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which a portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for a portfolio to respond to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes, or other charges.

Unlike many transactions entered into by a portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and OTC options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, OTC transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a portfolio’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of OTC contracts, and a portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit a portfolio’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, OTC transactions are not subject to the guarantee of an exchange clearinghouse, and a portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting a portfolio’s ability to enter into desired hedging transactions. A portfolio will enter into an OTC transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser or a sub-adviser.

Options on securities, options on stock indices, futures contracts, options on futures contracts, and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of OTC trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Policies on the Use of Futures and Options on Futures Contracts.    A portfolio may engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that OTC options and assets used to cover sold OTC options are illiquid and, therefore, together with other illiquid securities held by a portfolio, cannot exceed the SEC illiquidity ceiling. Although a portfolio’s sub-adviser may disagree with this position, the portfolio’s sub-adviser intends to limit the portfolio’s selling of OTC options in accordance with the following procedure. Also, the contracts a portfolio has in place with such primary dealers provide that the portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. A portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. A portfolio may also sell OTC options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

Limitations and Risks on Futures Contracts and Related Options

The purchase of options involves certain risks. If a put option purchased by a portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the portfolio will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a portfolio may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A portfolio will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a portfolio would continue to be required to make daily margin payments. In this situation, if a portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a portfolio’s ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a portfolio to incur additional brokerage commissions and may cause an increase in the portfolio’s portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the adviser or the sub-adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a portfolio or such prices move in a direction opposite to that anticipated, the portfolio may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of a portfolio for the period may be less than if it had not engaged in the hedging transaction.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a portfolio will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a portfolio has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the portfolio’s portfolio may decline. If this occurred, a portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument (hereinafter “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stocks with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, a portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. There is no guarantee that the strategy will be successful, and a portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or of the issuer of the Hybrid Instrument would be an additional risk factor which the portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a portfolio.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a portfolio. Accordingly, a portfolio will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a portfolio’s investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

Index-, Currency-, and Equity-Linked Debt Securities

“Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in “equity linked” and “currency-linked” debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index- and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or the sub-adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the adviser or the sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid. (See “Restricted Securities, Illiquid Securities, and Liquidity Requirements.”)

Straddles

A straddle is a combination of a put and a call options on the same underlying security and is used for hedging purposes to adjust the risk and return characteristics of a portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A straddle is “covered” when sufficient assets are deposited to meet a portfolio’s immediate obligations. A portfolios may use the same liquid assets or high-quality debt instruments to cover both the call and put options when the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a portfolio will segregate liquid assets or high quality debt instruments equivalent to the amount, if any, by which the put is “in the money.”

By entering into a straddle, a portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and a portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

Swap Transactions and Options on Swap Transactions

Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps and event-linked swaps. Swap transactions include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

To the extent a portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A portfolio may also enter into options on swap agreements (“swap options”).

A portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as: (i) for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; (ii) to protect against currency fluctuations; (iii) as a duration management technique; (iv) to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date; or (v) to gain exposure to certain markets in the most economical way possible.

In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return or some other amount) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.

Bilateral swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member futures commission merchants.

Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on the CFTC approval of contracts for central clearing.

A swap option gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter a new swap transaction or to shorten, extend, cancel, or otherwise modify an existing swap transaction, at some designated future time on specified terms. A portfolio that may engage in swaps, may write (sell) and purchase put and call swap options.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a portfolio’s investment objectives and general investment policies, the portfolio may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a portfolio may be required to pay a higher fee at each swap reset date.

A portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect to one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally to as “aggregation.”

Most swap agreements entered into by a portfolio would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the adviser or the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a portfolio’s investment restriction concerning senior securities. A portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the portfolio’s total assets.

A portfolio may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A portfolio may be either the buyer or seller in a credit default swap transaction. If a portfolio is a buyer and no event of default occurs, the portfolio will lose its investment and recover nothing. However, if an event of default occurs, the portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a portfolio had invested in the reference obligation directly.

A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the adviser or the sub-adviser and a portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. A portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Moody’s or S&P or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the adviser or the sub-adviser. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

For purposes of applying a portfolio’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the portfolio at market value. However, the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Risks of Investing in Swap Transactions or Options on Swap Transactions

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a portfolio’s use of swap agreements will be successful in furthering its investment objective will depend on its sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Whether a portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, OTC swap agreements may be considered to be illiquid. Moreover, a portfolio bears the risk of loss of the amount expected to be received under an OTC swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a portfolio by the Code, the CFTC’s regulations and the portfolio’s regulatory status may limit the portfolio’s ability to use swap agreements. It is possible that developments in the swaps market, including potential additional government regulation, could adversely affect a portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a portfolio writes a swap option, upon exercise of the option the portfolio will become obligated according to the terms of the underlying agreement.

The risks associated with OTC interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to OTC options. In connection with such transactions, a portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, a portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, a portfolio might be unable to obtain its expected benefit. In addition, while a portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a portfolio’s ability to enter into other transactions at a time when doing so might be advantageous.

Depending on a portfolio’s size and other factors, the margin required under the rules of the clearinghouse and by the clearing member for a cleared swap may be in excess of the collateral required to be posted by the portfolio to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce this distinction. Regulators are also in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require a portfolio to incur increased expenses to access the same types of swaps. Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the portfolio to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected.

Regulators may impose limits on an entity’s or group of entities’ holdings in certain swaps.

Credit Default Swaps

A portfolio may enter into credit default swaps, both directly (“unfunded credit default swaps”) and indirectly in the form of a swap embedded within a structured note (“funded credit default swaps”), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities.

A portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, that portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, that portfolio would keep the stream of payments and would have no payment obligations. As the seller, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a portfolio in the event of a default.

A portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date. A portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay.

Cross-Currency Swaps

A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

Interest Rate Swaps

As indicated above, an interest rate swap is a contract between two entities (“counterparties”) to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the “notional principal amount.” In most such transactions, the floating rate payments are tied to the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

An interest rate swap involves an agreement between a portfolio and another party to exchange payments calculated as if they were interest on a specified (“notional”) principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A portfolio usually enters into such transactions on a “net” basis, with the portfolio receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate NAV at least equal to the accrued excess is maintained in a segregated account by the Company’s custodian. If a portfolio enters into a swap on other than a net basis, or sells caps or floors, the portfolio maintains a segregated account in the full amount accrued on a daily basis of the portfolio’s obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the SEC.

Securities Swaps

Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a portfolio would otherwise be precluded for lack of an established securities custody and safekeeping system. A portfolio deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, a portfolio pays or receives cash from the broker equal to the change in the value of the underlying security.

Swap Options

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms.

Total Return Swaps

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a portfolio’s portfolio because, in addition to its total net assets, the portfolio would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a portfolio, and conversely, that the portfolio will not be able to meet its obligation to the counterparty.

Interest Rate Caps and Interest Rate Floors

An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps, and Floors

The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, a portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, a portfolio might be unable to obtain its expected benefit. In addition, while a portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a portfolio’s ability to enter into other transactions at a time when doing so might be advantageous.

A portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the adviser or the sub-adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a portfolio is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by a portfolio are considered to be illiquid assets.

Synthetic Convertible Securities

Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a portfolio may purchase a non-convertible debt security and a warrant or option, which enables the portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A portfolio may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a NRSRO and are subject to the portfolio’s overall limitations on investments in illiquid securities.

Warrants

Warrants are, in effect, longer-term call options. They give the holder the right to purchase predetermined given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a portfolio to suffer losses that it would not otherwise sustain. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a portfolio will lose its entire investment in such warrant.

Risks Associated with Warrants

Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a portfolio’s entire investment therein). Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a portfolio will lose its entire investment in such warrant.

Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a portfolio will lose its entire investment in such warrant.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The IPO price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Index Warrants

Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices (“Index Warrants”). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a portfolio were not to exercise an Index Warrant prior to its expiration, then the portfolio would lose the amount of the purchase price paid by it for the warrant. A portfolio will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a portfolio’s ability to exercise the warrants at such time, or in such quantities, as the portfolio would otherwise wish to do.

Risks Associated with Index Warrants

The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a portfolio’s ability to exercise the warrants at such time, or in such quantities, as the portfolio would otherwise wish to do.

INVESTMENT TECHNIQUES

Borrowing

A portfolio may borrow money from banks If a portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the portfolio’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or a portfolio’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. Borrowings may be done for any purpose permitted by the 1940 Act or as permitted by a portfolio’s investment policies and restrictions.

Reverse repurchase agreements are considered a form of borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a portfolio’s borrowing limitations to the extent that the portfolio establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the portfolio’s obligations under the when-issued or delayed delivery arrangement.

Currency Management

A portfolio’s flexibility to participate in higher yielding debt markets outside of the United States may allow the portfolio to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. However, when a portfolio invests significantly in securities denominated in foreign currencies, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the portfolio’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that a portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying the portfolio’s investments should help increase the NAV of the portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a portfolio’s securities are denominated will generally lower the NAV of the portfolio. A portfolio’s adviser or sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options, and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a portfolio.

Forward Commitment Transactions

A portfolio may purchase securities on a forward commitment basis if the portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a portfolio’s other assets. A portfolio may realize short-term profits or losses upon such sales.

Portfolio Hedging

Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with “derivatives.” Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. There can be no assurances that a portfolio will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful. Although a portfolio may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the portfolio than if it did not hedge. If a portfolio does not correctly predict a hedge, it may lose money. In addition, a portfolio pays commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions

Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the adviser’s view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to a portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the portfolio to hold a security it might otherwise sell. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a portfolio is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a portfolio pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce a portfolio’s NAV, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside of the United States

When conducted outside the United States, hedging transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

One form of hedging that may be utilized by a portfolio is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities are typically offered to investors, such as the portfolio, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Although a portfolio will enter into such contracts with the intention of acquiring securities, the portfolio may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. A portfolio may realize short-term profits or losses upon the sale of forward commitments.

A portfolio’s options, futures, and swap transactions will generally be entered into for hedging purposes — to protect against possible changes in the market values of securities held in or to be purchased for the portfolio’s portfolio resulting from securities markets, currency or interest rate fluctuations. In addition, a portfolio’s derivative investments may also be used for non-hedging purposes — to protect the portfolio’s unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities.

Repurchase Agreements

A portfolio may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the NYSE, members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which a sub-adviser has determined to be of comparable creditworthiness. Such agreements may be considered to be loans by a portfolio for purposes of the 1940 Act.

Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price may be higher than the purchase price, the difference being income to a portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the portfolio together with the repurchase price on repurchase. In either case, the income to a portfolio is unrelated to the interest rate on the U.S. government securities.

The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or the sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, a portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a portfolio’s rights with respect to such securities to be delayed or limited. To mitigate this risk, a portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a portfolio will have the right to liquidate the securities. If, at the time a portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. A portfolio’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the portfolio. The Trust has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a portfolio only enters into repurchase agreements after its sub-adviser has determined that the seller is creditworthy, and the sub-adviser monitors the seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and a portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

A portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities that are not readily marketable, would exceed that portfolio’s limitation on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A portfolio may also incur disposition costs in connection with liquidating the securities.

Restricted Securities, Illiquid Securities, and Liquidity Requirements

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven (7) calendar days at approximately the value ascribed to it by a portfolio. A portfolio may invest in restricted securities governed by Rule 144A under the 1933 Act (“Rule 144A”) and other restricted securities. In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the

Board (or the fund’s adviser acting subject to the board’s supervision) determines that the securities are in fact liquid. The Board has delegated its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board’s oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

A security’s illiquidity might prevent the sale of such a security at a time when the adviser or the sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the portfolio could realize upon disposition. If institutional trading in restricted securities were to decline to limited levels, the liquidity of a portfolio could be adversely affected.

Because of the nature of these securities, a considerable period of time may elapse between a portfolio’s decision to dispose of these securities and the time when the portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by a portfolio pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by the Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a portfolio would be permitted to sell them. Thus, a portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a portfolios in good faith pursuant to procedures adopted by the Board.

The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by a portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a portfolio would be permitted to sell them. Thus, a portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a portfolio pursuant to procedures adopted by the Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under a portfolios’ procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

A portfolio may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment.

A portfolio treats any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the adviser or sub-adviser has determined to be liquid.

Reverse Repurchase Agreements and Dollar Roll Transactions

A portfolio may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, a portfolio will see portfolio securities to dealers in U.S. government securities or members of the Federal Reserve System held by the portfolio with an agreement that the portfolio will repurchase the securities on an agreed date, price, and interest payment. A portfolio may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of a portfolio’s total assets. Under the 1940 Act, a portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the portfolio’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or a portfolio’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

A portfolio may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC in order to enhance portfolio returns and manage prepayment risks. In a dollar roll transaction, a portfolio sells a mortgage-backed security held in its portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a portfolio exceeding the yield on the sold security. When a portfolio enters into a dollar roll transaction, cash and/or liquid assets of the portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a portfolio’s overall limitations on investments in illiquid securities.

A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a portfolio pledges a mortgage-backed security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the portfolio, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to a portfolio generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and therefore price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a portfolio’s restrictions on borrowings. Furthermore, because dollar-roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a portfolio’s overall limitations on investments in illiquid securities.

Risks of Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreements involve the possible risk that the value of portfolio securities a portfolio relinquishes may decline below the price the portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a portfolio’s outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent a portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the portfolio’s commitment to repurchase, such an agreement will not be considered a “senior security” by the portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the portfolio.

Whether a reverse repurchase agreement or dollar roll transaction produces a gain for a portfolio depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a portfolio’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase a portfolio’s yield in the manner described above; however, such transactions also increase the portfolio’s risk to capital and may result in a shareholder’s loss of principal.

Securities Lending

A portfolio may lend its portfolio securities to financial institutions such as broker-dealers, banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities do not exceed the percentage set forth in the portfolio’s Prospectuses. No lending may be made with any companies affiliated with the adviser.

These loans earn income for a portfolio and are collateralized by cash, securities or letters of credit. A portfolio might experience a loss if the financial institution defaults on the loan. A portfolio seeks to mitigate this risk through contracted indemnification upon default.

Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. A portfolio that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. A portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but the portfolio may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by a portfolios would be invested in high quality, short-term money market instruments. A portfolio currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the portfolio represent not more than one-third of the value of its total assets.

The borrower, at all times during the loan, must maintain with a portfolio cash or cash equivalent collateral or provide to the portfolio an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, a portfolio must terminate the loan and vote the securities. Alternatively, a portfolio may enter into an arrangement that ensures that it can vote the proxy even while, the borrower continues to hold the securities.

During the time portfolio securities are on loan, the borrower pays a portfolio any interest paid on such securities. A portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of a portfolio or the borrower at any time. A portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

There is the risk that when lending portfolio securities, the securities may not be available to a portfolio on a timely basis and the portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in a portfolio. When a portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. A portfolio could incur losses in connection with the investment of such collateral. A portfolio might experience a loss if the financial institution defaults on the loan. A portfolio seeks to mitigate this risk through contracted indemnification upon default.

Segregated Accounts

When a portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the portfolio’s obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

Short Sales

A portfolio may make short sales of securities as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is against the box and the securities sold short are placed in a segregated account (not with the broker), or unless the portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities, or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities, or other liquid debt or equity securities deposited with the broker and otherwise segregated, may not, at any time, be less than the market value of the securities sold short at the time of the short sale. A portfolio will comply with these requirements.

A portfolio will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder. The extent to which a portfolio may enter into short sales transactions may be limited by the Code requirements for qualification of the portfolio as a RIC. (See “Tax Considerations.”)

A short sale is a transaction in which a portfolio sells a security it does not own in anticipation that the market value of the security will decline. To complete the sale, a portfolio must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. A portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. A portfolio is said to have a “short position” in the security sold until it delivers it to the broker. The period during which a portfolio has a short position can range from one day to more than a year. Until a portfolio replaces the security, the proceeds of the short sale are retained by the broker, and the portfolio must pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time a portfolio replaces the borrowed security, the portfolio will incur a loss; conversely, if the price declines, the portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid in accordance with procedures established by the Board. This percentage may be varied by action of the Board. To meet current margin requirements, a portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days) without restriction other than the payment of money.

Short sales by a portfolio create opportunities to increase the portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since a portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the portfolio’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest a portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, a portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. If a portfolio makes a short sale against the box, the portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the portfolio, because the portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A portfolio’s decision to make a short sale against the box may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in a portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns, either directly or indirectly, and, in the case where a portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

To Be Announced (“TBA”) Sale Commitments

TBA sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, a portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a portfolio delivers securities under the commitment, the portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued Securities and Delayed-Delivery Transactions

In order to secure prices or yields deemed advantageous at the time a portfolio may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. A portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, a portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

When a portfolio commits to purchase a security on a when-issued or delayed delivery basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of a portfolio’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. A portfolio will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. A portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, a portfolio may realize a taxable capital gain or loss. When a portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed delivery basis, a portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the portfolio’s payment obligation). Depending on market conditions, a portfolios could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

Although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, a portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a portfolio determines it is necessary to sell the when-issued or delayed delivery securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When a portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a portfolio incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the adviser’s or the sub-adviser’s ability to invest cash inflows; (iii) to permit the portfolio to meet redemption requests; and (iv) for temporary defensive purposes. A portfolio for which the investment objective is capital appreciation may also invest in such securities if the portfolio’s assets are insufficient for effective investment in equities.

Although it is expected that a portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the portfolio may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, fixed time deposits, and bankers’ acceptances; and (v) repurchase agreements. A portfolio will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent a portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

Each Portfolio’s investment objective is non-fundamental and may be changed by the Board, without shareholder approval. Shareholders will be provided at least sixty (60) days’ prior written notice of any change to a Portfolio’s non-fundamental investment objective.

Fundamental Investment Restrictions

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of that Portfolio’s outstanding shares are present in person or by proxy; or (ii) more than 50% of that Portfolio’s outstanding voting securities.

International Value Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.

issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.

invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Portfolio reserves the right to invest all of its assets in shares of another investment company;

4.

purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

5.

purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Portfolio may engage in foreign exchange forward contracts; and

6.	make loans of cash (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements).

MidCap Opportunities Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.

borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

2.	underwrite the securities of others;

3.

purchase or sell real property, including real estate limited partnerships (the Portfolio may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

4.	deal in commodities or commodity contracts, except in the manner described in the current Prospectuses and this SAI;

5.

make loans to other persons (but the Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers, dealers or other financial institutions not affiliated with the Portfolio or the adviser, subject to conditions established by the adviser), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Portfolio, as described in the current Prospectuses and SAI;

6.

purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

7.	sell short, except that the Portfolio may enter into short sales against the box;

8.	invest more than 25% of its assets in any one industry or related group of industries;

9.

with respect to 75% of the Portfolio’s assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

10.	purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

SmallCap Opportunities Portfolio

As a matter of fundamental policy, the Portfolio may not:

1.

borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (i) borrow from banks, but only if immediately after such borrowing there is asset coverage of 300%; and (ii) enter into transactions in options, futures, and options on futures as described in the Portfolio’s Prospectuses and this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio’s assets);

2.	underwrite the securities of others;

3.

purchase or sell real property, including real estate limited partnerships (but the Portfolio may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts;

4.	deal in commodities or commodity contracts except in the manner described in the current Prospectuses and this SAI;

5.

make loans to other persons (but the Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the adviser, subject to conditions established by the adviser) (See “Risk Factors and Special Considerations: Securities Lending”), and may purchase or hold participations in loans in accordance with the investment objectives and policies of the Portfolio as described in the current Prospectuses and this SAI;

6.	participate in any joint trading accounts;

7.

purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

8.	sell short, except that the Portfolio may enter into short sales against the box in the manner described in the current Prospectuses and this SAI;

9.	invest more than 25% of its assets in any one industry or related group of industries;

10.

with respect to 75% of the Portfolio’s assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; and

11.

with respect to 75% of the Portfolio’s assets, purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

Non-Fundamental Investment Policies

The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios to invest at least 80% of the assets of the Portfolio in securities that are consistent with the Portfolio’s name. These policies may be changed upon Board approval and 60 days’ prior notice to shareholders. If, subsequent to an investment, the 80% requirement is no longer met, a Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

MidCap Opportunities Portfolio

Under normal market conditions, the Portfolio invests at least 80% of -its net assets (plus borrowings for investment purposes) in the common stocks of mid-sized U.S. companies.

SmallCap Opportunities Portfolio

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stocks of smaller, lesser- known U.S. companies.

General for all Portfolios

No Portfolio will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, fixed time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered. A sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

In addition, if a Portfolio’s holdings of illiquid securities exceeds 15% because of changes in the value of the Portfolio’s investments, the Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly any increase or decrease in such percentage resulting from a change in the value of a Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

To the extent required by the SEC regulations, shareholders will be provided with 60 days notice in the manner prescribed by the SEC before any change in a Portfolio’s policy to invest at least 80% of its net assets plus borrowings (measured at the time of purchase) in the particular type of investment suggested by its name.

With respect to each Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification and/or Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place.

PORTFOLIO TURNOVER

Each Portfolio may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the Portfolio’s investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A change in securities held in a Portfolio’s portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high turnover rate would increase commission expenses and may involve realization of capital gains by a Portfolio. These expenses are ultimately borne by a Portfolio’s shareholders.

Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectuses.

Fiscal Year Ended December 31, 2011

For ING International Value Portfolio’s portfolio turnover rate decreased 55% from 155% in 2010 to 69% in 2011 as a result of a change in the portfolio manager at the end of 2010.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter or as soon thereafter as practicable. Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. The portfolio holdings schedule is as of the last day of the previous calendar quarter (i.e., each Portfolio will post the quarter-ending June 30 holdings on July 31). The Portfolios may also file information on portfolio holdings with the SEC or other regulatory authority as required by applicable law.

Each Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month or as soon thereafter as practicable.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios annual or semi-annual shareholder reports, or view them on ING’s website, along with the Portfolios’ portfolio holdings schedule. The Top Ten list is also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, a Portfolio may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:

—	to the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;

—	to financial printers for the purpose of preparing the Portfolio regulatory filings;
—	for the purpose of due diligence regarding a merger or acquisition;
—	to a new adviser or sub-adviser prior to the commencement of its management of a Portfolio;
—	to rating and ranking agencies such as Bloomberg, Morningstar, Lipper, and S&P, such agencies may receive more data from the Portfolios than is posted on the Portfolios’ website;
—	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;
—

to service providers, on a daily basis, in connection with their providing services benefiting a Portfolio, such as, but not limited to, the provisions of analytics for securities lending oversight and reporting, proxy voting, or class action services providers;

—	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders;
—	to certain wrap fee programs, on a weekly basis, on the first business day following the previous calendar week; or
—

to a third party who acts as a “consultant” and supplies the consultant’s analysis of holdings (but not actual holdings) to the consultant’s clients (including sponsors of retirement plans or their consultants) or who provides regular analysis of fund portfolios. The types, frequency and timing of disclosure to such parties vary depending upon information requested.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding a Portfolio’s portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of a Portfolio’s shareholders, on the one hand, and those of the Portfolio’s adviser, sub-adviser, principal underwriter, or any affiliated person of the Portfolios, their adviser, or their principal underwriter, on the other. Such Policies authorize a Portfolio’s administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

Each Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s full portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
The Bank of New York Mellon	Credit approval process for ING Funds Line of Credit	As requested	None
Institutional Shareholder Services Inc., a subsidiary of MSCI Inc.	Proxy Voting Services	Daily	None
Institutional Shareholder Services Inc., a subsidiary of MSCI Inc.	Class Action Services	Monthly	10 Days
Charles River Development	Compliance	Daily	None
Coates Analytics, a Division of Albridge Solutions, Inc. and an indirect wholly-owned subsidiary of the Bank of New York Mellon	Provision of Analytics for Oversight and Reporting of Securities Lending	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving the Portfolios will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of Massachusetts. The Board governs the Portfolios and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolios, and review each Portfolio’s performance.

Set forth in the table below is information about each Trustee:

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Board Positions Held by Trustee
Independent Trustees
Colleen D. Baldwin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 52	Trustee	November 2007 - Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 - Present).	142	None.
John V. Boyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	January 2005 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	142	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	January 2006 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	142	Wisconsin Energy Corp. (June 2006 – Present) and The Royce Funds, 35 funds (December 2009 – Present).
Peter S. Drotch 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	November 2007 - Present	Retired.	142	First Marblehead Corporation (September 2003 – Present).
J. Michael Earley 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 – Present	Retired. Formerly, Banking President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 – December 2008).	142	None.
Patrick W. Kenny 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	January 2005 – Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 – June 2009).	142	Assured Guaranty Ltd. (April 2004 – Present).
Sheryl K. Pressler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	142	Stillwater Mining Company (April 2002 – Present).
Roger B. Vincent 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 67	Chairperson and Trustee	February 2002 – Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989 – August 2011).	142	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Board Positions Held by Trustee
Trustees who are “Interested Persons”
Robert W. Crispin (3) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	November 2007 - Present	Retired.	142	Intact Financial Corporation (December 2004 – Present) and PFM Group (November 2010 – Present).
Shaun P. Mathews[3] 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 57	Trustee	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC (5) (November 2006 – Present).	176	ING Capital Corporation, LLC (December 2005 – Present).

(1)

Subject to the Board’s retirement policy,Trustees serve until their successors are duly elected and qualified. The Board’s retirement policy states that each duly elected and appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, as amended (“Independent Trustee”), shall retire from service as a Trustee at the close of business on December 31 of the calendar year in which the Trustee reaches the age of 73. A majority vote of the Board may extend the retirement date of a Trustee if such retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)

Except for Mr. Mathews and for the purposes of this table, “ ING Fund Complex” means the following investment companies: ING Asia Pacific High Divided Equity Income Fund; ING Emerging Markets High Dividend Equity Fund; ING Emerging Markets Local Bond Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Strategic Income Fund; ING Infrastructure, Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Short Duration High Income Fund; ING Variable Insurance Trust; and ING Variable Products Trust. Mr. Mathews is also Trustee/Director of the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc., ING Variable Funds; and ING Variable Portfolios, Inc. The number of Funds in the ING Fund Complex is as of March 31, 2013.

(3)

Messrs. Crispin and Mathews are deemed “interested persons” of the Trust as defined in the Investment Company Act of 1940, with ING Groep, N.V., the parent corporation of the investment adviser, ING Investments, LLC, and the distributor, ING Investments Distributor, LLC.

Set forth in the table below is information about each Officer:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 57	President and Chief Executive Officer	November 2006 – Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present).
Michael J. Roland 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 54	Executive Vice President	April 2002 – Present	Managing Director and Chief Operation Officer, ING Investments, LLC and ING Funds Services, LLC (April 2012 – Present) and Chief Compliance Officer of Directed Services LLC and ING Investments, LLC (March 2011 – April 2012). Formerly, Executive Vice President and Chief Operating Officer, ING Investments, LLC and ING Funds Services, LLC (January 2007 – April 2012); and Chief Compliance Officer, ING Funds (March 2011 – February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 62	Executive Vice President Chief Investment Risk Officer	November 1999 – Present September 2009 – Present	Executive Vice President, ING Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC (January 2003 – Present).
Kevin M. Gleason 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 46	Chief Compliance Officer	February 2012 - Present	Senior Vice President, ING Investments, LLC (February 2012 – Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company, (June 2004 – January 2012).
Todd Modic 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 45	Senior Vice President, Chief/ Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC (March 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 48	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC (October 2003 – Present).
Julius Drelick 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	July 2012 – Present	Senior Vice President – Fund Compliance, ING Investment Funds Services, LLC (June 2012 – Present). Formerly, Vice President – Platform Product Management and Project Management, ING Investments, LLC (April 2007 – June 2012).
Robert Terris 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 42	Senior Vice President	May 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC (January 2006 – Present).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Fred Bedoya 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	September 2012 – Present	Vice President, ING Funds Services, LLC (March 2012 – Present). Formerly, Assistant Vice President – Director, ING Funds Services, LLC (March 2003 – March 2012).
Robyn L. Ichilov 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	November 1999 – Present	Vice President and Treasurer, ING Funds Services, LLC (November 1995 – Present) and ING Investments, LLC (August 1997 – Present). Formerly, Treasurer, ING Funds (November 1999 – February 2012).
Maria M. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 54	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	February 2003 – Present	Vice President, ING Investments, LLC and ING Funds Services, LLC (February 1996 – Present); Director of Compliance, ING Investments, LLC (October 2004 – Present); and Vice President and Money Laundering Reporting Officer, ING Investments Distributor, LLC (April 2010 – Present). Formerly, Chief Compliance Officer, ING Investments Distributor, LLC (August 1995 – April 2010).
Jason Kadavy 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 37	Vice President	September 2012 – Present	Vice President, ING Funds Services, LLC (July 2007 – Present).
Kimberly K. Springer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 55	Vice President	March 2006 – Present	Vice President, Platform Product Management and Product Management; ING Investments, LLC (July 2012 – Present); Vice President, ING Investment Management – ING Funds (March 2010 – Present); and Vice President, ING Funds Services, LLC (March 2006 – Present). Formerly, Managing Paralegal, Registration Statements (June 2003 – July 2012).
Craig Wheeler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 44	Assistant Vice President	May 2008 – Present	Vice President – Director of Tax, ING Funds, LLC. Formerly, Assistant Vice President – Director of Tax, ING Funds Services, LLC (March 2008 – March 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 49	Secretary	August 2003 – Present	Senior Vice President and Chief Counsel, ING Investment Management – ING Funds (March 2010 – Present). Formerly, Chief Counsel, ING Americas, U.S. Legal Services (October 2003 – March 2010).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Paul A. Caldarelli 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 61	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, ING Investment Management – ING Funds (March 2010 – Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – March 2010).
Theresa K. Kelety 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 Age: 50	Assistant Secretary	August 2003 – Present	Vice President and Senior Counsel, ING Investment Management – ING Funds (March 2010 – Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 – March 2010).

(1)	The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

The Board of Trustees

The Trust and each Portfolio is governed by the Trust’s Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Trust and the Portfolios to the Trust’s officers and to various service providers that have been contractually retained to provide such day-to-day services. The ING entities that render services to the Portfolios do so pursuant to contracts that have been approved by the Board. The Trustees are experienced executives who, among other duties, oversee each Portfolio’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s investment performance.

The Board Leadership Structure and Related Matters

The Board is currently comprised of ten (10) members, eight (8) of whom are independent or disinterested persons, which means that they are not “interested persons” of the Portfolios as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”). The Trust is one of 18 registered investment companies (with a total of approximately 142 separate series) and all of the Trustees serve as members of, as applicable, each investment company’s Board of Trustees or Board of Directors. The Board employs substantially the same leadership structure with respect to each of these investment companies.

One of the Independent Trustees, currently Roger B. Vincent, serves as the Chairman of the Board of the Trust. The responsibilities of the Board Chairman include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Trustees, officers of the Trust, management personnel and legal counsel to the Independent Trustees; and such other duties as the Board periodically may determine. Mr. Vincent holds no position with any firm that is a sponsor of the Trust.

The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six of these regular meetings consist of sessions held over a two-day period and two of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to their next regular meetings.

The Board believes that its leadership structure is an effective means of empowering the Trustees to perform their fiduciary and other duties. For example, the Board’s committee structure facilitates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.

Board Committees

Audit Committee.    The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and accounting controls, and meeting with management concerning these matters, internal audit activities and other matters. The Audit Committee currently consists of four (4) Independent Trustees. The following Trustees currently serve as members of the Audit Committee: Ms. Baldwin and Messrs. Boyer, Drotch, and Earley. Mr. Earley currently serves as Chairperson of the Audit Committee. Ms. Baldwin and Messrs. Drotch and Earley have each been designated as an Audit Committee Financial Expert under the Sarbanes-Oxley Act. The Audit Committee, which currently meets regularly four (4) times per year, held six (6) meetings during the fiscal year ended December 31, 2012.

Compliance Committee.    The Board has established a Compliance Committee for the purpose of, among other things: (i) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios; (ii) facilitating information flow among Board members and the CCO between Board meetings; (iii) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (iv) coordinating CCO oversight activities with other ING Fund boards; (v) making recommendations regarding the role, performance and oversight of the CCO; (vi) overseeing the implementation of the Portfolios’ valuation procedures and the fair value determinations made with respect to securities held by the Portfolios for which market value quotations are not readily available; (vii) overseeing management’s administration of proxy voting; and (viii) overseeing the effectiveness of brokerage usage by the Trust’s adviser or sub-adviser, as applicable, and compliance with regulations regarding the allocation of brokerage for services. The Compliance Committee currently consists of four (4) Independent Trustees: Mses. Chadwick and Pressler and Messrs. Kenny and Vincent. Mr. Kenny currently serves as Chairperson of the Compliance Committee. The Compliance Committee, which currently meets regularly four (4) times per year, held five (5) meetings during the fiscal year ended December 31, 2012.

Contracts Committee.    The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios. The responsibilities of the Contracts Committee include, among other things: (i) identifying the scope and format of information to be provided by services providers in connection with applicable contract approvals or renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; (vi) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Trustees; and (vii) otherwise providing assistance in connection with Board decisions to renew, reject or modify agreements or plans. The Contracts Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Drotch, and Vincent. Ms. Pressler currently serves as Chairperson of the Contracts Committee. The Contracts Committee, which currently meets regularly seven (7) times per year, held nine (9) meetings during the fiscal year ended December 31, 2012.

Investment Review Committees.    The Board has established two Investment Review Committees for all of the fund to, among others things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to investment management activities performed by the adviser and sub-advisers on behalf of the Portfolios, and to review and make recommendations regarding proposals by management to retain new or additional sub-advisers for a Portfolio. The Investment Review Committee for the International/Balanced/Fixed-Income Funds (the “I/B/F IRC”) monitors ING International Value Portfolio. The Investment Review Committee for the Domestic Equity Funds (the “DE IRC”) monitors ING MidCap Opportunities Portfolio and ING SmallCap Opportunities Portfolio. Each committee is described below:

The DE IRC currently consists of four (4) Independent Trustees. The following Trustees serve as members of the DE IRC: Ms. Chadwick and Messrs. Earley, Kenny and Vincent. Ms. Chadwick currently serves as Chairperson of the Investment Review Committee for the DE IRC. The DE IRC, which currently meets regularly six (6) times per year, held six (6) meetings during the fiscal year ended December 31, 2012.

The I/B/F IRC currently consists of four (4) Independent Trustees and two (2) Trustees who are “interested persons” as defined by the 1940 Act. The following Trustees serve as members of the IBF IRC: Mses. Baldwin and Pressler and Messrs. Boyer, Crispin, Drotch and, Mathews. Mr. Boyer currently serves as Chairperson of the I/B/F IRC. The I/B/F IRC, which currently meets regularly six (6) times per year, held six (6) meetings during the fiscal year ended December 31, 2012.

Nominating and Governance Committee.    The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Trustees and recommending changes to the size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and, and if appropriate, recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Trustees; (vii) overseeing the Board’s annual self-evaluation process; (viii) developing (with assistance from management) of an annual meeting calendar for the Board and its committees; and (ix) overseeing actions to facilitate attendance by Independent Trustees at relevant educational seminars and similar programs.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies initially as potential candidates. A shareholder nominee for Trustee should be submitted in writing to the Trust’s Secretary at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. Any such shareholder nomination should include at least the following information as to each individual proposed for nominations as Trustee: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees. The Following Trustees serve as members of the Nominating and Governance Committee: Mses. Baldwin and Chadwick and Messrs. Kenny and Vincent. Ms. Baldwin currently serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee, which currently meets regularly four (4) times per year, held two (2) meetings during the fiscal year ended December 31, 2012.

The Board’s Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the Portfolios is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for the Portfolios. In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Portfolios or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Portfolios. In general, these risks include, among others, investment risks, credit risks, liquidity risks, valuation risks, operational risks, reputational risks, regulatory risks, risks related to potential legislative changes and the risk of conflicts of interest affecting ING affiliates in managing the Portfolios. The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Portfolios. In addition, many service providers to the Portfolios have adopted their own policies, procedures and controls designed to address particular risks to the Portfolios. The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to and developments relating to the effectiveness of these policies and procedures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the Trust, including the CCOs for the Trust and its investment adviser and the Trust’s Chief Investment Risk Officer (“CIRO”), and from other service providers. For example, management personnel and the other persons make regular reports and presentations to: (i) the Compliance Committee regarding compliance with regulatory requirements; (ii) the Investment Review Committees regarding investment activities and strategies that may pose particular risks; (iii) the Audit Committee with respect to financial reporting controls and internal audit activities; (iv) the Nominating and Governance Committee regarding corporate governance and best practice developments; and (v) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Trust. The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers. Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Portfolio’s portfolio managers. Although the IRD works closely with management of the Trust in performing its duties, the CIRO is directly accountable to and maintains an ongoing dialogue with the Independent Trustees.

Qualifications of the Trustees

The Board believes that each of the Trustees is qualified to serve as a Trustee of the Trust based on its review of the experience, qualifications, attributes and skills of each Trustee. The Board bases this conclusion on its consideration of various criteria, no one of which is controlling. Among others, the Board has considered the following factors with respect to each Trustee: strong character and high integrity; an ability to review, evaluate, analyze and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory or other skills that would be relevant to the performance of a Trustee’s duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors/trustees of other public companies; educational background and professional training; prior experience serving on the Board of Trustees of the Trust, as well as the boards of other investment companies in the ING Fund Complex and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.

Information indicating certain of the specific experience and qualifications of each Trustee relevant to the Board’s belief that the Trustee should serve in this capacity is provided in the table above in the section entitled “Information Regarding Individual Board Members of the Trust.” That table includes, for each Trustee, positions held with the Trust, the length of such service, principal occupations during the past five years, the number of series within the ING Funds Complex for which the Trustee serves as a Board member and certain directorships held during the past five years. Set forth below are certain additional specific experiences, qualifications, attributes or skills that the Board believes support a conclusion that each Trustee should serve as a Board member in light of the Trust’s business and structure.

Colleen D. Baldwin has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2007. She also has served as the Chairperson of the Board’s Nominating and Governance Committee since 2009. Ms. Baldwin has been President of Glantuam Partners, LLC, a business consulting firm, since 2009. Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994). In addition to her undergraduate degree, Ms. Baldwin has an MBA degree from Pace University.

John V. Boyer has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2005. He also has served as Chairperson of the Trust’s I/B/F IRC since 2006 and, prior to that, as Chairperson of the Trust’s Compliance Committee. Since 2008, Mr. Boyer has been President of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment portfolio. Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment portfolios. He also served as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2005). In addition to his undergraduate degree, Mr. Boyer has an MFA degree from Princeton University.

Patricia W. Chadwick has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2006. She also has served as Chairperson of the Trust’s DE IRC since 2007. Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy. She also is a trustee of The Royce Fund (35 funds) (since 2009) and a director of Wisconsin Energy Corp. (since 2006) and AMICA Mutual Insurance Company (since 1992). Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments and foundations, as well as management responsibilities for an asset management business.

Robert W. Crispin has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2007. He formerly served as Chairman and Chief Executive Officer of ING Investment Management Co. LLC (2001-2007), an investment sub-adviser to many of the funds in the ING Fund Complex, and in other senior positions in financial service firms.

Peter S. Drotch has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2007. Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s asset management practice group and acquired extensive experience with respect to audits and other financial matters relating to registered investment companies. Since his retirement, he also has served on the boards of registered investment companies in other fund complexes (the State Street Research Funds and BlackRock Funds) from 2005 to 2007 and as a consultant with respect to investment company regulatory compliance matters. In addition to his undergraduate degree, Mr. Drotch is a Certified Public Accountant.

J. Michael Earley has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2002. He also has served as Chairperson of the Trust’s Audit Committee since 2003. Mr. Earley retired in 2008 as President and Chief Executive Officer of Bankers Trust Company, N.A. (Des Moines, Iowa), where he had worked since 1992. He also has served on the boards of directors of that company (1992-2009) and of Midamerica Financial Corporation (2002-2009), and as a board member of certain predecessor mutual funds of the ING Fund Complex (1997-2002). In addition to his undergraduate degree, Mr. Earley has a JD degree from the University of Iowa.

Patrick W. Kenny has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2005. He also has served as the Chairperson of the Trust’s Compliance Committee since 2006. He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG (accounting firm). Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the ING Fund Complex (2002-2005). In addition to his undergraduate degree, Mr. Kenny has an MS degree from the University of Missouri and is a Certified Public Accountant.

Shaun P. Mathews has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2007. He also is President and Chief Executive Officer of ING Investments, LLC (2006 to present). Mr. Mathews previously served as President of ING Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business.

Sheryl K. Pressler has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2006. She also has served as Chairperson of the Trust’s Contracts Committee since 2007. Ms. Pressler has served as a consultant on financial matters since 2001. Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer). In addition to her undergraduate degree, Ms. Pressler has an MBA degree from Washington University.

Roger B. Vincent has been a Trustee of the Trust and a board member of other investment companies in the ING Fund Complex since 2002. He also has served as Chairman of the Board of Trustees since 2007 and he previously served as Chairperson of the Contracts Committee and the DE IRC. Mr. Vincent is a Director of UGI Corporation and UGI Utilities, Inc. (since 2006) and recently retired as President of Springwell Corporation (a corporate finance firm). He previously worked for 20 years at Bankers Trust Company. He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000) and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the ING Fund Complex (1994-2002). Mr. Vincent is a frequent speaker or panelist at mutual fund industry conferences and seminars. In addition to his undergraduate degree, Mr. Vincent has an MBA degree from Harvard University.

Trustee Ownership of Securities

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds in the ING Fund Complex at all times (“Ownership Policy”). For this purpose beneficial ownership of ING Fund shares includes in addition to direct ownership of ING Fund shares, ownership of a Variable Contract whose proceeds are invested in an ING Fund within the ING Fund Complex, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated ING Funds within the ING Fund Complex.

Under this Ownership Policy, the initial value of investments in the ING Fund Complex that are beneficially owned by a Trustee must equal at least $100,000. The Ownership Policy provides that a new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, after becoming a Trustee. A decline in the value of any ING Fund investments will not cause a Trustee to have to make any additional investments under this Ownership Policy. As of December 31, 2012, all independent Trustees were in compliance with the Ownership Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Ownership Policy are subject to: (i) policies applied by the mutual funds of the ING Fund Complex to other similar investors, that are designed to prevent inappropriate market timing trading practices; and (ii) any provisions of the ING Funds’ Code of Ethics that otherwise apply to the Trustees.

Set forth in the table below is information regarding each Trustee’s ownership of equity securities of the Portfolios overseen by the Trustees and the aggregate holdings of shares of equity securities of all registered investment companies overseen by the Trustees for the calendar year ended December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in:			Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	International Value	MidCap Opportunities	SmallCap Opportunities
Independent Trustees
Colleen D. Baldwin	None	None	None	Over $100,000[1]
John V. Boyer	None	None	None	Over $100,000 $10,001 - $50,000[1]
Patricia W. Chadwick	None	None	None	Over $100,000
Peter S. Drotch	None	None	None	Over $100,000
J. Michael Earley	None	$10,001 - $50,000	None	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in:			Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	International Value	MidCap Opportunities	SmallCap Opportunities
Patrick W. Kenny	None	None	None	Over $100,000 Over $100,000[1]
Sheryl K. Pressler	None	None	None	Over $100,000[1]
Roger B. Vincent	None	None	None	Over $100,000 Over $100,000[1]
Interested Persons
Robert W. Crispin	None	None	None	None
Shaun P. Mathews	None	None	$10,001 - $50,000 $10,001 - $50,000[1]	Over $100,000 $50,001 - $100,000[1]

1	Held in a Deferred Compensation account.

Independent Trustee Ownership of Securities of the Adviser, Underwriter, and their Affiliates

Set forth in the table below is information regarding each Independent Trustee’s (and his immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2012.

Name of Trustee	Name of Owners and Relationship to Trustee	Trust	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

Trustee Compensation

Each Trustee is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee meetings attended. Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The current fee schedule consists of an annual retainer, compensation for Board and Committee Chairpersons and additional compensation for attendance at regularly scheduled meetings. The Board may from time to time designate other meetings as subject to compensation.

Each Portfolio pays each Director who is not an interested person of a Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $80,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer, and Kenny as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000, and $25,000, respectively; (iv) $10,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, and two (2) annual contract review meetings); and (v) out-of-pocket expenses. The Board at its discretion may from time to time designate other special meetings as subject to an attendance fee in the amount of $5,000 for in-person meetings and $2,500 for special telephonic meetings.

The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the adviser or its affiliate for which the Trustees serve in common as Trustees.

Future Compensation Payment

Each non-interested Trustee who was a Trustee on or before May 9, 2007, and who will have served as a non-interested Trustee for five or more years for one or more ING Funds is entitled to a future payment (“Future Payment”), if such Trustee: (i) retires in accordance with the Board’s retirement policy; (ii) dies; or (iii) becomes disabled. The Future Payment shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability if the Trustee had served as Trustee for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Trustee (as compared to five years) as of May 9, 2007. The annual compensation determination shall be based upon the annual Board membership retainer fee in effect at the time of that Trustee’s retirement, death or disability (but not any separate annual retainer fees for chairpersons of committees and of the Board), provided that the annual compensation used for this purpose shall not exceed the annual retainer fees as of May 9, 2007. This amount shall be paid by the ING Fund or ING Funds on whose Board the Trustee was serving at the time of his or her retirement, death or disability. Each applicable Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments.

Compensation Table

The following table sets forth information provided by the Portfolios’ adviser regarding compensation of Trustees by each Portfolio and other funds managed by the Adviser and its affiliates for the fiscal year ended December 31, 2012. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by the adviser or its affiliates.

Name of Trustee	Aggregate Compensation From Portfolio			Total Compensation From Registrant and ING Fund Complex Paid to Trustee[1,2]
	ING International Value	ING MidCap Opportunities	ING SmallCap Opportunities
Colleen D. Baldwin	$545	$4,372	$832	$314,000
John V. Boyer [3]	$558	$4,473	$852	$321,500
Patricia W. Chadwick	$558	$4,473	$852	$321,500
Robert W. Crispin[4]	N/A	N/A	N/A	N/A
Peter S. Drotch	$502	$4,023	$766	$289,000
J. Michael Early	$545	$4,372	$832	$314,000
Patrick W. Kenny [3]	$550	$4,403	$839	$316,500
Shaun P. Mathews[4]	N/A	N/A	N/A	N/A
Sheryl K Pressler	$619	$4,961	$945	$356,500
Roger B. Vincent	$645	$5,170	$985	$371,500

1	Represents compensation from 147 funds (total in the ING Fund Complex as of December 31, 2012).
2	Trustee compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.

3	During the fiscal year ended December 31, 2012, John Boyer and Patrick Kenny deferred $20,000 and $79,125, respectively, of their compensation from the ING Fund Complex.
4	“Interested persons,” as defined in the 1940 Act, of the Trust because of their affiliation with ING Groep, the parent corporation of the adviser and the distributor. Officers and Trustees who are interested persons do not receive any compensation from the funds in the ING Fund Complex.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take actions regarding a Portfolio without the consent or approval of shareholders.

Shares of the Portfolios are owned by insurance companies as depositors of Separate Accounts which are used to fund Variable Contracts, to Qualified Plans outside the Separate Account context, to investment advisers and their affiliates, and to other investment companies.

As of April 2, 2013, the Trustees and officers of the Company as a group owned less than 1% of the outstanding shares of the Portfolios.

As of April 2, 2013, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolios, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Portfolio	Variable Contract/Qualified Plan Name and Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING International Value	ING Life Insurance & Annuity CO ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	ADV	99.49%	81.99%
ING International Value	Reliastar Life Insurance Company FBO Select Life 1 RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	I	13.36%	12.51%
ING International Value	ING Life Insurance & Annuity CO Aces Separate Account B ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	I	86.31%	81.99%
ING International Value	ING USA Annuity & Life Insurance Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	S	90.43%	5.01%
ING International Value	Reliastar Life Insurance Company of New York 151 Farmington Ave TN41 Hartford, Ct 06156-0001	S	6.68%	0.49%
ING International Value	Reliastar Life Insurance Company One Orange Way Windsor, CT 06095-0001	S2	100.00%	12.51%
ING MidCap Opportunities	ING National Trust One Orange Way Windsor, CT 06095	ADV	57.47%	8.16%
ING MidCap Opportunities	ING Life Insurance & Annuity CO ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	ADV	42.49%	24.23%
ING MidCap Opportunities	ING Solution 2025 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	I	10.07%	4.90%

Portfolio	Variable Contract/Qualified Plan Name and Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING MidCap Opportunities	ING Solution 2035 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	I	8.78%	4.27%
ING MidCap Opportunities	ING Solution 2045 Portfolio ATTN Carneen Stokes 7337 East Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	I	6.26%	3.05%
ING MidCap Opportunities	MAC & CO Mutual Funds OPS-TC PO Box 3198 Pittsburgh, PA 15230-3198	I	8.99%	9.97%
ING MidCap Opportunities	Reliastar Life Insurance Company FBO Select III Non Qualified RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	I	5.36%	2.61%
ING MidCap Opportunities	ING Life Insurance & Annuity CO Aces Separate Account B ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	I	33.84%	24.23%
ING MidCap Opportunities	ING USA Annuity & Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	S	87.04%	37.47%
ING MidCap Opportunities	ING Life Insurance & Annuity CO Aces Separate Account B ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	S	9.04%	24.23%
ING MidCap Opportunities	ING Life Insurance & Annuity CO ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	S2	95.81%	24.23%
ING SmallCap Opportunities	ING National Trust One Orange Way Windsor, CT 06095	ADV	67.61%	18.64%
ING SmallCap Opportunities	ING Life Insurance & Annuity CO ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	ADV	32.16%	38.72%
ING SmallCap Opportunities	Reliastar Life Insurance Company FBO Select Life 1 RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	I	24.65%	14.62%
ING SmallCap Opportunities	ING National Trust FBO The ING Plans One Orange Way Windsor, CT 06095	I	16.95%	18.64%
ING SmallCap Opportunities	ING Life Insurance & Annuity CO Aces Separate Account B ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	I	51.76%	38.72%
ING SmallCap Opportunities	ING USA Annuity & Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	S	80.23%	24.65%

Portfolio	Variable Contract/Qualified Plan Name and Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
ING SmallCap Opportunities	ING National Trust One Orange Way Windsor, CT 06095	S	6.49%	18.64%
ING SmallCap Opportunities	ING Life Insurance & Annuity CO Aces Separate Account B ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	S	12.22%	38.72%
ING SmallCap Opportunities	ING Life Insurance & Annuity CO ATTN Valuation Unit One Orange Way B3N Windsor, CT 06095	S2	100.00%	38.72%

CODE OF ETHICS

The Portfolios, the adviser, and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) in accordance with Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by a Portfolio or of Portfolio shares. The Code of Ethics also allows trades to be made in securities that may be held by a Portfolio: however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Trust’s Compliance Department and to report all transactions on a regular basis. The sub-adviser has adopted its own Codes of Ethics to govern the personal trading activities of their personnel. Information about these codes of ethics may be obtained by calling the SEC’s Public Reference Room at 1-202-942-8090. Copies of the Codes of Ethics may also be obtained on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The proxy voting procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of the Portfolios’ proxy voting procedures. A copy of the proxy voting procedures of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through ING’s website at www.INGInvestment.com or by accessing the SEC’s EDGAR database at www.sec.gov.

ADVISER

The adviser for each Portfolio is ING Investments, LLC (“Adviser” or “ING Investments” ) which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Portfolio’s portfolio subject to delegation of certain responsibilities to other investment advisers. ING Investment Management Co. LLC (“Sub-Adviser” or “ING IM”) serves as Sub-Adviser to the Portfolios. The Adviser and the Sub-Adviser are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this SAI, ING U.S. is a wholly-owned subsidiary of ING Groep. ING Groep is a global financial institution of Dutch origin with operations in more than 40 countries. The principal executive offices of ING U.S. are located at 5780 Powers Ferry Road N.S., Atlanta, GA 30327-4390 and the principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, The Netherlands. The principal executive offices of ING Investments is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

On March 1, 2002, the name of the Adviser changed from “ING Pilgrim Investments, LLC” to “ING Investments, LLC.” On February 26, 2001, the name of the Adviser changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.”

The Adviser serves pursuant to an investment advisory agreement between the Adviser and the Trust (“Investment Advisory Agreement”), on behalf of the Portfolios. The Investment Advisory Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (“Sub-Advisory Agreement”), the Adviser has delegated management responsibilities to the Sub-Adviser for each of the Portfolios. The Adviser oversees the investment management of the Sub-Adviser for the Portfolios.

The Advisory Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio’s assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis. The Advisory Agreement provides that the Adviser is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

Prior to August 1, 2003, the Portfolios were directly managed by ING Investments. ING Investments undertook an internal reorganization that, among other things, integrated its portfolio management professionals across the United States under a common management structure known as ING Investment Management Americas, which includes ING IM. On August 1, 2003, ING IM became the Sub-Adviser to the Portfolios. One of the primary purposes of the integration plan was to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions of the Portfolios. As a result of this integration plan, the operational and supervisory functions of each Portfolio’s Investment Advisory Agreement was separated from the portfolio management functions related to the Portfolios, with the former continuing to be provided by the Adviser and the latter provided by the Sub-Adviser. The portfolio management personnel for the Portfolios did not change as a result of this internal reorganization.

After an initial two years, the Investment Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a “majority” (as defined in the 1940 Act) of a Portfolio’s outstanding shares voting as a single class and provided such continuance is also approved by at least a majority of the Board who are not “interested persons” (as that term is defined in the 1940 Act) of the Adviser by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty by: (1) the Trust; (ii) a majority vote of the Trustees; (iii) the vote of a majority vote of the outstanding voting securities of that Portfolio on sixty (60) days’ prior written notice to the Adviser; or (iv) the Adviser on sixty (60) days’ written notice to the Trust. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Approval of Advisory Agreement

For information regarding the basis for the Board’s approval of the investment advisory agreement for each Portfolio, please refer to the Portfolios’ annual shareholder report dated December 31, 2012.

ING Groep Restructuring

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). Following an IPO, ING Groep would likely continue to own a majority of the common stock of ING U.S. Subsequent to an IPO, ING Groep would likely sell its controlling ownership interest in ING U.S. over time. While the base case for the Separation Plan is the IPO, all options remain open and it is possible that ING Groep’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers. Notwithstanding the filing of the Form S-1, there can be no assurance that the IPO will occur.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

Advisory Fees

The Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. As compensation for its services under the Investment Advisory Agreement, each Portfolio pays the Adviser, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio	Annual Advisory Fee
ING International Value

0.80% on the first $250 million of the Portfolio’s average daily net assets;

0.75% on the next $500 million of the Portfolio’s average daily net assets; and

0.70% of the Portfolio’s average daily net assets in excess of $750 million.

ING MidCap Opportunities

0.75% on the first $250 million of the Portfolio’s average daily net assets;

0.70% on the next $400 million of the Portfolio’s average daily net assets;

0.65% on the next $450 million of the Portfolio’s average daily net assets; and

0.60% of the Portfolio’s average daily net assets in excess of $1.1 billion.

ING SmallCap Opportunities

0.75% on the first $250 million of the Portfolio’s average daily net assets;

0.70% on the next $250 million of the Portfolio’s average daily net assets;

0.65% on the next $250 million of the Portfolio’s average daily net assets;

0.60% on the next $250 million of the Portfolio’s average daily net assets; and

0.55% on the Portfolio’s average daily net assets in excess of $1 billion.

Expense Limitation Agreement

The Adviser has entered into a written expense limitation agreement with the Portfolios (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to waive or limit its fees. In connection with the Expense Limitation Agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolios (which excludes interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-

related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Trust’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser) do not exceed the limits set forth below of a Portfolio’s average daily net assets, subject to possible recoupment by the Adviser.

Portfolio	Class ADV	Class I	Class S	Class S2
ING International Value	1.50%	1.00%	1.20%	N/A
ING MidCap Opportunities[1]	1.40%	0.90%	1.10%	1.30%
ING SmallCap Opportunities	1.42%	0.92%	1.17%	1.32%

1

The Adviser is contractually obligated to further limit the Portfolio’s expenses to 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S, and Class S2 shares, excluding interest, taxes, brokerage commissions, extra ordinary expenses and acquired fund fees and expenses, respectively through May 2, 2014. There is no guarantee the additional expense limit will continue after May 2, 2014. Any fees waived pursuant to this expense limit shall be eligible for recoupment. The additional expense limit will continue only if the Adviser elects to renew it.

Each Portfolio may at a later date reimburse the Adviser for management fees waived or reduced and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The Expense Limitation Agreement provides that these expense limitations shall continue until May 1, 2014. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice to the Trust of the termination of the Expense Limitation Agreement to the Independent Chairman of the Board within ninety (90) days of the end of the then-current term or upon termination of the Investment Advisory Agreement. The Expense Limitation Agreement also may be terminated by the Trust, without payment of any penalty, upon written notice to the Adviser at its principal place of business within ninety (90) days’ of the end of the then-current term for a Portfolio.

Total Advisory Fees Paid

The following table sets forth the total amounts the Portfolios paid to the Adviser for the last three fiscal years ended December 31, 2012, 2011, and 2010:

Portfolio	2012	2011	2010
ING International Value	$1,090,681	$1,634,229	$2,799,015
ING MidCap Opportunities	$7,469,155	$6,416,592	$4,709,695
ING SmallCap Opportunities	$1,553,980	$1,434,025	$1,151,684

SUB-ADVISER

The Investment Advisory Agreement provides that the Adviser, with the approval of the Board, may select and employ an investment adviser to serve as sub-adviser for a Portfolio, shall monitor the sub-adviser’s investment programs and results, and shall coordinate the investment activities of the sub-adviser to ensure compliance with regulatory restrictions. The Adviser has engaged the services of ING IM to provide sub-advisory services to the Portfolios. The Trust, the Adviser, and the Sub-Adviser have entered into a sub-advisory agreement dated August 7, 2001, as amended July 1, 2003, September 1, 2003, December 15, 2006 and September 15, 2007 (“Sub-Advisory Agreement”). The Sub-Adviser, subject to the supervision and control of the Adviser and the Trustees, on behalf of the Portfolios, manages the Portfolios’ investments consistently with the Portfolios’ investment objectives, and executes any of the Portfolios’ investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. The Sub-Adviser’s address is 230 Park Avenue, New York, NY 10169. The Sub-Adviser is an indirect, wholly-owned subsidiary of ING U.S. and an affiliate of the Adviser. The Sub-Advisory Agreement was last approved by the Trustees of the Portfolios on behalf of the Portfolios in November 2011.

The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the sub-adviser and executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio’s NAV; taxes, if any, and the preparation of each Portfolio’s tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolio’s under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Adviser or Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalty by the Adviser, the Trustees, or the shareholders on 60 days’ prior written notice. The Sub-Advisory Agreement may be terminated by the Sub-Adviser upon three (3) months’ written notice unless each Portfolio or the Adviser requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by each Portfolio or the Adviser not to exceed three (3) additional months beyond the initial three-month notice period. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of each Portfolio, or the vote of a majority of the outstanding voting securities of each Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of each Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Approval of the Sub-Advisory Agreement

For information regarding the basis for the Board’s approval of the investment sub-advisory relationship for each Portfolio, please refer to the annual shareholder report dated December 31, 2012.

Manager-of-Managers Structure

On May 24, 2002, the SEC issued an Exemptive Order permitting the Adviser to enter into new investment sub-advisory agreements with a non-affiliated sub-adviser or to materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Trustees), but without shareholder approval. This authority is subject to certain conditions, including: (i) the requirement that the Trustees (including a majority of Independent Trustees) must approve any new or amended sub-advisory agreements with a sub-adviser on behalf of a Portfolio; (ii) the condition that an information statement describing any change in sub-adviser will be provided to shareholders within 90 days of the change; and (iii) a Portfolio’s shareholders have approved the arrangement.

The Adviser remains responsible for providing general management services to each Portfolio, including overall supervisory responsibility for the general management services to each Portfolio, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select, and recommend sub-advisers to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers; and (v) implement procedures that the Adviser believes are reasonably designed to ensure that the sub-advisers comply with a Portfolio’s investment objectives, policies, and restrictions.

The Adviser retains overall responsibility for monitoring the investment program maintained by a Sub-Adviser for compliance with applicable laws and regulations and each Portfolio’s investment objective. In addition, the Adviser will consult with, and assist, the Sub-Adviser in maintaining appropriate policies, procedures, and records and oversee matters relating to promotion, marketing materials, and reports by the Sub-Adviser.

Sub-Advisory Fees

The following table sets forth, expressed as an annual rate, the monthly fee paid by the Adviser to the Sub-Adviser of each Portfolio’s average daily net assets managed during the month.

Portfolio	Sub-Advisory Fee
ING International Value	0.3825% of the Portfolio’s average daily net assets.
ING MidCap Opportunities

0.3375% on the first $250 million of the Portfolio’s average daily net assets;

0.3150% on the next $400 million of the Portfolio’s average daily net assets;

0.2925% on the next $450 million of the Portfolio’s average daily net assets; and 0.2700% on the Portfolio’s average daily net assets in excess of $1.1 billion.

ING SmallCap Opportunities

0.3375% on the first $250 million of the Portfolio’s average daily net assets;

0.3150% on the next $250 million of the Portfolio’s average daily net assets;

0.2925% on the next $250 million of the Portfolio’s average daily net assets;

0.2700% on the next $250 million of the Portfolio’s average daily net assets; and

0.2475% of the Portfolio’s average daily net assets in excess of $1 billion.

Total Sub-Advisory Fees Paid

The following chart sets forth the total amounts paid by the Adviser to the Sub-Adviser for the fiscal years ended December 31, 2012, 2011, and 2010:

Portfolio	2012	2011	2010
ING International Value	$521,482	$776,406	$1,259,555
ING MidCap Opportunities	$3,361,116	$2,887,468	$2,119,523
ING SmallCap Opportunities	$699,291	$645,313	$518,259

Portfolio Managers

All Portfolios

Sub-Adviser: ING IM

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2012:

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Basset	8	$2,676,736,541	3	$474,139,493	11	$1,041,128,426
Jeff Bianchi	5	$5,846,143,392	4	$277,070,711	36	$2,991,698,814
James Hasso	3	$829,638,315	3	$474,139,493	11	$1,041,128,426
Martin Jansen	6	$917,273,675	1	$43,580,207	3	$112,648,020
Kristin Manning	2	$2,078,014,780	2	$170,804,328	1	$183,600,491
Michael Pytosh	8	$6,479,523,082	5	$510,445,664	15	$2,976,240,348
David Rabinowitz	4	$554,079,368	1	$43,580,207	0	$0
Steve Salopek[1]	4	$1,410,068,034	3	$474,139,493	11	$1,041,128,426
Joseph Vultaggio	5	$909,325,038	1	$43,580,207	0	$0

1	One of these accounts with total assets of $128,475,971 has a performance based fee.

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from that of a Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for a Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio, maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, the Sub-Adviser has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. The Sub-Adviser has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation

Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on ING IM performance, one, three and five year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, ING Groep and/or a notional investment in a pre-defined set of ING IM sub-advised Funds.

Portfolio managers are also eligible to receive an annual cash incentive award delivered in part in some combination of cash and a deferred award in the form of ING stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas.

ING IM has defined indices (MSCI EAFE® Index for Martin Jansen, Joseph Vultaggio, and David Rabinowitz as Portfolio Managers to ING International Value Portfolio; the Russell MidCap® Growth Index for Jeff Bianchi, Kristin Manning, and Michael Pytosh as Portfolio Managers for ING MidCap Opportunities Portfolio; and the Russell 2000® Growth Index for Joseph Basset, James Hasso, and Steve Salopek as Portfolio Managers to ING SmallCap Opportunities Portfolio) and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of all accounts’ investments) and revenue-growth for all accounts managed by the team. The results for overall IIM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth).

ING IM’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards;

all senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and ING restricted stock and/or a notional investment in a predefined set of ING IM sub-advised Funds, which is subject to a three-year cliff-vesting schedule.

If a portfolio manager’s fixed base salary compensation exceeds a particular threshold, he or she may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stocks or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Managers Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2012, including investments by his or her immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Portfolio Name	Dollar Range of Portfolio Shares Owned
Joseph Basset	ING SmallCap Opportunities Portfolio	None
Jeff Bianchi	ING MidCap Opportunities Portfolio	None
James Hasso	ING SmallCap Opportunities Portfolio	$10,001 – $50,000
Martin Jansen	ING International Value Portfolio	None
Kristin Manning	NG MidCap Opportunities Portfolio	None
Michael Pytosh	NG MidCap Opportunities Portfolio	None
David Rabinowitz	ING International Value Portfolio	None
Steve Salopek	ING SmallCap Opportunities Portfolio	None
Joseph Vultaggio	ING International Value Portfolio	None

PRINCIPAL UNDERWRITER

Shares of the Portfolio are offered on a continuous basis. The Trust has entered into a distribution agreement with the Distributor (“Distribution Agreement”) pursuant to which the Distributor serves as principal underwriter of the Portfolios. The Distributor is a Delaware limited liability company and is an indirect wholly-owned subsidiary of ING U.S. and an affiliate of the Adviser. The Distributor’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

As principal underwriter for the Portfolios, the Distributor has agreed to use its best efforts to distribute the shares of the Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares.

The Trust shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders. The Distributor does not receive compensation for providing services under the Distribution Agreement.

The Distribution Agreement may be continued from year to year if approved annually by the Trustees or by a vote of holders of a majority of each Portfolio’s shares, and by a vote of a majority of the Trustees who are not “interested persons” of the Distributor, or the Trust, appearing in person at a meeting called for the purpose of approving such Agreement. The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Trustees or the Distributor or by vote of holders of a majority of a Portfolio’s shares without the payment of any penalty.

The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of all the Portfolios, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare.

RULE 12B-1 PLANS

The Trust has distribution and/or shareholder service plans pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) applicable to most classes of shares offered by the Portfolios.

The Portfolios intend to operate the Rule 12b-1 Plans in accordance with their terms and the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in amounts in connection with the offering, sale, and shareholder services of the Class ADV, Class S, and Class S2 shares as a percentage of each Portfolio’s average daily net assets set forth in the following table. The Portfolios do not have a 12b-1 Plan with respect to Class I shares of the Portfolios.

Portfolio	Class ADV	Class S	Class S2
ING International Value	0.50%	0.25%	N/A
ING MidCap Opportunities	0.50%	0.25%	0.50%
ING SmallCap Opportunities	0.50%	0.25%	0.50%

The Trustees have classified shares of each of the Portfolios into four classes: Class ADV shares; Class I shares; Class S shares; and Class S2 shares. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (i) each class has a different designation; (ii) each class of shares bears any expenses attributable to that class; and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class ADV, Class I, Class S, and Class S2 shares have the features described below.

Each class of shares represents interests in the same portfolio of investments of a Portfolio, and shall be identical in all respects, except for the impact of expenses, exchange privileges, the designation of each class of shares of a Portfolio, and any different shareholder services relating to a class of shares. Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board including a majority of the non-interested directors.

The Class ADV and Class S2 shares are not subject to an initial sales charge or contingent deferred sales charges (“CDSC”), but each are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder service fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, CDSC) or Rule 12b-1 distribution fee, but are subject to a shareholder service fee of 0.25% of average daily net assets per annum.

Shareholder Service and Distribution Plans (Class ADV and Class S2 Shares)

Class ADV shares and Class S2 shares of the Portfolios are each subject to a Shareholder Service and Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Shareholder Service and Distribution Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25%, on an annualized basis, of the average daily net assets regardless of expenses of the Class ADV and Class S2 shares of each Portfolio. The Distributor has agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios. The distribution fee waiver will continue through at least May 1, 2014. There is no guarantee that the waiver will continue after that date. The Portfolios will notify their Class S2 shareholders if they intend to pay the Distributor more than 0.15% (not to exceed 0.25% under the current Shareholder Service and Distribution Plan) for Class S2 shares in the future.

The shareholder service fee may be used to compensate securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for servicing shareholder accounts. The distribution fee may be used to cover expenses incurred in promoting the sale of Class ADV and Class S2 shares, including: (i) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (ii) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (iii) overhead and other distribution related expenses; and (iv) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

Shareholder Services Plan (Class S Shares)

Class S shares of each Portfolio are subject to a Shareholder Services Plan (“Plan”). Under the Plan, the Distributor is entitled to use proceeds from the Plan. To pay for services including, but not limited to: teleservicing support in connection with the Portfolios; delivery and responding to inquiries respecting Trust prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract owners’ votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Distributor as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract owners’ interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

Under the terms of the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class S shares. The Distributor has agreed to contractually waive 0.05% of the shareholder services fee for International Value Portfolio and MidCap Opportunities Portfolio through May 1, 2014. There is no guarantee that this waiver will continue after this date. The expenses of the Plan are borne solely by the Class S shares of each Portfolio.

The Plan has been approved by the Board, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan (“Independent Trustees”), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board, including the Independent Trustees. The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Trustees on sixty (60) days’ written notice.

Any material amendments to the Plan must be approved by the Independent Trustees.

All Plans

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Shareholder Service and Distribution Plan and Shareholder Services Plan (the “Plans”) and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

Each Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Trustees. The Plans may not be amended to increase the amount to be spent for the shareholder services provided by the Distributor without shareholder approval. All amendments to the Plans must be approved by the Board in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees upon not more than thirty (30) days notice to any other party to the relevant Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Plans. No other interested person of the Portfolios has a financial interest in the Plans.

In approving the Plans, the Board considered all the features of the distribution system, including: (i) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth; (ii) the services provided to the Portfolios and its shareholders by the Distributor; and (iii) the Distributor’s shareholder distribution-related expenses and costs.

Total Distribution Expenses

The following table sets forth the total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal year ended December 31, 2012. The Distributor in turn re-allocated the fees it received to various affiliated Insurance Companies that offer the Portfolio through Variable Contract or Qualified Plan products.

Distribution Expenses	Class ADV	Class I	Class S	Class S2

ING International Value Portfolio
Advertising	$11	$0	$55	N/A
Printing	$202	$0	$1,048	N/A
Salaries/Commissions	$1,403	$22,707	$3,266	N/A
Broker servicing	$6,058	$7,817	$17,099	N/A

Distribution Expenses	Class ADV	Class I	Class S	Class S2
Miscellaneous	$64	$778	$143	N/A
Total	$7,737	$31,303	$21,611	N/A

ING MidCap Opportunities Portfolio
Advertising	$1,401	$0	$4,106	$148
Printing	$26,621	$0	$78,022	$2,818
Salaries/Commissions	$15,482	$53,081	$27,034	$1,666
Broker servicing	$318,279	$4,419	$1,128,238	$21,935
Miscellaneous	$116	$446	$410	$12
Total	$361,899	$57,947	$1,237,810	$26,580

ING SmallCap Opportunities Portfolio
Advertising	$269	$0	$556	$58
Printing	$5,118	$0	$10,565	$1,104
Salaries/Commissions	$6,490	$22,535	$8,409	$1,239
Broker servicing	$44,878	$5,609	$167,512	$9,005
Miscellaneous	$100	$649	$208	$27
Total	$56,855	$28,793	$187,250	$11,432

Total Shareholder Services Fees Paid

The following table sets forth the total shareholders services and distribution fees the Portfolios paid to the Distributor in connection with the Class ADV shares for the fiscal years ended December 31, 2012, 2011, and 2010.

Portfolio	2012	2011	2010
ING International Value	$5,573	$683	$120
ING MidCap Opportunities	$314,783	$137,106	$24,888
ING SmallCap Opportunities	$43,180	$18,984	$2,624

The following table sets for the total shareholder services fees the Portfolios paid to the Distributor in connection with the Class S shares of the Portfolios for the fiscal years ended December 31, 2012, 2011, and 2010.

Portfolio	2012	2011	2010
ING International Value	$20,020	$24,835	$27,271
ING MidCap Opportunities	$1,125,670	$1,183,844	$923,162
ING SmallCap Opportunities	$165,005	$169,659	$160,170

The following table sets for the total shareholder services and distribution fees the Portfolios paid to the Distributor in connection with the Class S2 shares of the Portfolios for the fiscal years ended December 31, 2012, 2011, and 2010.

Portfolio	2012	2011	2010
ING MidCap Opportunities	$27,062	$11,059	$1,000
ING SmallCap Opportunities	$10,849	$4,892	$302

Shareholders of the Class ADV shares of each Portfolio are generally entitled to exchange those shares at NAV for Class ADV shares of other Portfolios that offer Class ADV shares. Shareholders of the Class ADV shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV shares after the exchange. Shareholders of Class S shares of each Portfolio are generally entitled to exchange those shares at NAV for Class S shares of other Portfolios that offer Class S shares. Shareholders of the Class S2 shares of each Portfolio are generally entitled to exchange those shares at NAV for Class S2 shares of other Portfolios that offer Class S2 shares. Shareholders of the Class S2 shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class S2 shares after the exchange. Shareholders of Class I shares of each Portfolio are generally entitled to exchange those shares at NAV for Class I shares of other Portfolios that offer Class I shares.

The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

EXPENSES

A Portfolio’s assets may decrease or increase within the Portfolio’s fiscal year, and a Portfolio’s operating expense ratios may correspondingly increase or decrease.

In addition to the management fee and other fees described previously, each Portfolio pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with the Adviser. Certain expenses of each Portfolio are generally allocated to the Portfolio, and each class of a Portfolio, in proportion to its pro rata average net assets; provided that expenses that are specific to a class of the Portfolio may be charged directly to that class in accordance with the Portfolios’ Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. The Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class. Certain operating expenses shared by several funds are generally allocated amongst those funds based on average net assets.

ADMINISTRATOR

ING Funds Services, LLC (“Administrator”) serves as administrator for the Portfolios pursuant to an administrative services agreement with the Trust (“Administrative Services Agreement”). The Administrator is an affiliate of the Adviser. The Administrator’s primary address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolios’ business, except for those services performed by the Adviser under the Investment Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent for the Portfolios under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolios from time to time.

According to the Administrative Services Agreement, the Administrator will pay all expenses incurred by it in connection with its activities, except such expenses as are assumed by the Trust under this Agreement, including, without limitation, the expenses of software licensing and similar products used in the preparation of registration statements including prospectuses and statements of additional information, shareholder reports and notices, proxy materials, and other documents filed with governmental agencies. The Administrator acts as liaison among these service providers to the Portfolios. The Administrator is also responsible for monitoring the Portfolios in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolios.

The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Trustees. The Administrative Services Agreement may be terminated by the Board of the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon ninety (90) days’ written notice to the Trust.

Administrative Services Fee

The Administrator receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio. The fee is computed daily and payable monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets.

Total Administrative Services Fees Paid

The following table sets forth the total amounts the Portfolios paid to the Administrator for the fiscal years ended December 31, 2012, 2011, and 2010.

	Administrative Fees
Portfolio	2012	2011	2010
ING International Value	$136,333	$202,980	$329,292
ING MidCap Opportunities	$1,081,135	$917,929	$657,266
ING SmallCap Opportunities	$207,194	$191,202	$153,557

OTHER SERVICE PROVIDERS

Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as Custodian of the Portfolios. The Bank of New York Mellon takes no part in the decisions relating to the purchase or sale of a Portfolio’s portfolio securities.

Independent Registered Public Accounting Firm

KPMG LLP serves as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at Two Financial Center, 60 South Street, Boston, Massachusetts 02111.

Legal Counsel

Legal matters for the Trust are passed upon by Dechert LLP, 1900 K Street, N.W., Washington D.C. 20006.

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 serves as the Transfer Agent and dividend-paying agent for the Portfolios.

PORTFOLIO TRANSACTIONS

The Adviser or the Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for a Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreements. Subject to policies and procedures approved by the Board, the Adviser or the Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where the Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Investment Advisory Agreement with a Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the OTC markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis, when, in the Adviser’s or the Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or the Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or Sub-Adviser Selects Broker-Dealers

The Adviser or the Sub-Adviser has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or the Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or the Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of a Portfolio’s orders, the Adviser or the Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of a Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by a Portfolio. These credits are used to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for a Portfolio, the Adviser, or the Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Adviser or the Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or the Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or the Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or the Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or the Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser or the Sub-Adviser – Research products and services provided to the Adviser or the Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or the Sub-Adviser in connection with that Portfolio or any of the Portfolios. Some of these products and services are also available to the Adviser or the Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to the Sub-Adviser for services provided to the Portfolios. The Adviser’s or the Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker-Dealers that are Affiliated with the Adviser or the Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with ING Groep, the Adviser, or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and FINRA. Under these rules, the Adviser or Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker dealer for portfolio transactions, and neither a Portfolio nor the Adviser or Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares. Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolios will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information About Trading in Fixed-Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or the Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in the Sub-Adviser and investment personnel and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities. This type of change will increase trading costs and the portfolio turnover for the affected Portfolio. The Portfolio, the Adviser, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, reorganization, or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures. The Sub-Adviser may use different methods of allocating the results aggregated trades. The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolios are concerned. However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Total Brokerage Commissions Paid

The following table shows the brokerage commission paid for the fiscal years ended December 31, 2012, 2011, and 2010.

Portfolio	2012	2011	2010
ING International Value	$214,982[1]	$440,365[1]	$1,777,090
ING MidCap Opportunities	$1,744,976[2]	$1,719,978[2]	$1,590,993
ING SmallCap Opportunities	$313,611[1]	$337,698[1]	$398,684

1	The decrease in the brokerage commissions paid by the Portfolio is due to a decrease in trading activity of the Portfolio.
2	The increase in the brokerage commissions paid by the Portfolio is due to an increase in the trading activity of the Portfolio.

During the fiscal years ended December 31, 2012, 2011, and 2010, none of the Portfolios used affiliated brokers to execute portfolio transactions.

During the fiscal year ended December 31, 2012, ING International Value Portfolio and ING SmallCap Opportunities Portfolio acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

The following table sets forth the holdings of securities of such brokers and dealers as of December 31, 2012.

Portfolio	Security Description	Market Value
ING International Value	AXA Group	$2,215,163
	Barclays	$2,504,660
	HSBC	$2,932,682
	Nomura Group	$858,297
ING SmallCap Opportunities	Stifel Nicolaus	$1,897,707

CAPITALIZATION AND VOTING RIGHTS

The authorized capital of the Trust is an unlimited number of shares of beneficial interest with a par value of $0.01 each. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the Trust’s Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Portfolio or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

The Board may classify or reclassify any un-issued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees by written notice to shareholders of such series or class. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.

PURCHASE AND REDEMPTION OF SHARES

For information on purchases and redemptions of shares, see “How to Buy and Sell Shares” in the Trust’s Prospectuses. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Portfolios; or (iv) at any other time when the Portfolios may, under applicable laws and regulations, suspend payment on the redemption of their shares.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAV per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Variable Contract for information on allocation of premiums and on transfers of account value among divisions of the insurance company Separate Accounts that invest in the Portfolios.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by the insurance company to such Portfolio will be invested in the fixed account portfolio or any successor to such Portfolio.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the OTC market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if it sold the instrument. (See “How Shares are Priced” section of the Prospectuses.) The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when OTC market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural, and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of such behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine the closing prices for one or more securities do not represent readily available reliable market quotations at the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by a Portfolio are valued at their last bid price in the case of listed options. If an option does not trade on a particular day, the bid price will be used if a Portfolio is long in the option and the ask price will be used if the Portfolio is short in the option. If either the bid or the ask price is not available, exchange-traded options will be valued using an industry accepted model such as “Black Scholes.” Options that are traded OTC will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior day dealer quotes with the corresponding change in the underlying security or index.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. A Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal income tax considerations generally affecting each Portfolio and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of Variable Contracts must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such Variable Contract.

Qualification as a Regulated Investment Company

Each Portfolio has elected (or will elect) to be taxed and intends to qualify as a RIC under Subchapter M of the Code. As a RIC, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described in this section.

Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the “Income Requirement”).

In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses or of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to foreign currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividend income to the extent of the Portfolio’s current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is “adequately diversified.” A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the U.S. Treasury Regulations. Specifically, the U.S. Treasury Regulations provide that, except as permitted by the “safe harbor” discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, U.S. government securities and securities of other RICs. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the U.S. Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the regulated investment company to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are held only by insurance companies and certain fund managers (a “Closed Fund”).

If the segregated asset account upon which a variable contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods and (b) the holders of such contract must include as ordinary income the “income on the contract” for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally, the excess of: (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year; over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a Variable Contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the U.S. Treasury Department in rulings in which it was determined that Variable Contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your Variable Contract’s proportionate share of the assets of the separate account. You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Under certain circumstances, a Portfolio could cure such a failure and maintain its RIC status. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Excise Tax on Regulated Investment Companies

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

The foregoing is only a general summary of some of the applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the IRS. The Code and these Regulations, as well as the current interpretations thereof, may change at any time. No attempt is made to present a complete explanation of the federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and holders thereof.

Capital Loss Carryforwards

Pursuant to recently enacted legislation, net capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward without expiration. Net capital losses incurred in taxable years beginning on or before December 22, 2010 can be carried forward for eight taxable years.

The following table reflects the capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes, as of December 31, 2012.

Portfolio	Amount	Expiration Dates
ING International Value	$(76,969,718)	2016
	$(104,716,147)	2017
	$(8,802,519)	None
	$(3,846,488)	None
Total	$(194,334,872)
ING MidCap Opportunities	$(61,883)	2015
	$(820,634)	2016
	$(95,470)	2017
Total	$(977,987)*

*	Utilization of these capital losses is subject to annual limitation under Section 382 of the Code.

CALCULATION OF PERFORMANCE DATA

From time to time, the Trust may include the total return of a Portfolio in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the Separate Account to which the Portfolio offers its shares.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of Portfolio expenses (on an annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

For periods prior to the Class S inception date, Class S performance represents the historical performance of Class I shares, adjusted to reflect the Class S shares’ 0.25% service fee. Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The following table sets forth the average annual total returns of each class of the Portfolios for the period ended December 31, 2012. Each Portfolio’s past performance is no guarantee of future results.

Portfolio/Share Class	One Year	Five Year	Ten Year	Since Inception	Inception Date
ING International Value
Class ADV	18.64%	(5.87)%	N/A	(3.01)%	12/29/06
Class I (adjusted for Class ADV shares)	18.64%	(5.91)%	5.85%	-	08/08/97

Portfolio/Share Class	One Year	Five Year	Ten Year	Since Inception	Inception Date
Class I	19.23%	(5.43)%	6.37%	-	08/08/97
Class S	18.90%	(5.52)%	6.15%	-	03/19/02

ING MidCap Opportunities
Class ADV	13.61%	4.89%	N/A	7.99%	12/29/06
Class I (adjusted for Class ADV shares)	13.63%	4.98%	11.00%	-	05/05/00
Class I	14.20%	5.50%	11.53%	-	05/05/00
Class S	13.92%	5.23%	11.29%	-	05/07/01
Class S2	13.79%	N/A	N/A	24.87%	02/27/09
Class I (adjusted for Class S2 shares)	13.74%	5.09%	11.11%	-	05/05/00

ING SmallCap Opportunities
Class ADV	14.63%	N/A	N/A	24.57%	11/20/08
Class I (adjusted for Class ADV shares)	14.60%	5.18%	10.02%	-	05/06/94
Class I	15.18%	5.71%	10.55%	-	05/06/94
Class S	14.95%	5.46%	10.30%	-	05/03/01
Class S2	14.79%	N/A	N/A	25.84%	02/27/09
Class I (adjusted for Class S2 shares)	14.72%	5.28%	10.13%	-	05/06/94

Performance information for the Portfolios may be compared in reports and promotional literature, to: (i) the Morgan Stanley Capital International – Europe, Australasia, and Far East® Index (“MSCI EAFE® Index”), Russell Midcap® Growth Index, Russell Midcap® Index, Russell 2000® Growth Index, Russell 2000® Index, or other unmanaged indices so that investors may compare each Portfolio’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio; and (iv) well known monitoring sources of certificates of deposit performance rates such as Federal Reserve Bulletin, American Bankers, Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Portfolios also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Portfolios will not take into account charges and deductions against the Separate Account to which the Portfolios’ shares are sold or charges and deductions against the Variable Contracts issued by ReliaStar Life Insurance Company or its affiliates. The Portfolios’ yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Account or the Variable Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period in which the calculations are based. Performance information should be considered in light of the Portfolios’ investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

DIVIDENDS AND DISTRIBUTIONS

All Portfolios declare and pay dividends quarterly. Any net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for any Portfolio will be declared and paid at least once annually. Net realized short-term capital gains may be declared and paid more frequently.

GENERAL INFORMATION

Reports to Shareholders

The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.

Shareholder and Trustee Responsibility

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.

FINANCIAL STATEMENTS

The fiscal year of the Trust ends on December 31. The financial statements and the independent registered public accounting firm’s reports thereon, appearing in the Portfolios’ annual shareholder report for the period ending December 31, 2012, are incorporated by reference in this SAI. An annual shareholders report containing financial statements audited by the Trust’s independent registered public accounting firm and an unaudited semi-annual report will be sent to shareholders each year. Annual and unaudited semi-annual shareholder reports may be obtained without charge by contacting ING Funds at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 or by calling 1-800-992-0180.

APPENDIX A

Description of Moody’s Investors Service, Inc. (“Moody’s”) Corporate Bond Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements maybe lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporation’s (“S&P”) Corporate Debt Ratings

A-1

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures and adverse conditions.

CI -- rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) -- The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-2

APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 10, 2003

Revision Date: March 7, 2013

B-1

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I.	Introduction

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The term “proxies” as used herein shall include votes in connection with annual and special meetings of equity stockholders but not those regarding bankruptcy matters and/or related plans of reorganization. The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	Compliance Committee

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Proxy Coordinator, Agent, and/or Proxy Group (as such terms are defined in the Adviser Procedures (Exhibit 2, Sections II.A., B., and C., respectively)) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.	Delegation of Voting Authority

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance Committee with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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Fund in accordance with the current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds. In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”). Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors3, has approved them on behalf of such Sub-Adviser-Voted Series, and ratifies any subsequent changes at the next regularly scheduled meeting of the Compliance Committee and the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted. However, the Adviser shall use best efforts to recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the underlying investment company voted their interests.

However, if the underlying fund has no other shareholders, the fund-of-funds will vote as follows:

A.

If the fund-of-funds and the underlying fund are being solicited to vote on the same proposal (e.g., the election of fund directors/trustees), the fund-of-funds will vote the shares it holds in the underlying fund in the same proportion as all votes received from the holders of the fund-of-funds’ shares with respect to that proposal; and

B.

If the fund-of-funds is being solicited to vote on a proposal for an underlying fund (e.g., a new Sub-Adviser to the underlying fund), and there is no corresponding proposal at the fund-of-funds level, the Board shall determine the most appropriate method of voting with respect to the underlying fund proposal

[3]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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The foregoing procedure shall also apply to any ING Fund (an “Investing Fund”) that, while not a fund-of-funds, invests in one or more underlying funds. Accordingly:

A.	Each Investing Fund will “echo” vote its interests in an underlying fund, if the underlying fund has shareholders other than the Investing Fund;

B.

In the event an underlying fund has no other shareholders, and the Investing Fund and the underlying fund are being solicited to vote on the same proposal, the Investing Fund will vote its interests in the underlying fund in the same proportion as all votes received from the holders of its own shares on that proposal; and

C.

In the event an underlying fund has no other shareholders, and there is no corresponding proposal at the Investing Fund level, the Board shall determine the most appropriate method of voting with respect to the underlying fund proposal.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.	Approval and Review of Procedures

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.	Voting Procedures and Guidelines

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear policy (e.g., “For,” “Against,” “Withhold,” or “Abstain”) on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it

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appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined in the Adviser Procedures (Exhibit 2, Section II.D.)) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent, or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.    Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner, except that the Proxy Coordinator may first consult with a Fund’s Compliance Committee as described in Section V.B.5. below. Except as provided for herein, no Conflicts Report (as such term is defined in the Adviser Procedures (Exhibit 2, Section IV.B.)) is required in connection with Within-Guidelines Votes.

2.    Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies,

4

particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3. Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members who abstained from voting on the matter or were not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined in the Adviser Procedures (Exhibit 2, Section IV.A.)). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

5

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group, or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

A vote that is contrary to the Agent’s recommendation, but is based on input from an Investment Professional provided in connection with a Guideline requiring case-by-case review while specifying that primary consideration will be given to such input, shall be not be deemed an Out-of-Guidelines Vote if the Investment Professional completes and returns a Conflicts Report and Counsel determines that no conflict of interest appears to be present. The Proxy Group shall not be required to complete a Conflicts Report in connection with such votes.

4.    Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, as well as all applicable recommendations, analysis, research, Conflicts Reports and vote determinations.

5.    Consultation with a Fund’s Compliance Committee

The Proxy Coordinator may consult with the Chair of a Fund’s Compliance Committee for guidance on behalf of the Committee if application of the Procedures and Guidelines is unclear or in connection with any unusual or controversial issue or a recommendation received from an Investment Professional. The Chair may consider all recommendations, analysis, research, or Conflicts Reports provided by the Agent, Proxy Group, and/or Investment Professional(s). The Chair may provide guidance or direct the Proxy Coordinator to refer the proposal(s) to the full Compliance Committee. The guidance of the Chair, or the Committee, as applicable, shall be given primary consideration by the Proxy Group in making a vote determination.

6

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to the Chair or Committee for guidance, as well as all applicable recommendations, analysis, research, Conflicts Reports and vote determinations.

VI.	Conflicts of Interest

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to exercise voting discretion over a Fund’s proxy in a situation in which the Adviser or certain other related parties or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.	Reporting and Record Retention

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record, or a link thereto, for the prior one-year period ending on June 30th on the ING Funds’ website. The proxy voting record for each Fund will also be available on Form N-PX in the EDGAR database on the website of the Securities and Exchange Commission (“SEC”). For any Fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the ING Funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be included in the Fund’s Form N-PX and posted on the ING Funds’ website. If any feeder fund was solicited for vote by its underlying master fund during the reporting period, a record of the votes cast by means of the pass-through process described in Section III above will be included on the ING Funds’ website and in the Fund’s Form N-PX.

B.	Reporting to a Fund’s Compliance Committee

At each regularly scheduled meeting, the Committee will receive a report from the Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, that was (1) voted Out-of-Guidelines, including any proposals voted Out-of-Guidelines pursuant to special circumstances raised by an Investment Professional; (2) voted Within Guidelines in cases in which an Investment Professional’s recommendation was not adopted by the Proxy Group; or (3) referred to the Committee for determination in accordance with Section V. hereof. Such report shall indicate the name of the issuer, the substance of the proposal, a summary of the Investment Professional’s recommendation, where applicable and the reasons for voting, or recommending, an Out-of-Guidelines Vote or, in the case of (2) above, a Within-Guidelines Vote.

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EXHIBIT 1 – List of ING Funds

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

ING EMERGING MARKETS LOCAL BOND FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING GLOBAL STRATEGIC INCOME FUND

ING INFRASTRUCTURE, INDUSTRIALS AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST1

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

[1]	Sub-Adviser-Voted Series: ING Franklin Mutual Shares Portfolio

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EXHIBIT 2 – Proxy Voting Procedures of the Advisers

ING Investments, LLC,

ING Investment Management Co. LLC

and

Directed Services LLC

I.	Introduction

ING Investments, LLC, ING Investment Management Co. LLC and Directed Services LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. LLC and Directed Services LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.	Roles and Responsibilities

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to

9

vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping, and disclosure services. The Agent is Institutional Shareholder Services Inc., a subsidiary of MSCI Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Advisers’ Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group,

10

which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. A member of the Proxy Group may abstain from voting on any given matter, provided that quorum is not lost for purposes of taking action and that the abstaining member still participates in any conflict of interest processes required in connection with the matter. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the

11

Proxy Coordinator to so advise the Agent, except that the Proxy Coordinator shall follow any procedures established by a Fund’s Board with respect to recommendations received from an Investment Professional.

If the Proxy Group recommends that a Fund vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board. The Proxy Group may vote contrary to the Guidelines based on a recommendation from an Investment Professional, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, Sub-Advisers, and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction. Input from the relevant Sub-Advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending. The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting. In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.	Voting Procedures

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear policy (e.g., “For,” “Against,” “Withhold,” or “Abstain”)

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on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent, or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner, except that the Proxy Coordinator shall follow any procedures established by a Fund’s Board with respect to recommendations received from an Investment Professional. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions

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on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.

Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group or where applicable, an Investment Professional, recommends that a Fund vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

The Proxy Coordinator will maintain a record of all recommendations from Investment Professionals to vote contrary to the Guidelines, all proxy questions that have been referred to a Fund’s Compliance Committee, and all applicable recommendations, analysis, research, Conflicts Reports and vote determinations.

IV.	Assessment of the Agent and Conflicts of Interest

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues, and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence, or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING U.S. Investment

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Management (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group or where applicable, an Investment Professional, recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports should be provided to the Proxy Coordinator within two (2) business days and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator documents the Conflicts Report in writing. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief

15

statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	Reporting and Record Retention

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years, the first two (2) years in the Advisers’ office.

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APPENDIX 1 – Proxy Group

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President, Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Vice President, Proxy Voting, ING Funds Services, LLC

Julius A. Drelick III, CFA	Senior Vice President, Head of Fund Compliance, ING Funds Services, LLC

Harley Eisner	Vice President, Financial Analysis, ING Funds Services, LLC

Evan Posner	Vice President and Counsel, ING Funds

Effective as of July 19, 2012

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EXHIBIT 3 – Proxy Voting Guidelines of the ING Funds

I.	Introduction

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	Guidelines

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise determined in accordance with the Procedures or otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services Inc., a subsidiary of MSCI Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation when such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the relevant Investment Professional(s) has been received and

18

is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, may be submitted or requested in connection with any proposal and are likely to be requested with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement, or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.	The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall generally be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation. Support shall be withheld from nominees deemed responsible for governance shortfalls, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead. When a determination is made to withhold support due to concerns other than those related to an individual director’s independence or actions, responsibility may be attributed to the entire board, a committee, or an

19

individual (such as the CEO or committee chair), taking into consideration whether the desired effect is to send a message or to remove the director from service.

Where applicable and except as otherwise provided for herein, generally vote FOR nominees in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings during the nominee’s period of service without a valid reason for the absences. WITHHOLD support if two-year attendance cannot be ascertained from available disclosure. DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

Unless a company has implemented a policy that should reasonably prevent abusive use of its poison pill, WITHHOLD support from nominees responsible for implementing excessive anti-takeover measures, including failure to remove restrictive poison pill features or to ensure a pill’s expiration or timely submission to shareholders for vote. Responsibility will generally be assigned to the board chair or, if not standing for election, the lead director. If neither is standing for election, WITHHOLD support from all continuing directors.

Consider on a CASE-BY-CASE basis any nominee whom the Agent cites as having failed to implement a majority-approved shareholder proposal. Vote FOR if the shareholder proposal has been reasonably addressed. Proposals seeking shareholder ratification of a poison pill may be deemed reasonably addressed if the company has implemented a policy that should reasonably prevent abusive use of the pill. WITHHOLD support if the shareholder proposal at issue is supported under these Guidelines and the board has not disclosed a credible rationale for not implementing the proposal.

Consider on a CASE-BY-CASE basis any nominee whom the Agent cites as having failed to opt out of a state law requiring companies to implement a staggered board structure, generally withholding support when the company:

(1)	Demonstrates sustained poor stock performance (measured by one- and three-year total shareholder returns);

(2)	Has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time; and

(3)	Maintains a dual class capital structure, imposes a supermajority vote requirement, or has authority to issue blank check preferred stock.

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If the board has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider board nominees on a CASE-BY-CASE basis. Generally, vote FOR nominees when:

(1)	The issue relevant to the majority negative vote has been adequately addressed or cured, which may include disclosure of the board’s rationale; or

(2)	The Funds’ Guidelines or voting record do not support the relevant issue causing the majority negative vote.

If the above provisions have not been satisfied, generally WITHHOLD support from the chair of the nominating committee, or if not standing for election, consider CASE-BY-CASE.

WITHHOLD support from inside or affiliated outside directors who sit on the audit committee.

Vote FOR inside or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

Vote FOR inside or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee, but that support may be withheld from compensation committee members whose actions or disclosure do not appear to support compensation practices aligned with the best interests of the company and its shareholders. Votes on compensation committee members in connection with compensation practices should be considered on a CASE-BY-CASE basis, and generally:

(1)

Say on pay. If shareholders have been provided with an advisory vote on executive compensation (say on pay, or “SOP”), and practices not supported under these Guidelines have been identified, it shall generally be the policy of the Funds to align with the Agent when a vote AGAINST the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Issuers receiving negative recommendations on both compensation committee members and say on pay regarding issues not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis.

(2)

Say on pay responsiveness. Compensation committee members opposed by the Agent for failure to sufficiently address compensation concerns evidenced by significant opposition to the most recent SOP vote will be considered on a CASE-BY-CASE basis, factoring in the following:

(a)	If the most recent SOP vote received majority opposition, generally vote AGAINST the compensation committee chair if the company has not demonstrated an adequate level of responsiveness.

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(b)

If the most recent SOP vote passed but received significant opposition, generally vote FOR the nominee(s) if a Fund voted FOR that SOP proposal or did not have voting rights on that proposal. If a Fund voted AGAINST the SOP proposal and the company has not demonstrated an adequate level of responsiveness, generally vote AGAINST the compensation committee chair.

(c)

If the compensation committee chair is not standing for election under circumstances meriting the chair’s opposition, consider the compensation committee member(s) opposed by the Agent on a CASE-BY-CASE basis.

(3)

Say on frequency. If the Agent opposes nominees because the company has implemented an SOP schedule that is less frequent than the frequency most recently preferred by at least a plurality of shareholders, generally WITHHOLD support from the compensation committee chair. If the compensation committee chair is not standing for election, WITHHOLD support from the other compensation committee members. If no compensation committee members are standing for election, consider other nominees opposed by the Agent on a CASE-BY-CASE basis.

(4)

Tenure. Where applicable and except as otherwise provided for herein, vote FOR compensation committee members who did not serve on the compensation committee during the majority of the time period relevant to the concerns cited by the Agent.

(5)

Pay for performance. Consider compensation committee members receiving an adverse recommendation from the Agent CASE-BY-CASE when the Agent has identified a pay practice (or combination of practices) not otherwise supported under these Guidelines that appears to have created a misalignment between CEO pay and performance with regard to shareholder value. Generally vote FOR nominees if the company has provided a reasonable rationale regarding pay and performance and/or they appear reasonably correlated. Generally WITHHOLD support from compensation committee members for structuring compensation packages that unreasonably insulate pay from performance conditions.

(6)

Pay disparity. Generally DO NOT WITHHOLD support from compensation committee members solely due to internal pay disparity as assessed by the Agent, but consider pay magnitude concerns on a CASE-BY-CASE basis.

(7)

Change in control provisions. If the Agent recommends withholding support from compensation committee members in connection with overly liberal change in control provisions, including those lacking a double trigger, generally WITHHOLD support from such nominees. If the Agent recommends withholding support from compensation committee members in connection with potential change in control payments or tax-gross-ups on change in control payments, vote FOR the nominees if the amount appears reasonable and no material governance concerns exist. Generally WITHHOLD support if the amount is so significant (individually or collectively) as to potentially influence an executive’s decision to enter into a transaction or to effectively act as a poison pill.

(8)

Repricing. If the Agent recommends withholding support from compensation committee members in connection with their failure to seek, or acknowledge, a shareholder vote on plans to reprice, replace, buy back, or exchange options, generally

22

WITHHOLD support from such nominees, except that cancellation of options would not be considered an exchange unless the cancelled options were regranted or expressly returned to the plan reserve for reissuance.

(9)

Tax benefits. If the Agent recommends withholding support from compensation committee members that have approved compensation that is ineligible for tax benefits to the company (e.g., under Section 162(m) of OBRA), generally vote FOR such nominees if the company has provided an adequate rationale or the plan itself is being put to shareholder vote at the same meeting. If the plan is up for vote, the provisions under Section 8. OBRA-Related Compensation Proposals shall apply.

(10)

Director perquisites. If the Agent recommends withholding support from compensation committee members in connection with director compensation in the form of perquisites, generally vote FOR the nominees if the cost is reasonable in the context of the directors’ total compensation and the perquisites themselves appear reasonable given their purpose, the directors’ duties, and the company’s line of business.

(11)

Incentive plans. Generally consider nominees on a CASE-BY-CASE basis in connection with short-term incentive plans over which the nominee has exercised discretion to exclude extraordinary items, and WITHHOLD support if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains). Generally WITHHOLD support from compensation committee members opposed by the Agent in connection with long-term incentive plans, or total executive compensation packages, inadequately aligned with shareholders because the performance period is too short or they lack an appropriate equity component (e.g., overly cash-based plans), except that the latter will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

(12)	Options backdating. If the Agent has raised issues of options backdating, consider members of the compensation committee, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(13)

Independence from management. Generally WITHHOLD support from compensation committee members cited by the Agent for permitting named executives to have excessive input into setting their own compensation.

(14)

Multiple concerns. If the Agent recommends withholding support from compensation committee members in connection with other compensation practices such as tax gross-ups, perquisites, retention or recruitment provisions (including contract length or renewal provisions), “guaranteed” awards, pensions/SERPs, or severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure, factoring in any overall adjustments or reductions to the compensation package at issue. Except as otherwise provided for herein, generally DO NOT WITHHOLD support solely due to any single such practice if the total compensation appears reasonable, but consider on a CASE-BY-CASE basis compensation packages representing a combination of such provisions and deemed by the Agent to be excessive.

(15)	Commitments. Generally, vote FOR compensation committee members receiving an adverse recommendation from the Agent due to problematic pay practices if the issuer

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makes a public commitment (e.g., via a Form 8-K filing) to rectify the practice on a going-forward basis.

(16)	Other. If the Agent has raised other considerations regarding poor compensation practices, consider compensation committee members on a CASE-BY-CASE basis.

Accounting Practices:

(1)	Generally, except as otherwise provided for herein, vote FOR independent outside director nominees serving on the audit committee.

(2)

Where applicable and except as otherwise provided for herein, generally vote FOR nominees serving on the audit committee, or the company’s CEO or CFO if nominated as directors, who did not serve on that committee or have responsibility over the relevant financial function, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

(3)

If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis. Generally vote FOR nominees if the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring and/or the company has not yet had a full year to remediate the concerns since the time they were identified.

(4)	If total non-audit fees exceed the total of audit fees, audit-related fees, and tax compliance and preparation fees, the provisions under Section 3. Auditor Ratification shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside or affiliated outside director nominees when the full board is not majority independent on a CASE-BY-CASE basis. Generally:

(1)

WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)

WITHHOLD support from all non-independent nominees, including the founder, chairman, or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)

Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

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(4)	Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)

When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or if the Agent recommends withholding support due to other material failures or egregious actions, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided. If the Agent cites concerns regarding actions in connection with a candidate’s service on another board, vote FOR the nominee if the issuer has provided adequate rationale regarding the appropriateness of the nominee to serve on the board under consideration.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis. Input from the relevant Investment Professional(s) shall be given primary consideration with respect to such proposals.

Support will generally be WITHHELD from nominees receiving a negative recommendation from the Agent due to sustained poor stock performance (measured by one- and three-year total shareholder returns) combined with multiple takeover defenses/entrenchment devices if the issuer:

(1)	Is a controlled company or has a non-shareholder-approved poison pill in place, without provisions to redeem or seek approval in a reasonable period of time; and

(2)	Maintains a dual class capital structure, imposes a supermajority vote requirement, or has authority to issue blank check preferred stock.

Nominees receiving a negative recommendation from the Agent due to sustained poor stock performance combined with other takeover defenses/entrenchment devices will be considered on a CASE-BY-CASE basis.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, but vote FOR proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

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Generally, vote AGAINST shareholder proposals:

•	Asking that more than a simple majority of directors be independent.

•	Asking that the independence of the compensation and/or nominating committees be greater than that required by the listing exchange.

•	Limiting the number of public company boards on which a director may serve.

•	Seeking to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

•	Requesting creation of additional board committees or offices, except as otherwise provided for herein.

•

Limiting the tenure of outside directors or imposing a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards), but generally vote FOR management proposals in this regard.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation, or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

(2)	Only if the director’s legal expenses would be covered.

2.	Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the relevant Investment Professional(s) shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

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Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis, generally voting FOR if associated nominees are also supported.

3.	Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors. Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices. If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. For purposes of this review, fees deemed to be reasonable, generally non-recurring exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded. Generally vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.	Proxy Contest Defenses

Presentation of management and shareholder proposals on the same matter on the same agenda shall not require a Fund to vote FOR one and AGAINST the other.

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors and FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company is controlled or maintains a classified board of directors or a dual class voting structure, generally, vote AGAINST management proposals to eliminate cumulative voting (except that such proposals may be supported irrespective of classification in furtherance of an

27

issuer’s plan to declassify its board or adopt a majority voting standard), and vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote FOR shareholder proposals that provide shareholders with the ability to call special meetings when either (1) the company does not currently permit shareholders to do so or (2) the existing ownership threshold is greater than 25 percent.

Consider management proposals to permit shareholders to call special meetings on a CASE-BY-CASE basis, generally voting FOR such proposals not opposed by the Agent. Generally vote FOR such proposals if the Agent’s sole concern relates to a net-long position requirement.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST shareholder proposals seeking the right to act by written consent if the issuer:

(1)	Permits shareholders to call special meetings;

(2)	Does not impose supermajority vote requirements; and

(3)	Has otherwise demonstrated its accountability to shareholders (e.g., the company has reasonably addressed majority-supported shareholder proposals).

Consider management proposals to eliminate the right to act by written consent on a CASE-BY-CASE basis, generally voting FOR if the above conditions are present.

Generally, vote FOR shareholder proposals seeking the right to act by written consent if the above conditions are not present.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.	Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

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Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan or charter amendment (e.g., investment restrictions) that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level, and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, except as otherwise provided for herein, vote AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Shareholder Vote Requirement

Generally, vote AGAINST proposals to require a supermajority shareholder vote and FOR management or shareholder proposals to lower supermajority shareholder vote requirements, unless, for companies with shareholder(s) with significant ownership levels, the Agent recommends retention of existing supermajority requirements in order to protect minority shareholder interests.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.	Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or relevant Investment Professional(s) (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company

29

shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that support board entrenchment or may be used as an anti-takeover device (or to further anti-takeover conditions), particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•	In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•	If the dissidents agree, the policy remains in place.

•	If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis proposals to provide shareholders with access to management’s proxy material in order to nominate their own candidates(s) to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard. Generally, vote FOR management proposals, provided the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of a majority standard, and provided such standard does not conflict with state law in which the company is incorporated. For issuers with a history of significant corporate governance concerns, consider such proposals on a CASE-BY-CASE basis. (See also Section 11. Mutual Fund Proxies.)

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or relevant Investment Professional(s) deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

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Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis.

Other Business

In connection with proxies of U.S. issuers (e.g., those filing a DEF 14A and considered domestic by the Agent), generally vote FOR management proposals for Other Business, except when the primary proposal is not supported by a Fund or in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that support for a single proposal is not operationally required, no one proposal is deemed superior in the interest of the Fund(s), and each proposal would otherwise be supported under these Guidelines.

7.	Capital Structure

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach of determining appropriate thresholds and, for requests above such allowable threshold, applying a company-specific, qualitative review (e.g., considering rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Generally, vote FOR:

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the relevant Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•

Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the relevant Investment Professional(s) has been received and is to be utilized.

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•

Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST:

•	Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

•	Nonspecific proposals authorizing excessive discretion to a board.

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the relevant Investment Professional(s) and is to be utilized.

Dual Class Capital Structures

Generally, vote AGAINST:

•

Proposals to create or perpetuate dual class capital structures unless supported by the Agent (e.g., to avert bankruptcy or generate non-dilutive financing, and not designed to increase the voting power of an insider or significant shareholder).

•	Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures.

However, consider such proposals CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or relevant Investment Professional(s).

Consider management proposals to eliminate or make changes to dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the relevant Investment Professional(s) and is to be utilized.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures unless the relevant Fund owns a class with superior voting rights.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the relevant Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split. In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, consider management’s rationale and/or disclosure, generally voting FOR, but generally not supporting additional requests for capital increases on the same agenda.

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Preferred Stock

Review proposals to increase the number of shares of preferred stock authorized for issuance on a CASE-BY-CASE basis, and except where otherwise indicated, generally utilize the Agent’s approach for evaluating such proposals. This approach incorporates both qualitative and quantitative measures, including a review of past performance (e.g., board governance, shareholder returns and historical share usage) and the current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Agent’s proprietary model for assessing appropriate thresholds).

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or relevant Investment Professional(s) so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or relevant Investment Professional(s) so recommends because the issuance is required to address special circumstances such as a merger or acquisition.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock, unless doing so raises other concerns not otherwise supported under these Guidelines.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in

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which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected parties. This policy shall also apply to companies incorporated outside the U.S. if they are listed on a U.S. exchange and treated as a U.S. domestic issuer by the Securities and Exchange Commission (“SEC”).

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, with input from the relevant Investment Professional(s) to be given primary consideration.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.	Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans, or the issuance of shares in connection with such plans, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap, except as otherwise provided herein.

•

Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or relevant Investment Professional(s) as a condition to a major transaction such as a merger.

•	Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s).

•

Generally, vote AGAINST equity-based plans whose awards further a misalignment between CEO pay and performance with regard to shareholder value, including where pay appears unreasonably insulated from performance conditions and/or awards under the plan are concentrated among named executive officers.

•

Generally, vote AGAINST plans with inadequate disclosure regarding vesting or performance requirements. However, except as otherwise provided herein, consider plans CASE-BY-CASE if the Agent questions the form or stringency of the vesting or performance criteria.

•

Generally, vote FOR plans with costs within the cap if the primary concerns raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on a management say on pay proposal or the relevant board or committee member(s).

•	Generally, vote AGAINST plans administered by potential grant recipients.

•

Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for material plan changes, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

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•

Generally vote AGAINST long-term incentive plans that are inadequately aligned with shareholders because the performance period is too short or they lack an appropriate equity component, except that such cases will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

•	Generally, vote AGAINST plans that contain an overly liberal change in control definition (e.g., does not result in actual change in control).

•	Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace, or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods, and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement, or exchange transactions. Generally, vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement, or exchange transactions that do not meet the Agent’s criteria, or (3) give the board sole discretion to approve option repricing, replacement, or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan when costs exceed the Agent’s threshold.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange and no potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards. Unless the issuer has provided a compelling rationale, generally vote with the Agent’s recommendations AGAINST plans that include practices or features not supported under these Guidelines or deliver excessive compensation that fails to qualify for favorable tax treatment.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA, unless they are clearly

35

inappropriate.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis, generally voting FOR such plans that do not raise any negative concerns under these Guidelines.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation. However, consider CASE-BY-CASE when broader compensation concerns exist.

Shareholder Proposals Regarding Executive and Director Pay

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change in control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally, vote FOR shareholder proposals seeking double triggers on change in control awards. Consider on a CASE-BY-CASE basis proposals seeking a specific treatment of equity that vests upon change in control.

Generally vote FOR shareholder proposals to submit executive severance agreements for shareholder ratification, if such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or if ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify, or cancel executive severance or termination arrangements, including those related to executive recruitment or retention. Generally vote FOR such compensation arrangements if:

(1)	The primary concerns raised by the Agent would not result in a negative vote under these Guidelines on a management say on pay proposal or the relevant board or committee member(s);

(2)	The issuer has provided adequate rationale and/or disclosure; or

(3)	Support is recommended by the Agent or relevant Investment Professional(s) (e.g., as a condition to a major transaction such as a merger).

However, vote in accordance with the Agent’s recommendations AGAINST new or materially amended plans, contracts, or payments that include single trigger change in control cash severance provisions or do not require an actual change in control in order to be triggered.

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Consider on a CASE-BY-CASE basis any proposals opposed by the Agent due to single trigger equity acceleration or legacy single trigger change in control cash severance provisions.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation (Say on Pay)

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines (including those referenced under Section 1. The Board of Directors, Compensation Practices) and the proposal receives a negative recommendation from the Agent. Unless otherwise provided for herein, proposals not receiving the Agent’s support due to concerns regarding incentive structures, severance/termination payments, or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, factoring in whether the issuer has made improvements to its overall compensation program, and generally voting FOR if CEO pay appears aligned with performance and/or the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration. For say on pay proposals not supported by the Agent and referencing incentive plan concerns:

(1)

Short-term incentive plans: Proposals will be considered on a CASE-BY-CASE basis if they cite short-term incentive plans over which the board has exercised discretion to exclude extraordinary items, and voted AGAINST if treatment of such items has been inconsistent (e.g., exclusion of losses but not gains).

(2)

Long-term incentive plans: Proposals will be voted AGAINST if they cite long-term incentive plans that are inadequately aligned with shareholders because the performance period is too short or they lack an appropriate equity component (e.g., overly cash-based plans), except that the latter will be considered CASE-BY-CASE in connection with executives already holding significant equity positions.

Generally, vote AGAINST proposals when named executives have material input into setting their own compensation.

Generally, vote AGAINST proposals presented by issuers subject to Troubled Asset Relief Program (TARP) provisions if there is inadequate discussion of the process for ensuring that incentive compensation does not encourage excessive risk-taking.

Frequency of Advisory Votes on Executive Compensation

Generally, support proposals seeking an annual say on pay and oppose those seeking a less

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frequent say on pay.

9.	State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed as a potential takeover defense, but if so assessed, weighing management’s rationale for the change. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.	Mergers and Corporate Restructurings

Input from the relevant Investment Professional(s) shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or relevant Investment Professional(s).

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals if no input is provided by the relevant Investment Professional(s).

Corporate Restructurings

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures, and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals if no input is provided by the relevant Investment Professional(s).

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal, such as a merger or corporate restructuring, is also supported. Absent such a proposal, vote FOR adjournment if all other proposals are supported and AGAINST if all others are opposed. Under any other circumstances, consider on a CASE-BY-CASE basis.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

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Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.	Mutual Fund Proxies

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Authorizing the Board to Hire and Terminate Sub-Advisers Without Shareholder Approval

Generally, vote FOR these proposals.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

The matters below should be examined on a CASE-BY-CASE basis:

•	Election of Directors

•	Converting Closed-end Fund to Open-end Fund

•	Proxy Contests

•	Investment Advisory Agreements

•	Preferred Stock Proposals

•	1940 Act Policies

•	Changing a Fundamental Restriction to a Nonfundamental Restriction

•	Change Fundamental Investment Objective to Nonfundamental

•	Name Rule Proposals

•	Disposition of Assets/Termination/Liquidation

•	Changes to the Charter Document

•	Changing the Domicile of a Fund

•	Change in Fund’s Subclassification

•	Distribution Agreements

•	Mergers

•	Reimburse Shareholder for Expenses Incurred

•	Terminate the Investment Adviser

12.	Social and Environmental Issues

Boards of directors and company management are responsible for guiding the corporation in connection with matters that are most often the subject of shareholder proposals on social and environmental issues: ensuring that the companies they oversee comply with applicable legal, regulatory and ethical standards, effectively managing risk, and assessing and addressing matters that may have a financial impact on shareholder value. The Funds will generally vote in

39

accordance with the board’s recommendation on such proposals unless it appears both that the stewardship noted above has fallen short and the issue is material to the company. The former may be evidenced by the company’s failure to align its actions and disclosure with market practice and that of its peers, or the company’s having been subject to significant controversies, litigation, fines, or penalties in connection with the relevant issue. Such instances will be considered CASE-BY-CASE. The Funds will generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, impose excessive costs or restrictions, duplicate policies already substantially in place, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. The Funds may ABSTAIN from voting on shareholder proposals where application of the Guidelines is unclear. This may include cases where the concerns raised are considered valid but the policies or actions requested are not deemed appropriate or the issues are not clearly relevant to corporate performance or are not deemed appropriate for shareholder consideration.

13.	Global Proxies

Companies incorporated outside the U.S. shall generally be subject to the foregoing U.S. Guidelines if they are listed on a U.S. exchange and treated as a U.S. domestic issuer by the SEC. Where applicable and not provided for otherwise herein, certain U.S. Guidelines may also be applied to companies incorporated outside the U.S., e.g., companies with a significant base of U.S. operations and employees. However, the following provide for differing regulatory and legal requirements, market practices, and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals when the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice when shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•	the opening of the shareholder meeting

•	that the meeting has been convened under local regulatory requirements

•	the presence of quorum

•	the agenda for the shareholder meeting

•	the election of the chair of the meeting

•	the appointment of shareholders to co-sign the minutes of the meeting

•	regulatory filings (e.g., to effect approved share issuances)

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•	the designation of inspector or shareholder representative(s) of minutes of meeting

•	the designation of two shareholders to approve and sign minutes of meeting

•	the allowance of questions

•	the publication of minutes

•	the closing of the shareholder meeting

Consider proposals seeking authority to call shareholder meetings on less than 21 days’ notice on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to consider whether the issuer has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited its use of such authority to time-sensitive matters.

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled. Generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only when the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the relevant Investment Professional(s).

For issuers domiciled in Finland, France, Ireland, the Netherlands, Sweden, or tax haven markets, generally vote AGAINST non-independent directors opposed by the Agent when the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, vote AGAINST non-independent nominees to the audit committee, as well as bundled slates including such nominees, unless the Agent otherwise recommends support (e.g., due to market practices or requirements). If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support. For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply. For issuers in all markets, nominees (or slates of nominees) will be voted AGAINST if opposed by the Agent for failing to disclose audit fees broken down by category. If the Agent opposes audit committee members because fees for non-audit services

41

(excluding significant, one-time events) exceed 50 percent of total auditor fees, the provisions under Section 13. Ratification of Auditors and Approval of Auditors’ Fees shall apply.

Generally, vote FOR non-independent directors when the full board serves as the remuneration (compensation) or nominating committee, or the company does not have a remuneration or nominating committee, if the board meets the applicable independence requirements of the relevant listing exchange. Vote FOR non-independent directors who sit on the remuneration or nominating committees if such committee meets the applicable independence requirements of the relevant listing exchange.

Generally follow the Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled and includes independent nominees, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

Generally follow the Agent’s standards for withholding support (AGAINST or ABSTAIN, as appropriate) from bundled slates or non-independent directors (typically, but not always, excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

For issuers in Italy presenting multiple slates of directors (voto di lista), generally withhold support (AGAINST or ABSTAIN, as appropriate) from all slates until nominee names are disclosed, and upon disclosure, generally follow the Agent’s standards for assessing which slate is best suited to represent shareholder interests.

For issuers in Japan, generally follow the Agent’s recommendations in furtherance of greater board independence and minority shareholder protections, including:

•

At companies with controlling shareholders, if the board after the shareholder meeting does not include at least two directors deemed independent under the Agent’s standards, generally vote AGAINST reelection of top executives.

•

At companies with a three-committee structure, generally vote AGAINST (1) outside director nominees not deemed independent under the Agent’s standards if the board after the shareholder meeting is not majority independent and (2) non-independent directors on the nominating committee if the board does not include at least two directors deemed independent under the Agent’s standards.

•	At all companies, vote AGAINST the top executive if the board does not include at least one outside director.

Consider on a CASE-BY-CASE basis any nominee whom the Agent cites as having failed to implement a majority-approved shareholder proposal. Vote FOR if the shareholder proposal has been reasonably addressed. Vote AGAINST if the shareholder proposal is supported under these Guidelines and the board has not disclosed a credible rationale for not implementing the proposal.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees opposed by the Agent because they are presented in a manner not aligned with market best practice and/or regulation, including:

•	Bundled slates of nominees (e.g., Canada, France, Hong Kong, or Spain);

42

•	Simultaneous reappointment of retiring directors (e.g., South Africa);

•	In markets with term lengths capped by regulation or market practice, nominees whose terms exceed the caps or are not disclosed; or

•	Nominees whose names are not disclosed in advance of the meeting or far enough in advance relative to voting deadlines to make an informed voting decision.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised. The latter would include former CEOs proposed as board chairmen in markets such as the United Kingdom for which best practice and the Agent recommend against such practice.

When cumulative or net voting applies, generally vote with the Agent’s recommendation to support nominees asserted by the issuer to be independent, irrespective of audit committee membership, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•	The scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•	Culpability can be attributed to the nominee (e.g., nominee manages or audits the relevant function); and

•	The nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Consider non-independent nominees on a CASE-BY-CASE basis when the Agent has raised concerns regarding diminished shareholder value as evidenced by a significant drop in share price, generally voting with Agent’s recommendation AGAINST such nominees when few, if any, outside directors are present on the board and:

•	The founding family has retained undue influence over the company despite a history of scandal or problematic controls;

•	The nominees have engaged in protectionist activities such as introduction of a poison pill or preferential and/or dilutive share issuances; or

•	Evidence exists regarding compliance or accounting shortfalls.

If the Agent recommends withholding support due to other material failures or egregious actions, the Funds’ U.S. Guidelines with respect to such issues shall apply.

Consider nominees serving on the remuneration committee on a CASE-BY-CASE basis if the Agent recommends withholding support from nominees in connection with remuneration practices not otherwise supported by these Guidelines, including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation. For Canadian issuers, the Funds’ U.S. Guidelines with respect to Section 1. Voting on Director Nominees in Uncontested Elections, Compensation Practices, shall apply.

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For issuers in markets in which it is common practice for nominees’ attendance records to be disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply. The same two-year attendance policy shall be applied regarding attendance by directors and statutory auditors of Japanese companies if year-over-year data can be tracked by nominee.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates, except that (1) an unqualified candidate will generally not be supported simply to effect a “protest vote” and (2) cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from the legal entity and vote on the physical person.

Generally, vote with the Agent’s recommendation to withhold support (AGAINST or ABSTAIN, as appropriate) from nominees for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification, or determination not to accept appointment).

Generally, vote with the Agent’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

Board Structure

Generally, vote FOR proposals to fix board size, but vote AGAINST if the Agent opposes due to corporate governance, anti-takeover, or board independence concerns. Generally, vote FOR proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations. Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals. Consider other proposals regarding board structure or policies on a CASE-BY-CASE basis, voting AGAINST if they promote practices not supported under these Guidelines.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the three-committee structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank, or one of its top shareholders. Where shareholders must vote on multiple nominees in a single resolution, vote AGAINST all nominees. When multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

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Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, except where market practice otherwise dictates, vote AGAINST proposals that permit non-board members to serve on the audit, remuneration (compensation), or nominating committee, provided that bundled slates, if otherwise acceptable under these Guidelines, may be supported if no slate nominee serves on the relevant committee(s). If not otherwise addressed under these Guidelines, consider other negative recommendations from the Agent regarding committee members on a CASE-BY-CASE basis.

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.

Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meet exchange or market standards for independence.

For European issuers, vote AGAINST non-executive director remuneration if:

•	The advance general meeting documents do not specify fees paid to non-executive directors;

•	The company seeks to excessively increase the fees relative to market or sector practices without providing a reasonable rationale for the increase; or

•	It provides for granting of stock options or similarly structured equity-based compensation.

For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally follow the Agent’s guidelines on retirement and annual bonus payments, which include voting FOR retirement bonus proposals if all payments are for directors or auditors who have served as executives of the company and AGAINST such proposals if any payments are for outsiders, except when deemed appropriate by the Agent, provided that no payments shall be supported unless the individual or aggregate amounts are disclosed. In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors or other outside parties, generally voting AGAINST such plans.

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Amendment Procedures for Equity Compensation Plans and Employee Share Purchase Plans (ESPPs)

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and ESPPs shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Compensation Plans and Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, votes with respect to equity compensation plans (e.g., option, warrant, restricted stock, or employee share purchase plans or participation in company offerings such as IPOs or private placements) or awards thereunder, the issuance of shares in connection with such plans, cash-based plans where appropriate, or related management proposals (e.g., article amendments), should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering quantitative or qualitative factors as appropriate for the market and utilizing the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST proposals that:

•	Exceed Agent’s recommended burn rates or dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•

Provide deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting or performance requirements (e.g., Japan) or broad-based employee participation otherwise meeting the Agent’s standards (e.g., France);

•	Are administered with discretion by potential grant recipients, unless such discretion is deemed acceptable due to market practice or other mitigating provisions;

•	Provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, or The Netherlands);

•

Permit financial assistance to executives, directors, subsidiaries, affiliates, or related parties under conditions not supported by the Agent (e.g., misaligned with shareholders’ interests and/or posing excessive risk or independence concerns);

•	For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price, and performance criteria;

•

Provide for vesting upon change in control if deemed to evidence a potential conflict of interest or anti-takeover device or if the change in control definition is too liberal (e.g., does not result in actual change in control);

•	Provide inadequate disclosure regarding vesting or performance requirements.

•	Include vesting or performance periods that do not meet market standards (or the Agent’s standards where market standards are unclear);

•	Permit post-employment vesting or exercise if deemed inappropriate by the Agent;

•

Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans;

46

•	Provide for contract or notice periods or severance/termination payments that exceed market practice, e.g., relative to multiples of annual compensation;

•

Promote a pay practice (or combination of practices) not otherwise supported under these Guidelines that appears to diminish accountability to shareholders and/or has created a misalignment between CEO pay and performance with regard to shareholder value; or

•

Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to vesting provisions, performance hurdles, discretionary bonuses, recruitment awards, retention incentives, non-compete payments, severance/termination payments, or incentive structures if:

(1)	The company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice, or participation;

(2)	The recipient’s overall compensation appears reasonable;

(3)

Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)	The board and/or responsible committee meet exchange or market standards for independence.

Unless otherwise provided for herein, market practice of the primary country in which a company does business or competes for talent, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports (Advisory Votes on Executive Compensation)

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified) from remuneration reports/advisory votes on compensation that include compensation plans that:

(1)	Permit practices or features not supported under these Guidelines, including conditions described under Compensation Plans and Shares Reserved for Equity Compensation Plans above;

(2)	Permit retesting excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)

Cite long-term incentive plans deemed to be inadequately aligned with shareholders because the performance period is too short or they lack an appropriate equity component (e.g., overly cash-based plans), except that the latter will be considered CASE-BY-CASE in connection with executives already holding significant equity positions;

47

(4)	Cite equity award valuation methods triggering a negative recommendation from the Agent;

(5)	Include components, metrics, or rationales that have not been disclosed in line with market practice (although retrospective disclosure may be considered adequate);

(6)

For issuers in Australia, permit open market purchase of shares in support of equity grants in lieu of seeking shareholder approval, but only if the issuer has a history of significant negative votes when formally seeking approval for such grants; or

(7)

Include provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR. Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding vesting provisions, performance hurdles, discretionary bonuses, recruitment awards, retention incentives, non-compete payments, severance/termination payments, or incentive structures not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if:

(1)	The company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration;

(2)	The recipient’s overall compensation appears reasonable;

(3)

Potential payments or awards are not so significant (individually or collectively) as to potentially influence an executive’s decision-making (e.g., to enter into a transaction that will result in a change of control payment) or to effectively act as a poison pill; and

(4)	The board and/or responsible committee meet exchange or market standards for independence.

Reports with typically unsupported features may be voted FOR when the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Proposals to Provide an Advisory Vote on Executive Compensation

For issuers in Canada, generally support proposals seeking a say on pay, with a preference for an annual vote.

Shareholder Proposals Regarding Executive and Director Pay

Except as otherwise provided for herein, the Funds’ U.S. Guidelines with respect to shareholder proposals regarding executive and director pay shall generally apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital, appropriate volume and duration parameters, and market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong

48

Kong). Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds, or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants when concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Generally, vote AGAINST nonspecific proposals authorizing excessive discretion to a board.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows. Generally:

•

Vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital, unless:

¡	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

¡	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•	Vote AGAINST proposals to adopt unlimited capital authorizations.

•	The Agent’s market-specific exceptions to the above parameters shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•

Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•

Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock, unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers, or repurchases) that do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations

49

when responsibility for the actions can be reasonably attributed to the nominee. Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Waiver on Tender-Bid Requirement

Generally, consider proposals on a CASE-BY-CASE basis seeking a waiver for a major shareholder or concert party from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding inadequate disclosure, remuneration arrangements (including severance/termination payments exceeding local standards for multiples of annual compensation), or consulting agreements with non-executive directors. Unless otherwise provided for herein, reports not receiving the Agent’s support due to other concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale or disclosure provided and generally voted FOR if the overall remuneration package and/or program at issue appears reasonable and the board and/or responsible committee meet exchange or market standards for independence. Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee. However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.

For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which generally indicate a vote FOR such proposals if the level of disclosure and independence meet the Agent’s standards. However, if fees for non-audit services (excluding significant, one-time events) exceed 50 percent of total auditor fees, consider on a CASE-BY-CASE basis, and vote AGAINST ratification of auditors or approval of auditors’ fees opposed by the Agent if it appears that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence, including circumstances where no rationale is provided.

50

In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Audit Commission

Consider nominees to the audit commission on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Allocation of Income and Dividends

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, generally voting with the Agent’s recommendations to support such proposals unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Generally vote FOR such proposals by issuers in other markets.

In any markets, in the event management offers multiple dividend proposals on the same agenda, consider on a CASE-BY-CASE basis, with primary consideration given to input from the relevant Investment Professional(s) and voting decisions generally based on the Agent’s recommendation if no input is received.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments and Issuance Requests

Generally, vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper). Generally, vote FOR debt issuances for companies when the gearing level (current debt-to-equity ratio) is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter, contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty), or is deemed likely to have a negative impact on director independence.

51

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares, unless concerns not otherwise supported under these Guidelines are raised by the Agent.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the relevant Investment Professional(s).

Article and Bylaw Amendments

Review on a CASE-BY-CASE basis all proposals seeking adoption of, or amendments to, the articles of association, bylaws, or related board policies.

Generally, vote FOR the proposal if:

•	The change or policy is editorial in nature;

•	Shareholder rights are protected;

•	There is negligible or positive impact on shareholder value;

•	Management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•	It seeks to discontinue and/or delist a form of the issuer’s securities when the relevant Fund does not hold the affected security type;

•	Notice or disclosure requirements are reasonable; or

•	The company is required to do so by law (if applicable).

Generally, vote AGAINST the proposal if:

•	It removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•	It reduces relevant disclosure to shareholders;

•	It seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•	It is not supported under these Guidelines, is presented within a bundled proposal, and the negative impact, on balance, outweighs any positive impact; or

•

It imposes a negative impact on existing shareholder rights, including rights of the Funds, or diminishes accountability to shareholders to the extent that any positive impact would not be deemed to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•	Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•

Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

52

•

If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•

Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a creeping takeover or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

53

PART C

OTHER INFORMATION

ING VARIABLE PRODUCTS TRUST

(“REGISTRANT”)

ITEM 28. EXHIBITS

(a)	(1)	Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Form N-1A Registration Statement on February 28, 1996 and incorporated herein by reference.

(2)

Certificate of Amendment of Declaration of Trust and Redesignation of Series – Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on April 30, 1997 and incorporated herein by reference.

(3)

Certificate of Establishment and Designation dated April 24, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Form N-1A Registration Statement on May 16, 1997 and incorporated herein by reference.

(4)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(5)

Certificate of Amendment of Declaration of Trust and Redesignation of Series – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(6)

Certificate of Amendment of Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(7)

Certificate of Amendment of Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(8)

Certificate of Establishment and Designation of Series – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(9)

Certificate of Amendment of Declaration of Trust and Redesignation of Series – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Form N-1A Registration Statement on January 28, 2000 and incorporated herein by reference.

(10)

Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; and Establishment of New Principal Place of Business – Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Form N-1A Registration Statement on April 27, 2001 and incorporated herein by reference.

(11)

Abolition of Series of Shares of Beneficial Interests dated December 17, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(12)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(13)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(14)

Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2003 and incorporated herein by reference.

(15)

Establishment and Declaration of Series – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(16)

Certificate of Amendment of Declaration of Trust dated June 17, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(17)

Establishment and Designation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(18)

Certificate of Amendment of Declaration of Trust dated June 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(19)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(20)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(21)

Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(22)

Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(23)

Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(24)

Establishment and Designation of Series and Classes dated November 11, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(25)

Certificate of Amendment of Declaration of Trust dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(26)

Amended Establishment and Designation of Series and Classes of Shares (ING VP Growth + Value Portfolio) effective November 11, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(27)

Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(28)

Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(29)

Abolition of Series of Shares of Beneficial Interest (ING VP International Portfolio and ING VP International SmallCap Growth Portfolio) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(30)

Amended Establishment and Designation of Classes dated April 4, 2005 (Class I shares of ING VP LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 4, 2005 and incorporated herein by reference.

(31)

Establishment and Designation of Classes (Class ADV shares) dated April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 4, 2005 and incorporated herein by reference.

(32)

Abolition of Series of Beneficial Interest (ING VP Disciplined LargeCap Portfolio and ING VP MagnaCap Portfolio) dated January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

	(33)

Abolition of Series of Beneficial Interest (ING VP Convertible Portfolio) dated May 16, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

	(34)

Abolition of Series of Beneficial Interest (ING VP LargeCap Growth Portfolio) dated December 27, 2006 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

	(35)

Plan of Liquidation and Dissolution of Series (ING VP Financial Services Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

	(36)

Abolition of Series of Beneficial Interest (ING VP Financial Services Portfolio) dated September 11, 2008 – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

	(37)

Abolition of Series of Beneficial Interest (ING VP High Yield Portfolio and ING VP Real Estate Portfolio) dated September 11, 2008 – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

	(38)

Establishment and Designation of Classes (Class S2 shares) dated January 23, 2009 – Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

	(39)

Certificate of Amendment of Declaration of Trust and Redesignation of Series effective May 1, 2009 – Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on April 29, 2009 and incorporated herein by reference.

(b)	(1)	By-laws – Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Form N-1A Registration Statement on February 28, 1996 and incorporated herein by reference.

(i)       Amendment, effective July 26, 2000, to the By-laws – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(c)	N/A

(d)	(1)

Amended and Restated Investment Advisory Agreement between ING Variable Products Trust (formerly, Pilgrim Variable Products Trust) and ING Investments, LLC (formerly, ING Pilgrim Investments, LLC) dated September 1, 2000 and amended and restated April 30, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(i)      First Amendment, effective September 2, 2004, to the Amended and Restated Investment Advisory Agreement dated September 1, 2000 and amended and restated April 30, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 4, 2005 and incorporated herein by reference.

(ii)     Second Amendment, effective December 15, 2006, to the Amended and Restated Investment Advisory Agreement dated September 1, 2000 and amended and restated April 30, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

(iii)   Amended and Restated Schedule A, effective February 1, 2011, with respect to the Amended and Restated Investment Advisory Agreement dated September 1, 2000 and amended and restated April 30, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(2)

Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC (formerly, Aeltus Investment Management, Inc. and ING Investment Management Co.) dated August 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 18, 2002 and incorporated herein by reference.

(i)      First Amendment, effective as of July 1, 2003, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(ii)     Second Amendment, effective as of September 1, 2003, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

(iii)   Third Amendment, effective as of December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 7, 2001 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)    Fourth Amendment, effective as of September 15, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(v)     Amended Schedule A, effective November 30, 2009, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

	(3)

Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust, effective February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 4, 2005 and incorporated herein by reference.

		(i)

First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investment, LLC and ING Variable Products Trust, effective February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

		(ii)

Amended Schedule A, effective May 1, 2013, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust, effective February 1, 2005 – Filed herein.

		(iii)

Side letter agreement dated May 2, 2013 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust, (with respect to ING MidCap Opportunities Portfolio), effective February 1, 2005 – Filed herein.

(e)	(1)

Distribution Agreement between ING Variable Products Trust and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) dated February 26, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

		(i)

Substitution Agreement dated October 8, 2002 between ING Variable Products Trust and ING Investments Distributor, LLC, effective February 26, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

		(ii)

Amended and Restated Schedule of Portfolios dated November 2011 to the Distribution Agreement between ING Variable Products Trust and ING Investments Distributor, LLC, effective February 26, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on April 24, 2012 and incorporated herein by reference.

(f)	N/A

(g)	(1)

Custody Agreement with The Bank of New York Mellon (formerly, The Bank of New York) dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A, effective May 1, 2013, to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed herein.

(2)

Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A, effective May 1, 2013, to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed herein.

(ii)

Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

(3)

Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A, effective May 1, 2013, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed herein.

(h)	(1)

Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC dated May 2, 1994, as amended May 1, 1997, as restated April 30, 2000, as further restated on April 30, 2001, and as further amended and restated on November 30, 2008 – Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on April 29, 2009 and incorporated herein by reference.

(i)

Amended and Restated Schedule A, dated November 30, 2009, to the Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC dated May 2, 1994, as amended May 1, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

(2)

Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 – Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on April 29, 2009 and incorporated herein by reference.

(i)

Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

		(ii)	Amended Exhibit A, effective May 1, 2013, to the Transfer Agency Services Agreement dated February 25, 2009 – Filed herein.

(3)

Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on February 2, 2004 and incorporated herein by reference.

	(i)	Amended Exhibit A, effective May 1, 2013, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed herein.

(4)

Administrative and Shareholder Services Agreement with ING Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(5)

Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(6)

Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(7)

Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(8)

Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(9)

Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(10)

Administration and Shareholder Services Agreement between Pilgrim Variable Products Trust, Northern Life Insurance Company, and ING Pilgrim Securities, Inc. dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(11)

Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(12)

Participation Agreement between Pilgrim Variable Products Trust, Aetna Insurance Company of America, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance Company of America and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(13)

Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(14)

Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed November 15, 2001, to the Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(ii)

Amendment, executed August 30, 2002, to the Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(15)

Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(ii)

Amendment, executed September 22, 2003, to the Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company, and ING Pilgrim Securities, Inc. dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(16)

Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York, and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

(i)

Amendment, executed August 30, 2002, to the Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(17)	Participation Agreement between Massachusetts Mutual Life Insurance Company and ING Variable Products Trust, effective April 26, 2006 – Filed as an exhibit to

		Post-Effective Amendment No. 32 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

		(i)

Amendment dated April 3, 2008 to the Participation Agreement between Massachusetts Mutual Life Insurance Company and ING Variable Products Trust, effective April 26, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

		(ii)	Amendment dated September 6, 2008 to the Participation Agreement between Massachusetts Mutual Life Insurance Company and ING Variable Products Trust, effective April 26, 2006 – Filed herein.

	(18)

Allocation Agreement (Fidelity Bond) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

		(i)

Amended Schedule A dated May 2007 to the Allocation Agreement (Fidelity Bond) dated May 24, 2002 –Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

	(19)

Allocation Agreement (Directors and Officers Liability) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 15, 2004 and incorporated herein by reference.

		(i)

Amended Schedule A dated May 2007 to the Allocation Agreement (Directors and Officers Liability) dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)	(1)

Legal Opinion of Dechert with respect to Pilgrim VP MagnaCap, Pilgrim VP Growth Opportunities, and Pilgrim VP MidCap Opportunities Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Form N-1A Registration Statement on April 27, 2000 and incorporated herein by reference.

	(2)

Legal Opinion of Dechert with respect to Pilgrim VP Growth and Income, Pilgrim VP Financial Services, Pilgrim VP Convertible, Pilgrim VP Worldwide Growth, Pilgrim VP International, Pilgrim VP International SmallCap Growth, Pilgrim VP Emerging Countries, and Pilgrim VP LargeCap Growth Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Form N-1A Registration Statement on April 27, 2001 and incorporated herein by reference.

	(3)

Legal Opinion and Consent of Dechert LLP with respect to Class ADV shares of ING VP High Yield Bond, ING VP International Value, ING VP LargeCap Growth, and ING MidCap Opportunities Portfolios and Class I shares of ING VP LargeCap Growth Portfolio as to the legality of securities being registered – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on April 4, 2005 and incorporated herein by reference.

	(4)

Legal Opinion of Dechert LLP with respect to Class ADV shares of ING VP SmallCap Opportunities Portfolio as to the legality of securities being registered – Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 18, 2008 and incorporated herein by reference.

	(5)

Legal Opinion of Dechert LLP with respect to Class S2 shares of the Registrant as to the legality of securities being registered – Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(j)	(1)	Consent of Dechert LLP – Filed herein.

	(2)	Consent of KPMG LLP – Filed herein.

(k)	N/A

(l)	N/A

(m)	(1)	Second Amended and Restated Shareholder Services Plan (Class S shares), dated November 29, 2012 - Filed herein.

		(i)

Waiver letter dated May 1, 2013 with respect to the Second Amended and Restated Shareholder Services Plan (Class S shares) dated November, 29, 2012 for ING International Value Portfolio and MidCap Opportunities Portfolio dated August 7, 2001 – Filed herein.

	(2)	Amended and Restated Shareholder Service and Distribution Plan (Class ADV shares) dated November 29, 2012 – Filed herein.

	(3)	Amended and Restated Shareholder Service and Distribution Plan (Class S2 shares) dated November 29, 2012 – Filed herein.

		(i) Waiver letter dated May 1, 2013 with respect to the Amended and Restated Shareholder and Distribution Plan (Class S2 shares) dated November 29, 2012 – Filed herein.

(n)	(1)

Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated November 14, 2008 – Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

		(i) Amended Schedule A dated November 29, 2012 to the Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated November 14, 2008 – Filed herein.

(o)	N/A

(p)	(1)

ING Funds and Advisers (ING Investments, LLC) and ING Investment Co. LLC (U.S.) Code of Ethics amended January 2012 – Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on April 24, 2012 and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Variable Products Trust is a Massachusetts business trust for which separate financial statements are filed. As of April 2, 2013, no affiliated insurance companies owned more the 25% of the Registrant’s outstanding voting securities of the Registrant except as noted below:.

ING Life Insurance and Annuity Company	% of Portfolio
ING International Value Portfolio	81.99%
ING SmallCap Opportunities Portfolio	38.72%

ING USA Annuity and Life Insurance Company
ING MidCap Opportunities Portfolio	37.47%

ILIAC and IUALIC are indirect wholly-owned subsidiaries of ING Groep N.V.

ITEM 30. INDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)

every person who is, or has been, a trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a trustee or officer and against amounts paid or incurred by him/she in the settlement thereof; and

(ii)

the word “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions suits, or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a trustee or officer:

(i)

against any liability to the Trust, a Series thereof, or its Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he/she engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his/her office;

(ii)	with respect to any matter as to which he/she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his/her action was in the best interest of the Trust; or

(iii)

in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h)(i) or (b)(ii) resulting in a payment by a trustee or officer, unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(a)	by the court or other body approving the settlement or other disposition; or

(b)

based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such trustee or officer and shall inure to the benefit of the heirs, executors, administrators, and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than trustees and officers may be entitled by contract or otherwise under law.

(c)

Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)	such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)

a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “disinterested trustee” is one who is not: (i) an interested person of the Trust (including anyone who has been exempted from being an interested person by any rule, regulation or order of the Commission); or (ii) involved in the claim, action, suit, or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Information as to the directors and officers of ING Investments, LLC, together with information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the directors and officers of ING Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of ING Investment Management Co. LLC, together with information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Co. LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-09046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITER

(a)

ING Investments Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Separate Portfolios Trust; and ING Strategic Allocation Portfolios, Inc.

(b)

Information as to the directors and officers of ING Investments Distributor, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”), and the rules promulgated thereunder are maintained at the offices of (a) the Registrant; (b) the Adviser; (c) the Distributor; (d) the Sub-Advisers; (e) the Custodian; (f) the Transfer Agent; and (g) the Administrator. The address of each is as follows:

(a)	ING Variable Products Trust
7337 E. Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

(b)	ING Investments, LLC
7337 E. Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

(c)	ING Investments Distributor, LLC
7337 E. Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

(d)	ING Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

(e)	The Bank of New York Mellon
One Wall Street
New York, New York 10286

(f)	BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Deleware 19809

(g)	ING Funds Services, LLC
7337 E. Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

ITEM 34. MANAGEMENT SERVICES

N/A

ITEM 35. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 49 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 25th day of April, 2013.

ING VARIABLE PRODUCTS TRUST

By:	/s/: Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun P. Mathews*	President, Chief Executive Officer, and Interested Trustee	April 25, 2013

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	April 25, 2013

Colleen D. Baldwin*	Trustee	April 25, 2013

John V. Boyer*	Trustee	April 25, 2013

Patricia W. Chadwick*	Trustee	April 25, 2013

Peter S. Drotch*	Trustee	April 25, 2013

J. Michael Earley*	Trustee	April 25, 2013

Patrick W. Kenny*	Trustee	April 25, 2013

Sheryl K. Pressler*	Trustee	April 25, 2013

Roger B. Vincent*	Chairman and Trustee	April 25, 2013

Robert W. Crispin*	Interested Trustee	April 25, 2013

*By:	/s/: Huey P. Falgout, Jr.
Huey P. Falgout, Jr. as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee are attached hereto.

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Colleen D. Baldwin
Colleen D. Baldwin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ John V. Boyer
John V. Boyer
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Patricia W. Chadwick
Patricia W. Chadwick
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Robert W. Crispin
Robert W. Crispin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Peter S. Drotch
Peter S. Drotch
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ J. Michael Earley
J. Michael Earley
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Patrick W. Kenny
Patrick W. Kenny
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer and Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer and Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Sheryl K. Pressler
Sheryl K. Pressler
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Infrastructure, Industrials and Materials Fund	333-147343	811-22144
ING International High Dividend Equity Income Fund	333-142112	811-22051
ING Investors Trust	33-23512	811-5629
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Partners, Inc.	333-32575	811-08319
ING Prime Rate Trust	333-180973 (5mil) 333-180985 (25mil)	811-5410 811-5410
ING Risk Managed Natural Resources Fund	333-136495	811-21938
ING Senior Income Fund	333-175174	811-10223
ING Separate Portfolios Trust	333-141111	811-22025
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of May 23, 2012.

/s/ Roger B. Vincent
Roger B. Vincent
Chairman and Director/Trustee

EXHIBIT INDEX LIST

ING VARIABLE PRODUCTS TRUST

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(d)(3)(ii)	Amended Schedule A, effective May 1, 2013, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust, effective February 1, 2005.
(d)(3)(iii)

Side letter agreement dated May 2, 2013 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust, (with respect to ING MidCap Opportunities Portfolio), effective February 1, 2005.

(g)(1)(i)	Amended Exhibit A, effective May 1, 2013, to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003.
(g)(2)(i)	Amended Exhibit A, effective May 1, 2013, to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003.
(g)(3)(i)	Amended Exhibit A, effective May 1, 2013, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003.
(h)(2)(ii)	Amended Exhibit A, effective May 1, 2013, to the Transfer Agency Services Agreement dated February 25, 2009.
(h)(3)(i)	Amended Exhibit A, effective May 1, 2013, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003.
(h)(17)(ii)	Amendment dated September 6, 2008 to the Participation Agreement between Massachusetts Mutual Life Insurance Company and ING Variable Products Trust, effective April 26, 2006.
(j)(1)	Consent of Dechert LLP
(j)(2)	Consent of KPMG LLP
(m)(1)	Second Amended and Restated Shareholder Services Plan (Class S Shares), dated November 29, 2012.
(m)(1)(i)	Waiver letter dated May 1, 2013 with respect to the Shareholder Services Plan (Class S shares) for ING International Value Portfolio and MidCap Opportunities Portfolio dated August 7, 2001.
(m)(2)	Amended and Restated Shareholder Service and Distribution Plan (Class ADV shares) dated November 29, 2012.
(m)(3)	Amended and Restated Shareholder Service and Distribution Plan (Class S2 shares) dated November 29, 2012.
(m)(3)(i)	Waiver letter dated May 1, 2013 with respect to the Shareholder and Distribution Plan (Class S2 shares) dated November 14, 2008.
(n)(1)(i)	Amended Schedule A dated November 29, 2012 to the Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated November 14, 2008.